As filed with the Securities and Exchange Commission on April 30, 2013

Securities Act of 1933 File No. 33-78960

Investment Company Act of 1940 File No. 811-08510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 55      ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ☒

Amendment No. 58

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-6036

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Timothy B. Parker, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

It is proposed that this filing will become effective

☐  immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2013_ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on ____________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on April 30, 2013 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matthews Asia Funds | Prospectus

April 30, 2013 | matthewsasia.com

INVESTOR CLASS SHARES

Asian Growth and Income Fund (MACSX)

Asia Dividend Fund (MAPIX)

China Dividend Fund (MCDFX)

Asia Focus Fund (MAFSX)

Asia Growth Fund (MPACX)

Pacific Tiger Fund (MAPTX)

Emerging Asia Fund (MEASX)

China Fund (MCHFX)

India Fund (MINDX)

Japan Fund (MJFOX)

Korea Fund (MAKOX)

Asia Small Companies Fund (MSMLX)

China Small Companies Fund (MCSMX)

Asia Science and Technology Fund (MATFX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Contents
FUND SUMMARIES
ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	1
Matthews Asia Dividend Fund	4
Matthews China Dividend Fund	7

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	10
Matthews Asia Growth Fund	13
Matthews Pacific Tiger Fund	16
Matthews Emerging Asia Fund	19
Matthews China Fund	22
Matthews India Fund	25
Matthews Japan Fund	28
Matthews Korea Fund	31

ASIA SMALL COMPANY STRATEGIES
Matthews Asia Small Companies Fund	34
Matthews China Small Companies Fund	37

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	40

Financial Highlights	44

Additional Fund Information
Investment Objectives of the Funds	56
Fundamental Investment Policies	56
Matthews’ Investment Approach	56
Risks of Investing in the Funds	59
Management of the Funds	67

Investing in the Matthews Asia Funds	71
Pricing of Fund Shares	71
Purchasing Shares	71
Exchanging Shares	74
Selling (Redeeming) Shares	74
Market Timing Activities and Redemption Fees	75
Other Shareholder Information	77

Index Definitions	79

General Information	80

Privacy Statement	80

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.44%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.11%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $113	Three years: $353	Five years: $612	Ten years: $1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or

MATTHEWS ASIAN GROWTH AND INCOME FUND	1

region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund may invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

2	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Asian Growth and Income Fund
Return before taxes	26.90%	5.37%	14.27%	11.08%
Return after taxes on distributions[1]	26.19%	4.27%	12.75%	8.97%
Return after taxes on distributions and sale of Fund shares[1]	17.90%	4.26%	12.22%	8.68%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	22.70%	0.12%	14.95%	4.15%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

Co-Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS ASIAN GROWTH AND INCOME FUND	3

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.42%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.09%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $111	Three years: $347	Five years: $601	Ten years: $1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

4	matthewsasia.com | 800.789.ASIA

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS ASIA DIVIDEND FUND	5

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

			Since Inception
	1 year	5 years	(10/31/06)
Matthews Asia Dividend Fund
Return before taxes	21.63%	7.99%	10.69%
Return after taxes on distributions[1]	20.49%	7.19%	9.72%
Return after taxes on distributions and sale of Fund shares[1]	14.53%	6.62%	8.93%
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)	17.05%	-1.23%	2.25%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Asia Dividend Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

6	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.80%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.47%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $150	Three years: $467	Five years: $805	Ten years: $1,759

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China and Taiwan. The Fund may also invest in convertible debt and equity securities. China also includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

MATTHEWS CHINA DIVIDEND FUND	7

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly

8	matthewsasia.com | 800.789.ASIA

its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(11/30/09)
Matthews China Dividend Fund
Return before taxes	27.81%	10.59%
Return after taxes on distributions[1]	26.35%	9.68%
Return after taxes on distributions and sale of Fund shares[1]	18.28%	8.67%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	23.10%	1.91%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the China Dividend Fund since 2012.

Co-Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS CHINA DIVIDEND FUND	9

Matthews Asia Focus Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		1.71%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		2.38%
Fee Waiver and Expense Reimbursement		(0.47%)[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.91%

1	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.

2	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2015 to the extent needed to limit Total Annual Fund Operating Expenses to 1.75% for the Institutional Class and agreed to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may exceed 1.75%. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $194	Three years: $633

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Focus Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrow-ings for investment purposes, in the common and preferred stocks of companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan but

10	matthewsasia.com | 800.789.ASIA

including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in companies capable of sustainable growth based on fundamental characteristics. Companies in which the Fund invests typically possess, in the portfolio managers’ judgment, such attributes as a high quality management team, strong corporate governance standards, sustainable return on capital over an extended period, strong free cash flow generation and an attractive valuation in relation to growth prospects and intrinsic value. Although the Fund is unconstrained by sector, geographic area or market capitalization, companies in which the Fund invests are typically expected to be medium capitalization companies or large capitalization companies. Once fully invested, the Fund is currently expected to hold stocks of between 25 and 35 companies under normal market conditions.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Focused Investment Risk: The Fund is a focused fund and is currently expected to hold stocks of between only 25 and 35 companies once fully invested. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

MATTHEWS ASIA FOCUS FUND	11

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund’s primary benchmark index is MSCI All Country Asia ex Japan Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

Co-Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

12	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.49%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.16%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $118	Three years: $368	Five years: $638	Ten years: $1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

MATTHEWS ASIA GROWTH FUND	13

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services per-formed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities trans-actions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

14	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

			Since Inception
	1 year	5 years	(10/31/03)
Matthews Asia Growth Fund
Return before taxes	17.47%	3.34%	9.63%
Return after taxes on distributions[1]	17.47%	2.95%	9.22%
Return after taxes on distributions and sale of Fund shares[1]	11.36%	2.73%	8.50%
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)	17.05%	-1.23%	7.45%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS ASIA GROWTH FUND	15

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.44%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.11%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $113	Three years: $353	Five years: $612	Ten years: $1,352

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

16	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS PACIFIC TIGER FUND	17

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
				(9/12/94 Fund)
	1 year	5 years	10 years	(8/31/94 Index)
Matthews Pacific Tiger Fund
Return before taxes	21.00%	4.38%	17.69%	9.18%
Return after taxes on distributions[1]	21.01%	3.64%	16.96%	8.42%
Return after taxes on distributions and sale of Fund shares[1]	13.96%	3.54%	15.97%	7.96%
MSCI All Country Asia ex Japan Index
(reflects no deduction for fees, expenses or taxes)	22.70%	0.12%	14.95%	4.15%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the Pacific Tiger Fund since 2006.

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Pacific Tiger Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

18	matthewsasia.com | 800.789.ASIA

Matthews Emerging Asia Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution (12b-1) Fees		None
Other Expenses		1.83%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		2.83%
Fee Waiver and Expense Reimbursement		(0.67%)[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.16%

1	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.
2	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2015 to the extent needed to limit Total Annual Fund Operating Expenses to 2.00% for the Institutional Class and agreed to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may exceed 2.00%. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $219	Three years: $723

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance.

Principal Investment Strategy

Under normal market conditions, the Emerging Asia Fund seeks to achieve its invest-ment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. A company is considered to

MATTHEWS EMERGING ASIA FUND	19

be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund may also invest in the convertible securities, of any duration or quality, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

Once fully invested and under normal market conditions, the Fund is expected to invest a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time. The Fund may invest in companies of any market capitalization, including micro-cap companies.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

20	matthewsasia.com | 800.789.ASIA

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies: Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies.

Past Performance

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund’s primary benchmark index is MSCI Emerging Markets (EM) Asia Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Emerging Asia Fund since the Fund’s inception in 2013.

Co-Manager: Robert Harvey, CFA, has been a Portfolio Manager of the Emerging Asia Fund since the Fund’s inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS EMERGING ASIA FUND	21

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.45%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.12%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $114	Three years: $356	Five years: $617	Ten years: $1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services

22	matthewsasia.com | 800.789.ASIA

performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS CHINA FUND	23

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
				(2/19/98 Fund)
	1 year	5 years	10 years	(2/28/98 Index)
Matthews China Fund
Return before taxes	11.96%	-0.88%	17.26%	11.03%
Return after taxes on distributions[1]	11.44%	-2.21%	16.27%	10.07%
Return after taxes on distributions and sale of Fund shares[1]	8.22%	-1.17%	15.41%	9.56%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	23.10%	-3.34%	19.36%	3.67%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the China Fund since 1999.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the China Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

24	matthewsasia.com | 800.789.ASIA

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.18%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $120	Three years: $375	Five years: $649	Ten years: $1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

MATTHEWS INDIA FUND	25

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within

26	matthewsasia.com | 800.789.ASIA

each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

			Since Inception
	1 year	5 years	(10/31/05)
Matthews India Fund
Return before taxes	31.54%	-3.82%	10.81%
Return after taxes on distributions[1]	31.13%	-4.24%	10.38%
Return after taxes on distributions and sale of Fund shares[1]	21.03%	-3.37%	9.43%
Bombay Stock Exchange 100 Index (reflects no deduction for fees, expenses or taxes)	28.62%	-5.85%	12.83%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the India Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the India Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS INDIA FUND	27

Matthews Japan Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.53%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.20%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $122	Three years: $381	Five years: $660	Ten years: $1,455

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

28	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS JAPAN FUND	29

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index and an index with a similar universe of companies in which the Fund may invest. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
	1 year	5 years	10 years	(12/31/98)
Matthews Japan Fund
Return before taxes	8.32%	-1.18%	5.78%	3.75%
Return after taxes on distributions[1]	8.45%	-1.58%	5.48%	3.13%
Return after taxes on distributions and sale of Fund shares[1]	5.58%	-1.11%	5.03%	2.99%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	8.36%	-4.11%	5.06%	1.38%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	7.83%	-3.38%	4.98%	1.68%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Japan Fund since 2006.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Japan Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

30	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.49%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.16%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $118	Three years: $368	Five years: $638	Ten years: $1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or

MATTHEWS KOREA FUND	31

region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks Associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

32	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
	1 year	5 years	10 years	(1/3/95)
Matthews Korea Fund
Return before taxes	24.05%	1.75%	14.37%	6.02%
Return after taxes on distributions[1]	23.87%	1.09%	13.04%	3.89%
Return after taxes on distributions and sale of Fund shares[1]	15.86%	1.29%	12.58%	3.94%
Korea Composite Stock Price Index
(reflects no deduction for fees, expenses or taxes)	18.54%	-0.67%	15.34%	3.49%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Korea Fund since 2007.

Co-Manager: Michael Han, CFA, has been a Portfolio Manager of the Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS KOREA FUND	33

Matthews Asia Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution (12b-1) Fees		None
Other Expenses		0.50%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.50%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $153	Three years: $474	Five years: $818	Ten years: $1,791

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located,

34	matthewsasia.com | 800.789.ASIA

within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $4.3 billion on December 31, 2012. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

MATTHEWS ASIA SMALL COMPANIES FUND	35

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(9/15/08)
Matthews Asia Small Companies Fund
Return before taxes	23.92%	19.56%
Return after taxes on distributions[1]	23.88%	18.94%
Return after taxes on distributions and sale of Fund shares[1]	15.91%	17.21%
MSCI All Country Asia ex Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.76%	12.26%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So, CFA, has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Asia Small Companies Fund since 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

36	matthewsasia.com | 800.789.ASIA

Matthews China Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution (12b-1) Fees		None
Other Expenses		2.26%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		3.26%
Fee Waiver and Expense Reimbursement		(1.26%)[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.00%

1	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Fund Operating Expenses to 2.00%. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $203	Three years: $845	Five years: $1,555	Ten years: $3,441

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

MATTHEWS CHINA SMALL COMPANIES FUND	37

Principal Investment Strategy

Under normal market conditions, the Matthews China Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index if, at the time of purchase, more than 20% of the Fund’s assets are already invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI China Small Cap Index, had a market capitalization of $3.8 billion on December 31, 2012. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

38	matthewsasia.com | 800.789.ASIA

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Past Performance

The bar chart below shows the Fund’s performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURN FOR YEAR ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(5/31/11)
Matthews China Small Companies Fund
Return before taxes	10.53%	-14.56%
Return after taxes on distributions[1]	10.50%	-14.59%
Return after taxes on distributions and sale of Fund shares[1]	6.92%	-12.28%
MSCI China Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.98%	-13.16%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the China Small Companies Fund since the Fund’s inception in 2011.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the China Small Companies Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

MATTHEWS CHINA SMALL COMPANIES FUND	39

Matthews Asia Science and Technology Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%
Distribution (12b-1) Fees	None
Other Expenses	0.51%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses	1.18%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $120	Three years: $375	Five years: $649	Ten years: $1,432

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods

40	matthewsasia.com | 800.789.ASIA

produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund concentrates its investments in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets:  Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science-and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND	41

Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index and an index of Asian equities tracking a range of technology stocks. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
				(12/27/99 Fund)
	1 year	5 years	10 years	(12/31/99 Indices)
Matthews Asia Science and Technology Fund
Return before taxes	14.11%	-0.92%	12.32%	-0.09%
Return after taxes on distributions[1]	14.25%	-0.84%	12.37%	-0.22%
Return after taxes on distributions and sale of Fund shares[1]	9.40%	-0.67%	11.17%	-0.15%
MSCI All Country Asia Index (reflects no deduction for fees, expenses or taxes)[2]	16.04%	-1.88%	8.99%	1.13%
MSCI AC Asia IT and Telecom Services Index (reflects no deduction for fees, expenses or taxes)	15.18%	0.23%	8.40%	-3.58%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	As of April 30, 2013, the primary benchmark index for the Matthews Asia Science and Technology Fund became the MSCI All Country Asia Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Asia Science and Technology Fund since 2006.

Co-Manager: Lydia So, CFA, has been a Portfolio Manager of the Asia Science and Technology Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43.

42	matthewsasia.com | 800.789.ASIA

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Fund’s transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. A 2.00% redemption fee will be assessed on the sale or exchange of Fund shares within 90 days after the date you purchase Fund shares. Please see page 76 in the statutory prospectus for more details. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION	43

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the applicable Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$15.07	$18.04	$15.77	$11.50	$19.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.43	0.47	0.41	0.48	0.54
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	3.58	(2.36)	2.57	4.23	(6.73)
Total from investment operations	4.01	(1.89)	2.98	4.71	(6.19)
Less distributions from:
Net investment income	(0.47)	(0.47)	(0.47)	(0.44)	(0.42)
Net realized gains on investments	—	(0.61)	(0.24)	—	(1.67)
Total distributions	(0.47)	(1.08)	(0.71)	(0.44)	(2.09)
Paid-in capital from redemption fees[2]	—	—	—	—	—
Net Asset Value, end of year	$18.61	$15.07	$18.04	$15.77	$11.50
Total return*	26.90%	(10.62%)	19.18%	41.44%	(32.07%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$3,214,984	$2,340,606	$3,926,253	$2,547,411	$1,089,712
Ratio of expenses to average net assets	1.11%	1.12%	1.13%	1.18%	1.16%
Ratio of net investment income (loss) to average net assets	2.52%	2.71%	2.47%	3.47%	3.19%
Portfolio turnover	17.43%[3]	16.54%[3]	19.84%[3]	17.51%	25.16%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

44	matthewsasia.com | 800.789.ASIA

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$12.48	$14.33	$12.06	$8.61	$12.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.36	0.31	0.32	0.38
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.30	(1.78)	2.40	3.67	(3.47)
Total from investment operations	2.66	(1.42)	2.71	3.99	(3.09)
Less distributions from:
Net investment income	(0.56)	(0.37)	(0.41)	(0.55)	(0.30)
Net realized gains on investments	—	(0.06)	(0.04)	—	(0.02)
Total distributions	(0.56)	(0.43)	(0.45)	(0.55)	(0.32)
Paid-in capital from redemption fees	— [2]	— [2]	0.01	0.01	0.02
Net Asset Value, end of year	$14.58	$12.48	$14.33	$12.06	$8.61
Total return*	21.63%	(10.02%)	22.83%	47.59%	(25.97%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$2,780,043	$1,930,363	$1,933,383	$322,003	$141,951
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	1.10%	1.14%	1.28%	1.35%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09%	1.10%	1.15%	1.30%	1.32%
Ratio of net investment income (loss) to average net assets	2.65%	2.61%	2.31%	3.16%	3.74%
Portfolio turnover	9.17%[3]	16.48%[3]	10.48%[3]	32.41%	25.07%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	45

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,			Period ended
	2012	2011	2010	Dec. 31, 2009[1]
Net Asset Value, beginning of period	$10.06	$12.17	$10.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.25	0.29	0.17	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.49	(2.04)	2.09	0.19
Total from investment operations	2.74	(1.75)	2.26	0.18
Less distributions from:
Net investment income	(0.46)	(0.35)	(0.24)	—
Net realized gains on investments	—	(0.02)	(0.04)	—
Total distributions	(0.46)	(0.37)	(0.28)	—
Paid-in capital from redemption fees	0.01	0.01	0.01	— [3]
Net Asset Value, end of period	$12.35	$10.06	$12.17	$10.18
Total return*	27.81%	(14.44%)	22.53%	1.80%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$59,535	$26,467	$45,364	$7,134
Ratio of expenses to average net assets before any reimbursement or waiver of expenses by Advisor and Administrator	1.47%	1.52%	1.95%	10.50%[5]
Ratio of expenses to average net assets after any reimbursement or waiver of expenses by Advisor and Administrator	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets	2.24%	2.47%	1.49%	(0.81%)[5]
Portfolio turnover	21.40%[6]	22.31%[6]	6.84%[6]	0.00%[4]

1	Investor Shares commenced operations on November 30, 2009.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

46	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012		2011	2010	2009	2008
Net Asset Value, beginning of year	$15.34		$17.97	$14.29	$10.03	$17.29
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15		0.11	0.10	0.06	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.53		(2.41)	3.72	4.44	(6.64)
Total from investment operations	2.68		(2.30)	3.82	4.50	(6.51)
Less distributions from:
Net investment income	—		(0.35)	(0.15)	(0.24)	—
Net realized gains on investments	—		—	—	—	(0.76)
Total distributions	—		(0.35)	(0.15)	(0.24)	(0.76)
Paid-in capital from redemption fees	—	[2]	0.02	0.01	— [2]	0.01
Net Asset Value, end of year	$18.02		$15.34	$17.97	$14.29	$10.03
Total return*	17.47%		(12.70%)	26.85%	44.82%	(37.44%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$276,884	$259,166	$335,429	$227,651	$168,031
Ratio of expenses to average net assets	1.16%	1.19%	1.19%	1.28%	1.23%
Ratio of net investment income (loss) to average net assets	0.92%	0.63%	0.63%	0.50%	0.93%
Portfolio turnover	44.76%[3]	26.06%[3]	26.33%[3]	58.10%	37.10%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	47

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$20.33	$23.44	$19.23	$11.05	$27.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.10	0.09	0.06	0.24
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.09	(2.78)	4.20	8.27	(13.31)
Total from investment operations	4.27	(2.68)	4.29	8.33	(13.07)
Less distributions from:
Net investment income	(0.16)	(0.11)	(0.08)	(0.15)	(0.30)
Net realized gains on investments	(0.02)	(0.33)	—	—	(3.44)
Total distributions	(0.18)	(0.44)	(0.08)	(0.15)	(3.74)
Paid-in capital from redemption fees	— [2]	0.01	— [2]	—	— [2]
Net Asset Value, end of year	$24.42	$20.33	$23.44	$19.23	$11.05
Total return*	21.00%	(11.41%)	22.30%	75.37%	(46.12%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$2,994,026	$2,780,640	$5,196,743	$3,565,745	$1,202,441
Ratio of expenses to average net assets	1.11%	1.11%	1.09%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets	0.82%	0.44%	0.43%	0.41%	1.10%
Portfolio turnover	6.53%[3]	10.51%[3]	11.43%[3]	13.22%	16.76%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

48	matthewsasia.com | 800.789.ASIA

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$21.51	$29.36	$25.50	$14.34	$39.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.26	0.15	0.09	0.30
Net realized gain (loss) and unrealized appreciation/depreciation
on investments and foreign currency	2.26	(5.78)	3.86	11.12	(19.78)
Total from investment operations	2.56	(5.52)	4.01	11.21	(19.48)
Less distributions from:
Net investment income	(0.35)	(0.28)	(0.15)	(0.07)	(0.33)
Net realized gains on investments	(0.25)	(2.06)	(0.02)	—	(5.62)
Total distributions	(0.60)	(2.34)	(0.17)	(0.07)	(5.95)
Paid-in capital from redemption fees	— [2]	0.01	0.02	0.02	0.04
Net Asset Value, end of year	$23.47	$21.51	$29.36	$25.50	$14.34
Total return*	11.96%	(18.93%)	15.77%	78.30%	(48.95%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$1,642,090	$1,836,333	$2,939,638	$2,566,005	$781,104
Ratio of expenses to average net assets	1.12%	1.13%	1.15%	1.21%	1.23%
Ratio of net investment income (loss) to average net assets	1.33%	0.93%	0.54%	0.46%	1.03%
Portfolio turnover	9.61%[3]	8.43%[3]	9.98%[3]	5.28%	7.91%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	49

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

			Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$13.59	$21.49	$16.29	$8.37	$24.44
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.11	0.05	0.07	0.03
Net realized gain (loss) and unrealized appreciation/
depreciation on investments and foreign currency	4.17	(7.96)	5.22	8.06	(15.33)
Total from investment operations	4.28	(7.85)	5.27	8.13	(15.30)
Less distributions from:
Net investment income	(0.09)	(0.07)	(0.09)	(0.10)	(0.11)
Net realized gains on investments	(0.27)	—	—	(0.12)	(0.69)
Total distributions	(0.36)	(0.07)	(0.09)	(0.22)	(0.80)
Paid-in capital from redemption fees	— [2]	0.02	0.02	0.01	0.03
Net Asset Value, end of year	$17.51	$13.59	$21.49	$16.29	$8.37
Total return*	31.54%	(36.48%)	32.53%	97.25%	(62.32%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$607,800	$559,337	$1,388,892	$720,925	$317,516
Ratio of expenses to average net assets	1.18%	1.18%	1.18%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets	0.65%	0.58%	0.25%	0.59%	0.16%
Portfolio turnover	7.03%[3]	3.51%[3]	6.14%[3]	18.09%	26.68%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

50	matthewsasia.com | 800.789.ASIA

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

			Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$11.34	$12.53	$10.91	$10.19	$14.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.07	0.02	0.10	0.11
Net realized gain (loss) and unrealized appreciation/depreciation
on investments and foreign currency	0.84	(1.06)	2.09	0.92	(4.26)
Total from investment operations	0.94	(0.99)	2.11	1.02	(4.15)
Less distributions from:
Net investment income	(0.01)	(0.22)	(0.49)	(0.31)	—
Net realized gains on investments	—	—	—	—	(0.22)
Total distributions	(0.01)	(0.22)	(0.49)	(0.31)	(0.22)
Paid-in capital from redemption fees	— [2]	0.02	— [2]	0.01	0.01
Net Asset Value, end of year	$12.27	$11.34	$12.53	$10.91	$10.19
Total return*	8.32%	(7.72%)	19.58%	10.06%	(28.38%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$82,463	$101,369	$67,805	$88,334	$123,674
Ratio of expenses to average net assets	1.20%	1.22%	1.30%	1.31%	1.23%
Ratio of net investment income (loss) to average net assets	0.81%	0.54%	0.13%	0.97%	0.84%
Portfolio turnover	48.58%[3]	34.94%[3]	46.29%[3]	126.75%	88.97%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	51

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

			Year ended Dec. 31,
	2012	2011	2010	2009	2008
Net Asset Value, beginning of year	$4.59	$5.14	$4.31	$2.75	$6.56
Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	(0.01)	0.01	(0.01)	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation
on investments and foreign currency	1.10	(0.31)	0.93	1.74	(3.48)
Total from investment operations	1.10	(0.32)	0.94	1.73	(3.50)
Less distributions from:
Net investment income	—	(0.01)	—	—	(0.06)
Net realized gains on investments	(0.05)	(0.22)	(0.11)	(0.17)	(0.25)
Total distributions	(0.05)	(0.23)	(0.11)	(0.17)	(0.31)
Paid-in capital from redemption fees[2]	—	—	—	—	—
Net Asset Value, end of year	$5.64	$4.59	$5.14	$4.31	$2.75
Total return*	24.05%	(6.45%)	21.86%	62.92%	(52.66%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$141,247	$141,590	$166,990	$138,371	$87,253
Ratio of expenses to average net assets	1.16%	1.18%	1.21%	1.30%	1.27%
Ratio of net investment income (loss) to average net assets	0.01%	(0.18%)	0.16%	(0.36%)	(0.34%)
Portfolio turnover	34.84%[3]	30.13%[3]	39.05%[3]	52.47%	28.70%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

3 The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

52	matthewsasia.com | 800.789.ASIA

Matthews Asia Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

		Year ended Dec. 31,			Period ended
	2012	2011	2010	2009	Dec. 31, 2008[1]
Net Asset Value, beginning of period	$14.77	$21.16	$15.79	$7.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.15	0.04	0.02	0.01
Net realized gain (loss) and unrealized appreciation/
depreciation on investments and foreign currency	3.36	(4.35)	5.55	8.04	(2.16)
Total from investment operations	3.53	(4.20)	5.59	8.06	(2.15)
Less distributions from:
Net investment income	(0.09)	(0.17)	(0.09)	(0.05)	(0.02)
Net realized gains on investments	(0.08)	(2.04)	(0.15)	(0.15)	—
Total distributions	(0.17)	(2.21)	(0.24)	(0.20)	(0.02)
Paid-in capital from redemption fees	— [3]	0.02	0.02	0.04	0.06
Net Asset Value, end of period	$18.13	$14.77	$21.16	$15.79	$7.89
Total return*	23.92%	(20.03%)	35.54%	103.00%	(21.03%)[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$366,753	$258,944	$547,094	$109,726	$3,173
Ratio of expenses to average net assets before any
reimbursement, waiver or recapture of expenses by Advisor
and Administrator	1.50%	1.52%	1.59%	2.90%	14.31%[5]
Ratio of expenses to average net assets after any
reimbursement, waiver or recapture of expenses by Advisor
and Administrator	1.50%	1.52%	1.63%	2.00%	2.00%[5]
Ratio of net investment income (loss) to average net assets	1.06%	0.76%	0.24%	0.13%	0.15%[5]
Portfolio turnover	27.95%	19.97%	23.99%	21.39%	3.10%[4]

1	Investor Shares commenced operations on September 15, 2008.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.

FINANCIAL HIGHLIGHTS	53

Matthews China Small Companies Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended	Period ended
	Dec. 31, 2012	Dec. 31, 2011[1]
Net Asset Value, beginning of period	$7.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.68	(2.96)
Total from investment operations	0.71	(2.98)
Less distributions from:
Net investment income	(0.02)	(0.01)
Total distributions	(0.02)	(0.01)
Paid-in capital from redemption fees	0.03	0.03
Net Asset Value, end of period	$7.76	$7.04
Total return*	10.53%	(29.51%)[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$10,266	$4,493
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by
Advisor and Administrator	3.26%	5.32%[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by
Advisor and Administrator	2.00%	2.00%[4]
Ratio of net investment income (loss) to average net assets	0.40%	(0.53%)[4]
Portfolio turnover	34.01%	6.08%[3]

1	Investor Shares commenced operations on May 31, 2011.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.

54	matthewsasia.com | 800.789.ASIA

Matthews Asia Science and Technology Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009		2008
Net Asset Value, beginning of year	$8.16	$9.89	$8.02	$4.71		$9.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.03	0.02	0.03	—	[2]	0.01
Net realized gain (loss) and unrealized appreciation/depreciation
on investments and foreign currency	1.12	(1.74)	1.86	3.31		(5.11)
Total from investment operations	1.15	(1.72)	1.89	3.31		(5.10)
Less distributions from:
Net investment income	(0.02)	(0.02)	(0.02)	—		—
Total distributions	(0.02)	(0.02)	(0.02)	—		—
Paid-in capital from redemption fees	— [2]	0.01	— [2]	—	[2]	0.01
Net Asset Value, end of year	$9.29	$8.16	$9.89	$8.02		$4.71
Total return*	14.11%	(17.26%)	23.58%	70.28%		(51.94%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (in 000s)	$131,629	$153,349	$190,436	$130,367	$74,476
Ratio of expenses to average net assets	1.18%	1.21%	1.26%	1.40%	1.33%
Ratio of net investment income (loss) to average net assets	0.30%	0.23%	0.35%	0.30%	0.08%
Portfolio turnover	45.76%	65.47%	61.61%	83.27%	44.84%

1 Calculated using the average daily shares method.

2 Less than $0.01 per share.

FINANCIAL HIGHLIGHTS	55

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following objective(s):

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income
Matthews Asia Dividend Fund	Total return with an emphasis on providing current income
Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	Long-term capital appreciation
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews Emerging Asia Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGIES
Matthews Asia Small Companies Fund	Long-term capital appreciation
Matthews China Small Companies Fund	Long-term capital appreciation

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC, the investment advisor to the Funds (“Matthews”), attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for each Fund.

Non-Principal Investment Strategies

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other non-principal investment strategies as described below.

Matthews is the investment advisor to each Fund. Matthews invests in the Asia Pacific region (as defined on page 57) based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s

56	matthewsasia.com | 800.789.ASIA

countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

Matthews believes that investors benefit in the long term when the Funds are fully invested.

Matthews Is a Fundamental Investor

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Matthews	may also consider factors such as:

−	Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

−	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

−	Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

ASIA

Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

ASIA EX JAPAN

Includes all countries and markets in Asia excluding Japan

ASIA PACIFIC

Includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand

MATTHEWS’ INVESTMENT APPROACH	57

Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

Matthews develops views about the course of growth in the region over the long term.

Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. Please note the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest at least 80% of their assets in Small Companies, as defined in the Fund Summary for the respective Fund.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

58	matthewsasia.com | 800.789.ASIA

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see individ-ual Fund descriptions in the Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) per share of that Fund will decline and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 71.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s net asset value (see page 71).

Principal Risks

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, and Matthews China Dividend Fund, and other Funds to a lesser extent, may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number

RISKS OF INVESTING IN THE FUNDS	59

of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default” and could result in losses for a Fund. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance. The inclusion of Passive Foreign Investment Companies (PFICs) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Risks Associated with Smaller Companies

The Matthews Asia Small Companies Fund and Matthews China Small Companies Fund invest in securities of smaller companies, and each of the other Funds may invest in securities of smaller companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies

The Funds, and the Matthews Emerging Asia Fund in particular, may invest in the securities of micro-cap companies. Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies. Micro-cap companies may be newly formed or in the early stages of development, with limited or no product lines or markets. They may also lack significant institutional ownership and may have cyclical, static or only moderate growth prospects. Public information available about these companies may be scarce, and it may take a long time before a gain, if any, on an investment in a micro-cap company may be realized.

Risks of Investing in Science and Technology Companies

Each of the Funds may, and the Matthews Asia Science and Technology Fund will, invest in securities of science and

60	matthewsasia.com | 800.789.ASIA

technology companies. Such companies may face special risks because their products or services may not prove to be commercially successful and may be affected by rapid product changes and associated developments. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. Such companies are also often subject to governmental regulation and greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of science and technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of science and technology companies and therefore the value of their securities. Accordingly, the NAV of a Fund may be more volatile, especially over the short term as a result of such Fund’s investments in science and technology companies. These risks are especially important when considering an investment in the Matthews Asia Science and Technology Fund, which focuses on the science and technology sectors. The Matthews Asia Science and Technology Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its NAV will follow the science and technology sectors, as opposed to the general movement of the economies of the countries where the companies are located.

Regional and Country Risks

In addition to the risks discussed above and elsewhere in this prospectus, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets, the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters, or adverse changes in climate or weather. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

There are specific risks associated with a Fund’s concentration of its investments in a country or group of countries within

RISKS OF INVESTING IN THE FUNDS	61

the Asia Pacific region. Provided below are risks of investing in various countries within the Asia Pacific region and are principal risks of a Fund to the extent such Fund’s portfolio is concentrated in such country or countries.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high-degree of autonomy from China in economic matters. The Government of Macau maintains a relatively transparent, non-discriminatory free-market economy, and Macau has a separate membership in the World Trade Organization. Overall, Macau is a stable society. Large institutions, such as power and water supply, communication, transportation, and education institutions have remained stable for decades. Nevertheless, Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. Upcoming national elections in 2013/2014 may create new sources of political uncertainty and, along with high poverty and inflationary tensions, may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Cambodia has one of the

62	matthewsasia.com | 800.789.ASIA

highest economic growth rates in Asia, supported by the shift of manufacturing investment from China, preferential tariff treatment by the European Union and other major trading partners, and strong growth of foreign visitors, and it is reducing its reliance on foreign aid. Despite its continued growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos is one of the ten fastest growing economies in the world, with economic growth largely driven by the construction, mining and hydroelectric sectors. Laos is likely to accede to the World Trade Organization within the next two years and has committed to joining the ASEAN Economic Community in 2015, both of which will require considerable trade and regulatory reforms. Despite its political stability, Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Additionally, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’s underdeveloped health care and education systems. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can

RISKS OF INVESTING IN THE FUNDS	63

be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Although Mongolia is a relatively stable, peaceful, and ethnically cohesive democracy, it may continue to experience political instability in conjunction with election cycles. Mongolian governments have a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia is currently experiencing strong economic growth driven by foreign direct investment in its mining sector, but the instability of economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions by Western governments imposed as punishment for alleged human-rights violations. However, despite modest political reforms and a wealth of untapped mineral resources, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions by Western countries.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Papua New Guinea. Papua New Guinea is a small country rich in natural resources, though it faces challenges in developing those resources and maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing the Papua New Guinea government include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has a skilled work force, and its economy is largely export-driven. Because of Singapore’s reliance on foreign trade and its geographic position, Singapore’s economy may be adversely affected by economic and political developments of Singapore’s trading partners and neighbors. Rising labor costs have led some labor intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may have an adverse effect on Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

64	matthewsasia.com | 800.789.ASIA

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds that do not concentrate their investments. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments and a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see “Appendix: Bond Ratings” in the Funds’ SAI.

High-Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

RISKS OF INVESTING IN THE FUNDS	65

They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or a period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may also be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Passive Foreign Investment Companies

The Funds may invest in PFICs. Investments in PFICs may subject the Funds to taxes and interest charges that cannot be avoided, or that can be avoided only though complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or may be available only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when the Fund is larger. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future or that a Fund’s investments in IPOs will have a positive impact on its performance.

Certain Risks of Fixed-Income Securities

Fixed-income securities (such as bonds) are subject to a variety of risks, including credit, interest rate and currency risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. The Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 75 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Use of a Special Investment Vehicle to Invest in Chinese A Shares

Beginning in 2013, subject to the receipt of an exemptive order from the SEC and the receipt of the requisite quota from the Chinese securities regulatory authority, certain Funds are expected to invest in a special investment vehicle that would invest exclusively in Chinese A shares (i.e., stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi), the Matthews A Share Selections Fund, LLC (the “A Share Selections Fund”), allowing those Funds to gain investment exposure to A shares. As investors of the A Share Selections Fund, those Funds would bear their share of the fees and expenses of the A Share Selections Fund, which will be indirectly borne by shareholders of those Funds. Although A shares generally trade in liquid markets, because of the repatriation limitations imposed by the Chinese government, a Fund’s investment in the A Share Selections Fund may be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities. The A Share Selections Fund is not a mutual fund. For a further discussion of the A Share Selections Fund and risks associated with investing in the A Share Selections Fund, see “China A Shares” in the Funds’ SAI.

66	matthewsasia.com | 800.789.ASIA

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789. ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Under an amendment to the Advisory Agreement effective April 30, 2013, the Funds, other than the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, pay Matthews 0.75% of the annual aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the annual aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the annual aggregate average daily net assets of such Funds over $5 billion. Such Funds pay Matthews a monthly fee of one-twelfth (1/12) of the management fee of such Funds’ average daily net asset value for the month. Each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund pays Matthews a fee equal to 1.00% of its annual average daily net assets. Each of the Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund pays Matthews a monthly fee of one-twelfth (1/12) of the management fee of its average daily net asset value for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds other than the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2012. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund will be available in the Funds’ Semi-Annual Report to Shareholders for the six months ending June 30, 2013. For the fiscal year ended December 31, 2012, the Funds* paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund, Matthews Asia Science and Technology Fund	0.67%
Matthews Asia Small Companies Fund, Matthews China Small Companies Fund	1.00%

* Because the Matthews Asia Focus Fund and Matthews Emerging Asia Fund were not operating during the fiscal year ended December 31, 2012, no advisory fees were paid to Matthews by such Funds for the fiscal year ended December 31, 2012.

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended (the “Services Agreement”), the Matthews Asia Funds (i.e., the Funds and the Matthews Asia Strategic Income Fund) in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Matthews Asia Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Matthews Asia Funds between $5 billion and $7.5 billion, 0.125% of the aggregate average daily net assets of the Matthews Asia Funds between $7.5 billion and $15 billion, and 0.110% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ net asset values; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and/or reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For the Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund and Matthews Asia Science and Technology Fund, this level is 2.00%. For the Matthews Asian Growth and Income Fund, Matthews Asia Growth Fund and Matthews Pacific Tiger Fund, this level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%.

For the Matthews Asia Focus Fund, Matthews agrees to waive fees and reimburse expenses if its expense ratio exceeds 1.75% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain

MANAGEMENT OF THE FUNDS	67

expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class may exceed 1.75%. Matthews has also agreed to waive fees and reimburse additional expenses for the Institutional Class of the Matthews Asia Focus Fund on a voluntary basis if its expense ratio exceeds 1.50%. Furthermore, any amounts voluntarily waived by Matthews in respect of the Institutional Class, excluding any voluntary waiver of class-specific shareholder servicing fees, will also be waived for the Investor Class. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

For the Matthews Emerging Asia Fund, Matthews agrees to waive fees and reimburse expenses if its expense ratio exceeds 2.00% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class may exceed 2.00%. Matthews has also agreed to waive fees and reimburse additional expenses for the Institutional Class of the Matthews Asia Focus Fund on a voluntary basis if its expense ratio exceeds 1.75%. Furthermore, any amounts voluntarily waived by Matthews in respect of the Institutional Class, excluding any voluntary waiver of class-specific shareholder servicing fees, will also be waived for the Investor Class. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews China Small Companies Fund, Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2013. For Matthews China Small Companies Fund, this agreement will continue through at least August 31, 2014. For Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2015. These agreements may be extended for additional periods for each Fund.

Each Fund except the Matthews China Small Companies Fund also offers Institutional Class shares. Institutional Class shares have different expenses, which will result in different performance than Investor Class shares. Shares of the two classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD

Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

Lead Manager Asian Growth and Income Fund

KENICHI AMAKI
Kenichi Amaki is a Portfolio Manager at Matthews. Prior to joining Matthews in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California at Berkeley, and is fluent in Japanese. Kenichi has been a Portfolio Manager of the Japan Fund since 2010 and of the Asia Small Companies Fund since 2013.	Co-Manager Japan Fund Asia Small Companies Fund

SUNIL ASNANI

Sunil Asnani is a Portfolio Manager at Matthews. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A from The Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the India Fund since 2010.

Co-Manager India Fund

68	matthewsasia.com | 800.789.ASIA

RICHARD H. GAO
Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the Pacific Tiger Fund since 2006, of the China Fund since 1999 and of the China Small Companies Fund since the Fund’s inception in 2011.	Lead Manager Pacific Tiger Fund China Fund China Small Companies Fund

MICHAEL B. HAN, CFA
Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was an Analyst at Luxor Capital Group, researching investment opportunities in Asian markets. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2008.	Co-Manager Korea Fund

ROBERT HARVEY, CFA
Robert Harvey is a Portfolio Manager at Matthews. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the Emerging Asia Fund since its inception in 2013.	Co-Manager Emerging Asia Fund

TAIZO ISHIDA
Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Growth Fund since 2007, of the Japan Fund since 2006 and of the Emerging Asia Fund since its inception in 2013.	Lead Manager Asia Growth Fund Japan Fund Emerging Asia Fund

KENNETH LOWE, CFA
Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Asia Focus Fund since its inception in 2013 and of the Asian Growth and Income Fund since 2011.	Lead Manager Asia Focus Fund Co-Manager Asian Growth and Income Fund

JESPER MADSEN, CFA
Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004 as a Research Analyst, Jesper was an Analyst at Charter Equity Research and also worked with the Fixed Income group at Barclays Global Investors. He has traveled extensively, including living and working in China. Jesper received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006 and of the China Dividend Fund since its inception in 2009.	Lead Manager Asia Dividend Fund Co-Manager China Dividend Fund

MANAGEMENT OF THE FUNDS	69

J. MICHAEL OH, CFA
Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2007, of the Asia Science and Technology Fund since 2006 and of the Asia Focus Fund since its inception in 2013.	Lead Manager Korea Fund Asia Science and Technology Fund Co-Manager Asia Focus Fund

SHARAT SHROFF, CFA
Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews in 2005 as a Research Analyst, Sharat worked in the San Francisco and Hong Kong offices of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Pacific Tiger Fund since 2008, of the Asia Growth Fund since 2007, of the India Fund since 2006 and of the Asia Focus Fund since its inception in 2013.	Lead Manager Pacific Tiger Fund India Fund Co-Manager Asia Growth Fund Asia Focus Fund

LYDIA SO, CFA
Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004 as a Research Associate, Lydia was a Portfolio Associate at RCM Capital Management. She started her investment career at Kochis Fitz Wealth Management. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008, and of the Asia Science and Technology Fund since 2008.	Lead Manager Asia Small Companies Fund Co-Manager Asia Science and Technology Fund

HENRY ZHANG, CFA
Henry Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years. Before moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. He is fluent in Mandarin. Henry has been a Portfolio Manager of the China Fund since 2010 and of the China Small Companies Fund since the Fund’s inception in 2011.	Co-Manager China Fund China Small Companies Fund

YU ZHANG, CFA
Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the China Dividend Fund since 2012 and of the Asia Dividend Fund since 2011.	Lead Manager China Dividend Fund Co-Manager Asia Dividend Fund

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

70	matthewsasia.com | 800.789.ASIA

Investing in Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Investor Class shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund attributable to the Investor Class, deducting any liabilities of the Fund attributable to the Investor Class, and dividing by the total number of outstanding Investor Class shares. The Funds’ Investor Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security.

In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Funds. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAVs are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset values. For further information regarding this tax, please see page 78.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Investor Class shares directly from the Funds by mail, telephone, online or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase Investor Class shares of the Funds directly

INVESTING IN MATTHEWS ASIA FUNDS	71

through the Funds’ transfer agent by calling 800.789.ASIA (2742). Investor Class shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds’ transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV. There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for a Fund calculated on the following business day. This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Funds.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 77.

You may purchase Investor Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 73, and Telephone and Online Transactions on page 74. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUNDS (U.S. RESIDENTS*)

Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100
Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

**Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

INDIVIDUAL RETIREMENT ACCOUNTS

The Funds offer Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

72	matthewsasia.com | 800.789.ASIA

OPENING AN ACCOUNT (Initial Investment)

By Mail	You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM –7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

Regular Mail:	Overnight Mail:
Matthews Asia Funds	Matthews Asia Funds
P.O. Box 9791	4400 Computer Dr.
Providence, RI 02940	Westborough, MA 01581-1722

Online	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire	To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800-789-ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 80.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Investor Class shareholders may purchase additional Investor Class shares for all authorized accounts through the methods described below.

By Mail	Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

Regular Mail:	Overnight Mail:
Matthews Asia Funds	Matthews Asia Funds
P.O. Box 9791	4400 Computer Dr.
Providence, RI 02940	Westborough, MA 01581-1722

Online	As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Via Automatic Investment Plan	You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire	Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

INVESTING IN MATTHEWS ASIA FUNDS	73

Exchanging Shares

You may exchange your Investor Class shares of one Matthews Asia Fund for Investor Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions on this page, or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privilege for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789. ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new accounts online via matthewsasia.com by selecting Open an Account and following the instructions. Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with a Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Shareholders of IRAs and Coverdell ESAs are not eligible for online or telephone redemptions, as well as shareholders who previously declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

Your written request is for an amount over $100,000; or

A change of address was received by the Funds’ transfer agent within the last 30 days; or

The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

74	matthewsasia.com | 800.789.ASIA

SELLING (REDEEMING) SHARES (continued)

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

By Wire	If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online	As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

Market Timing Activities and Redemption Fees

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). Funds that invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds’ imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers. The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may

INVESTING IN MATTHEWS ASIA FUNDS	75

not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Fund shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees. Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in a Fund’s NAV, the Funds recommend that you invest in a Fund only for the long term. Short-term buying and selling of shares of the Funds may also have detrimental effects on the Funds and other shareholders. Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Funds attempt to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds. This fee is payable directly to the Funds.

For these purposes, the Funds deem most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing. To determine whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase. In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Funds may grant exemptions from the redemption fee where the Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances.

The Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

76	matthewsasia.com | 800.789.ASIA

Medallion Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption of the Investor Class shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed

INVESTING IN MATTHEWS ASIA FUNDS	77

for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Funds hold their assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds is responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“covered” shares). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell covered shares (shares acquired on or after January 1, 2012) in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.2742, Monday through Friday, 9 a.m. to 7 p.m. ET. When you redeem covered shares (shares acquired on or after January 1, 2012) from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

78	matthewsasia.com | 800.789.ASIA

Index Definitions

I t is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by a Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization– weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float–adjusted market capitalization– weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization–weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

The MSCI Emerging Markets (EM) Asia Index is a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand.

The Bombay Stock Exchange 100 (BSE 100) Index is a free float–adjusted market capitalization–weighted index of the 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float–adjusted market capitalization–weighted index of Japanese equities listed in Japan.

The Tokyo Stock Price Index (TOPIX) is a market capitalization–weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float–adjusted market capitalization–weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Small Cap Index is a free float–adjusted market capitalization–weighted small cap index of the Chinese equity securities markets, including H shares listed on the Hong Kong Exchange, B shares listed on the Shanghai and Shenzhen exchanges, and Hong Kong-listed securities known as Red Chips (issued by entities owned by national or local governments in China) and P Chips (issued by companies controlled by individuals in China and deriving substantial revenues in China).

The MSCI All Country Asia Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, India, Indonesia, Japan, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI AC Asia IT and Telecom Services Index is a free float–adjusted market capitalization–weighted index of Asian equities tracking a range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services, and wireless telecommunications services.

INDEX DEFINITIONS	79

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information sup-plied by you is correct. Your information will be handled by us as discussed in our Privacy Statement below.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribu-tion of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to pro-vide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

80	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available

from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2013, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

How To Obtain Additional Information
Contacting Matthews Asia Funds	You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds P.O. Box 9791 Providence, RI 02940 800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510 Distributed in the United States by Foreside Funds Distributors LLC Distributed in Latin America by HMC Partners

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 800.789.ASIA (2742)	PS_0413

Matthews Asia Funds | Prospectus

April 30, 2013 | matthewsasia.com

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Contents

FUND SUMMARIES
ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	1
Matthews Asia Dividend Fund	4
Matthews China Dividend Fund	7

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	10
Matthews Asia Growth Fund	13
Matthews Pacific Tiger Fund	16
Matthews Emerging Asia Fund	19
Matthews China Fund	22
Matthews India Fund	25
Matthews Japan Fund	28
Matthews Korea Fund	31

ASIA SMALL COMPANY STRATEGY
Matthews Asia Small Companies Fund	34

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	37

Financial Highlights	41

Additional Fund Information
Investment Objectives of the Funds	52
Fundamental Investment Policies	52
Matthews’ Investment Approach	52
Risks of Investing in the Funds	55
Management of the Funds	63

Investing in the Matthews Asia Funds	67
Pricing of Fund Shares	67
Purchasing Shares	67
Exchanging Shares	70
Selling (Redeeming) Shares	70
Market Timing Activities and Redemption Fees	71
Other Shareholder Information	73
Index Definitions	75
General Information	76
Privacy Statement	76

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asian Growth and Income Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.30%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.97%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $99	Three years: $309	Five years: $536	Ten years: $1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying common stock, preferred stock and other equity securities, and convertible securities as well as fixed-income securities, of any duration or quality, of companies located in Asia, which consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services

MATTHEWS ASIAN GROWTH AND INCOME FUND	1

performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invests purely in common stocks. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets:  Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund may invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

2	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
		Since Inception
	1 year	(10/29/10)
Matthews Asian Growth and Income Fund
Return before taxes	27.09%	7.29%
Return after taxes on distributions[1]	26.34%	6.22%
Return after taxes on distributions and sale of Fund shares[1]	18.04%	5.95%
MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)	22.70%	2.63%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

Co-Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asian Growth and Income Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS ASIAN GROWTH AND INCOME FUND	3

ASIA GROWTH AND INCOME STRATEGIES

Matthews Asia Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.30%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.97%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $99	Three years: $309	Five years: $536	Ten years: $1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in Asia. The Fund may also invest in convertible debt and equity securities. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

4	matthewsasia.com | 800.789.ASIA

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asian equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically quarterly in March, June, September and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS ASIA DIVIDEND FUND	5

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
		Since Inception
	1 year	(10/29/10)
Matthews Asia Dividend Fund
Return before taxes	21.70%	5.72%
Return after taxes on distributions[1]	20.52%	4.99%
Return after taxes on distributions and sale of Fund shares[1]	14.59%	4.73%
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)	17.05%	2.83%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the Asia Dividend Fund since the Fund’s inception in 2006.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Asia Dividend Fund since 2011.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

6	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

FUND SUMMARY

Investment Objective

Total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.62%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.29%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $131	Three years: $409	Five years: $708	Ten years: $1,556

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China and Taiwan. The Fund may also invest in convertible debt and equity securities. China also includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental

MATTHEWS CHINA DIVIDEND FUND	7

entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Chinese equity markets over the long term. The Fund intends to distribute its realized income, if any, regularly (typically semi-annually in June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

The Fund’s objective is total return with an emphasis on providing current income. Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods. Because of this objective, the Fund expects that it will primarily invest in companies that exhibit attractive dividend yields and the propensity (in Matthews’ judgment) to pay increasing dividends. Matthews believes that in addition to providing current income, growing dividend payments by portfolio companies are an important component supporting capital appreciation. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility. The smaller size and lower levels of liquidity, as well as other factors, may result in changes in the prices of securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically.

Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Dividend-Paying Securities: The Fund will invest in dividend-paying equity or fixed-income securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. The Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could

8	matthewsasia.com | 800.789.ASIA

adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Past Performance

T he bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia. com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews China Dividend Fund
Return before taxes	27.90%	6.22%
Return after taxes on distributions[1]	26.39%	5.09%
Return after taxes on distributions and sale of Fund shares[1]	18.34%	4.76%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	23.10%	-1.14%

1

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the China Dividend Fund since 2012.

Co-Manager: Jesper Madsen, CFA, has been a Portfolio Manager of the China Dividend Fund since the Fund’s inception in 2009.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS CHINA DIVIDEND FUND	9

Matthews Asia Focus Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		1.55%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver and Expense Reimbursement		(0.47%)[2]
Total Annual Fund Operating Expenses After Fee Waiver and
Expense Reimbursement		1.75%

1	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.

2	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2015 to the extent needed to limit Total Annual Fund Operating Expenses to 1.75% for the Institutional Class shares. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $178	Three years: $585

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Focus Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan but including all other developed, emerging, and frontier countries

10	matthewsasia.com | 800.789.ASIA

and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in companies capable of sustainable growth based on fundamental characteristics. Companies in which the Fund invests typically possess, in the portfolio managers’ judgment, such attributes as a high quality management team, strong corporate governance standards, sustainable return on capital over an extended period, strong free cash flow generation and an attractive valuation in relation to growth prospects and intrinsic value. Although the Fund is unconstrained by sector, geographic area or market capitalization, companies in which the Fund invests are typically expected to be medium capitalization companies or large capitalization companies. Once fully invested, the Fund is currently expected to hold stocks of between 25 and 35 companies under normal market conditions.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Focused Investment Risk: The Fund is a focused fund and is currently expected to hold stocks of between only 25 and 35 companies once fully invested. Focused funds may invest a larger portion of their assets in the securities of a single issuer compared to a more diversified fund. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS ASIA FOCUS FUND	11

Past Performance

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund’s primary benchmark index is MSCI All Country Asia ex Japan Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

Co-Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Focus Fund since the Fund’s inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

12	matthewsasia.com | 800.789.ASIA

Matthews Asia Growth Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.31%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.98%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $100	Three years: $312	Five years: $542	Ten years: $1,201

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia. The Fund may also invest in the convertible securities, of any duration or quality, of Asian companies. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues

MATTHEWS ASIA GROWTH FUND	13

or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

14	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews Asia Growth Fund
Return before taxes	17.63%	2.57%
Return after taxes on distributions[1]	17.63%	2.27%
Return after taxes on distributions and sale of Fund shares[1]	11.46%	2.09%
MSCI All Country Asia Pacific Index (reflects no deduction for fees, expenses or taxes)	17.05%	2.83%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Asia Growth Fund since 2007.

Co-Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Asia Growth Fund since 2007.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS ASIA GROWTH FUND	15

Matthews Pacific Tiger Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$ 9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.28%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.95%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $97	Three years: $303	Five years: $525	Ten years: $1,166

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

16	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets:  Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS PACIFIC TIGER FUND	17

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews Pacific Tiger Fund
Return before taxes	21.24%	3.73%
Return after taxes on distributions[1]	21.21%	3.64%
Return after taxes on distributions and sale of Fund shares[1]	14.16%	3.32%
MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)	22.70%	2.63%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the Pacific Tiger Fund since 2006.

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the Pacific Tiger Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

18	matthewsasia.com | 800.789.ASIA

Matthews Emerging Asia Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%
Distribution (12b-1) Fees		None
Other Expenses		1.67%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		2.67%
Fee Waiver and Expense Reimbursement		(0.67%)[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		2.00%

1	“Other Expenses” for the Fund are based on estimated amounts for the current fiscal year.

2	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2015 to the extent needed to limit Total Annual Fund Operating Expenses to 2.00% for the Institutional Class shares. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $203	Three years: $675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance.

Principal Investment Strategy

Under normal market conditions, the Emerging Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore. A company is considered to

MATTHEWS EMERGING ASIA FUND	19

be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund may also invest in the convertible securities, of any duration or quality, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

Once fully invested and under normal market conditions, the Fund is expected to invest a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time. The Fund may invest in companies of any market capitalization, including micro-cap companies.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets:  Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to

20	matthewsasia.com | 800.789.ASIA

obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies: Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies.

Past Performance

The Fund is new and does not have a full calendar year of performance or financial information to present. Once it has been in operation a full calendar year, performance (including total return) and financial information will be presented. The Fund’s primary benchmark index is MSCI Emerging Markets (EM) Asia Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Emerging Asia Fund since the Fund’s inception in 2013.

Co-Manager: Robert Harvey, CFA, has been a Portfolio Manager of the Emerging Asia Fund since the Fund’s inception in 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS EMERGING ASIA FUND	21

Matthews China Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.24%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.91%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $93	Three years: $290	Five years: $504	Ten years: $1,120

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China and Taiwan. China includes its administrative and other districts, such as Hong Kong. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or

22	matthewsasia.com | 800.789.ASIA

region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations; international relations with other nations; natural disasters; corruption and military activity. The economies of China, Hong Kong and Taiwan may differ from the economies of other countries, especially developed economies, in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets:  Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS CHINA FUND	23

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews China Fund
Return before taxes	12.22%	-4.90%
Return after taxes on distributions[1]	11.64%	-5.87%
Return after taxes on distributions and sale of Fund shares[1]	8.42%	-4.29%
MSCI China Index (reflects no deduction for fees, expenses or taxes)	23.10%	-1.14%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Richard Gao has been a Portfolio Manager of the China Fund since 1999.

Co-Manager: Henry Zhang, CFA, has been a Portfolio Manager of the China Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

24	matthewsasia.com | 800.789.ASIA

Matthews India Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.31%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		0.98%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $100	Three years: $312	Five years: $542	Ten years: $1,201

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region;

MATTHEWS INDIA FUND	25

or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. Furthermore, the economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, India may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Convertible Securities: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (these are referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality), which may have a greater risk of default. Investments in convertible securities may also subject the Fund to currency risk and risks associated with foreign exchange rate. Convertible securities may trade less frequently and in lower volumes, making it difficult for the Fund to value those securities.

Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

26	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews India Fund
Return before taxes	31.74%	-8.64%
Return after taxes on distributions[1]	31.30%	-8.86%
Return after taxes on distributions and sale of Fund shares[1]	21.21%	-7.31%
Bombay Stock Exchange 100 Index (reflects no deduction for fees, expenses or taxes)	28.62%	-8.65%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Sharat Shroff, CFA, has been a Portfolio Manager of the India Fund since 2006.

Co-Manager: Sunil Asnani has been a Portfolio Manager of the India Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS INDIA FUND	27

Matthews Japan Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.37%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.04%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $106	Three years: $331	Five years: $574	Ten years: $1,271

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

28	matthewsasia.com | 800.789.ASIA

Principal Investment Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Japan: Poor performance of the global economy has negatively affected equity returns in Japan, and may continue to do so. Japan’s economy and stock market have in the recent past had a strong correlation with the U.S. economic cycle and U.S. stock markets, and thus Japan’s economy may continue to be affected by current economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries (whether resulting from local or global events).

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

MATTHEWS JAPAN FUND	29

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index and an index with a similar universe of companies in which the Fund may invest. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews Japan Fund
Return before taxes	8.47%	5.06%
Return after taxes on distributions[1]	8.56%	4.41%
Return after taxes on distributions and sale of Fund shares[1]	5.72%	4.09%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	8.36%	1.00%
Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)	7.83%	1.64%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Taizo Ishida has been a Portfolio Manager of the Japan Fund since 2006.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Japan Fund since 2010.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

30	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.33%
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.00%

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $102	Three years: $318	Five years: $552	Ten years: $1,225

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is

MATTHEWS KOREA FUND	31

a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, South Korea may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund.

Risks Associated with South Korea: Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Fund. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea. South Korea is dependent on foreign sources for its energy needs. A significant increase in energy prices could have an adverse impact on South Korea’s economy.

The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Risks Associated with Medium-Sized Companies:  Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

32	matthewsasia.com | 800.789.ASIA

Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(10/29/10)
Matthews Korea Fund
Return before taxes	24.16%	11.46%
Return after taxes on distributions[1]	23.98%	10.97%
Return after taxes on distributions and sale of Fund shares[1]	15.93%	9.85%
Korea Composite Stock Price Index (reflects no deduction for fees, expenses or taxes)	18.54%	5.78%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Korea Fund since 2007.

Co-Manager: Michael Han, CFA, has been a Portfolio Manager of the Korea Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS KOREA FUND	33

Matthews Asia Small Companies Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.36%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses	1.36%

1	“Other Expenses” for the Institutional Class are estimated based on the Other Expenses for the Investor Class. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $138	Three years: $431	Five years: $745	Ten years: $1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a

34	matthewsasia.com | 800.789.ASIA

governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $4.3 billion on December 31, 2012. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

MATTHEWS ASIA SMALL COMPANIES FUND	35

Past Performance

Institutional Class Shares were first offered on April 30, 2013. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

		Since Inception
	1 year	(9/15/08)
Matthews Asia Small Companies Fund
Return before taxes	23.92%	19.56%
Return after taxes on distributions[1]	23.88%	18.94%
Return after taxes on distributions and sale of Fund shares[1]	15.91%	17.21%
MSCI All Country Asia ex Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.76%	12.26%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Lydia So, CFA, has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008.

Co-Manager: Kenichi Amaki has been a Portfolio Manager of the Asia Small Companies Fund since 2013.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

36	matthewsasia.com | 800.789.ASIA

Matthews Asia Science and Technology Fund

FUND SUMMARY

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares sold or
exchanged within 90 days after purchase)		2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)		$9

ANNUAL OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.67%
Distribution (12b-1) Fees		None
Other Expenses		0.35%[1]
Administration and Shareholder Servicing Fees	0.15%
Total Annual Fund Operating Expenses		1.02%

1	“Other Expenses” for the Institutional Class are estimated based on the Other Expenses for the Investor Class. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year: $104	Three years: $325	Five years: $563	Ten years: $1,248

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transac-tion costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND	37

political subdivision of that country or any country in that region. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

The Fund concentrates its investments in science- and technology-related industries and services, which Matthews considers to be the following, among others: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

Risks Associated with Medium-Sized Companies: Medium-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

38	matthewsasia.com | 800.789.ASIA

Past Performance

Institutional Class Shares were first offered on April 30, 2013. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index and an index of Asian equities tracking a range of technology stocks. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

				Since Inception
				(12/27/99 Fund)
	1 year	5 years	10 years	(12/31/99 Indices)
Matthews Asia Science and Technology Fund
Return before taxes	14.11%	-0.92%	12.32%	-0.09%
Return after taxes on distributions[1]	14.25%	-0.84%	12.37%	-0.22%
Return after taxes on distributions and sale of Fund shares[1]	9.40%	-0.67%	11.17%	-0.15%
MSCI All Country Asia Index
(reflects no deduction for fees, expenses or taxes)[2]	16.04%	-1.88%	8.99%	1.13%
MSCI AC Asia IT and Telecom Services Index
(reflects no deduction for fees, expenses or taxes)	15.18%	0.23%	8.40%	-3.58%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2	As of April 30, 2013, the primary benchmark index for the Matthews Asia Science and Technology Fund became the MSCI All Country Asia Index.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: J. Michael Oh, CFA, has been a Portfolio Manager of the Asia Science and Technology Fund since 2006.

Co-Manager: Lydia So, CFA, has been a Portfolio Manager of the Asia Science and Technology Fund since 2008.

For important information about the Purchase and Sale of Fund Shares; Taxes; and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 40.

MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND	39

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Fund’s transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. A 2.00% redemption fee will be assessed on the sale or exchange of Fund shares within 90 days after the date you purchase Fund shares. Please see page 71 in the statutory prospectus for more details. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Minimum Initial Investment	Subsequent Investments
$3,000,000	$100

Minimum amount may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40	matthewsasia.com | 800.789.ASIA

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the applicable Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request.

Matthews Asian Growth and Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$15.06	$18.04	$18.13
Income (loss) from investment operations:
Net investment income (loss)[2]	0.45	0.52	0.07
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	3.58	(2.39)	0.37
Total from investment operations	4.03	(1.87)	0.44
Less distributions from:
Net investment income	(0.49)	(0.50)	(0.29)
Net realized gains on investments	—	(0.61)	(0.24)
Total distributions	(0.49)	(1.11)	(0.53)
Paid-in capital from redemption fees	— [3]	— [3]	—
Net Asset Value, end of period	$18.60	$15.06	$18.04
Total return*	27.09%	(10.54%)	2.49%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$856,876	$531,493	$128,417
Ratio of expenses to average net assets	0.97%	0.99%	0.93%[5]
Ratio of net investment income (loss) to average net assets	2.69%	3.05%	2.46%[5]
Portfolio turnover[6]	17.43%	16.54%	19.84%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	41

Matthews Asia Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$12.48	$14.33	$14.13
Income (loss) from investment operations:
Net investment income (loss)[2]	0.37	0.41	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.29	(1.82)	0.32
Total from investment operations	2.66	(1.41)	0.41
Less distributions from:
Net investment income	(0.57)	(0.38)	(0.17)
Net realized gains on investments	—	(0.06)	(0.04)
Total distributions	(0.57)	(0.44)	(0.21)
Paid-in capital from redemption fees[3]	—	—	—
Net Asset Value, end of period	$14.57	$12.48	$14.33
Total return*	21.70%	(9.93%)	2.95%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$922,561	$344,502	$48,293
Ratio of expenses to average net assets	0.97%	1.00%	1.02%[5]
Ratio of net investment income (loss) to average net assets	2.72%	3.03%	3.86%[5]
Portfolio turnover[6]	9.17%	16.48%	10.48%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

42	matthewsasia.com | 800.789.ASIA

Matthews China Dividend Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$10.06	$12.17	$11.87
Income (loss) from investment operations:
Net investment income (loss)[2]	0.22	0.30	— [3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.53	(2.01)	0.47
Total from investment operations	2.75	(1.71)	0.47
Less distributions from:
Net investment income	(0.48)	(0.38)	(0.13)
Net realized gains on investments	—	(0.02)	(0.04)
Total distributions	(0.48)	(0.40)	(0.17)
Paid-in capital from redemption fees	0.01	— [3]	—
Net Asset Value, end of period	$12.34	$10.06	$12.17
Total return*	27.90%	(14.22%)	3.91%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$201	$12	$4
Ratio of expenses to average net assets	1.29%	1.31%	1.24%[5]
Ratio of net investment income (loss) to average net assets	1.87%	2.61%	(0.06%)[5]
Portfolio turnover[6]	21.40%	22.31%	6.84%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	43

Matthews Asia Growth Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,			Period ended
	2012		2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$15.37		$17.98	$17.65
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17		0.14	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.54		(2.42)	0.47
Total from investment operations	2.71		(2.28)	0.48
Less distributions from:
Net investment income	—		(0.35)	(0.15)
Total distributions	—		(0.35)	(0.15)
Paid-in capital from redemption fees	—	[3]	0.02	—
Net Asset Value, end of period	$18.08		$15.37	$17.98
Total return*	17.63%		(12.58%)	2.76%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$147,142	$84,302	$8,853
Ratio of expenses to average net assets	0.98%	1.03%	0.99%[5]
Ratio of net investment income (loss) to average net assets	1.02%	0.84%	0.37%[5]
Portfolio turnover[6]	44.76%	28.06%	26.33%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

44	matthewsasia.com | 800.789.ASIA

Matthews Pacific Tiger Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$20.32	$23.44	$23.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.21	0.23	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.10	(2.87)	0.15
Total from investment operations	4.31	(2.64)	0.16
Less distributions from:
Net investment income	(0.20)	(0.15)	(0.09)
Net realized gains on investments	(0.02)	(0.33)	—
Total distributions	(0.22)	(0.48)	(0.09)
Paid-in capital from redemption fees[3]	—	—	—
Net Asset Value, end of period	$24.41	$20.32	$23.44
Total return*	21.24%	(11.28%)	0.67%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$3,770,568	$2,029,091	$540,469
Ratio of expenses to average net assets	0.95%	0.95%	0.95%[5]
Ratio of net investment income (loss) to average net assets	0.95%	1.03%	0.38%[5]
Portfolio turnover[6]	6.53%	10.51%	11.43%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	45

Matthews China Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$21.49	$29.36	$30.02
Income (loss) from investment operations:
Net investment income (loss)[2]	0.36	0.26	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	2.25	(5.73)	(0.44)
Total from investment operations	2.61	(5.47)	(0.48)
Less distributions from:
Net investment income	(0.40)	(0.34)	(0.16)
Net realized gains on investments	(0.25)	(2.06)	(0.02)
Total distributions	(0.65)	(2.40)	(0.18)
Paid-in capital from redemption fees	— [3]	— [3]	—
Net Asset Value, end of period	$23.45	$21.49	$29.36
Total return*	12.22%	(18.80%)	(1.62%)[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$390,744	$288,277	$41,545
Ratio of expenses to average net assets	0.91%	0.96%	0.97%[5]
Ratio of net investment income (loss) to average net assets	1.58%	0.99%	(0.74%)[5]
Portfolio turnover[6]	9.61%	8.43%	9.98%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

46	matthewsasia.com | 800.789.ASIA

Matthews India Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$13.61	$21.48	$22.03
Income (loss) from investment operations:
Net investment income (loss)[2]	0.14	0.16	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	4.17	(7.96)	(0.43)
Total from investment operations	4.31	(7.80)	(0.45)
Less distributions from:
Net investment income	(0.12)	(0.07)	(0.10)
Net realized gains on investments	(0.27)	—	—
Total distributions	(0.39)	(0.07)	(0.10)
Paid-in capital from redemption fees	— [3]	— [3]	—
Net Asset Value, end of period	$17.53	$13.61	$21.48
Total return*	31.74%	(36.35%)	(2.01%)[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$36,166	$26,920	$48,119
Ratio of expenses to average net assets	0.98%	0.99%	0.99%[5]
Ratio of net investment income (loss) to average net assets	0.87%	0.86%	(0.51%)[5]
Portfolio turnover[6]	7.03%	3.51%	6.14%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	47

Matthews Japan Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$11.34	$12.53	$11.73
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.06	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	0.84	(1.04)	1.30
Total from investment operations	0.96	(0.98)	1.29
Less distributions from:
Net investment income	(0.04)	(0.22)	(0.49)
Total distributions	(0.04)	(0.22)	(0.49)
Paid-in capital from redemption fees	— [3]	0.01	—
Net Asset Value, end of period	$12.26	$11.34	$12.53
Total return*	8.47%	(7.72%)	11.22%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$22,233	$30,302	$4
Ratio of expenses to average net assets	1.04%	1.07%	1.08%[5]
Ratio of net investment income (loss) to average net assets	0.99%	0.46%	(0.51%)[5]
Portfolio turnover[6]	48.58%	34.94%	46.29%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Less than $0.01 per share.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

48	matthewsasia.com | 800.789.ASIA

Matthews Korea Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year Ended Dec. 31,		Period ended
	2012	2011	Dec. 31, 2010[1]
Net Asset Value, beginning of period	$4.61	$5.14	$4.84
Income (loss) from investment operations:
Net investment income (loss)[2]	— [3]	0.17	0.03
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	1.11	(0.47)	0.38
Total from investment operations	1.11	(0.30)	0.41
Less distributions from:
Net investment income	—	(0.01)	—
Net realized gains on investments	(0.05)	(0.22)	(0.11)
Total distributions	(0.05)	(0.23)	(0.11)
Paid-in capital from redemption fees	— [3]	— [3]	—
Net Asset Value, end of period	$5.67	$4.61	$5.14
Total return*	24.16%	(6.05%)	8.51%[4]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$8,597	$15,109	$4
Ratio of expenses to average net assets	1.00%	1.07%	0.91%[5]
Ratio of net investment income (loss) to average net assets	(0.07%)	3.37%	3.74%[5]
Portfolio turnover[6]	34.84%	30.13%	39.05%[4]

1	Institutional Shares commenced operations on October 29, 2010.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	49

Matthews Asia Small Companies Fund—Investor Class1

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,				Period ended
	2012	2011	2010	2009	Dec. 31, 2008[2]
Net Asset Value, beginning of period	$14.77	$21.16	$15.79	$7.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.17	0.15	0.04	0.02	0.01
Net realized gain (loss) and unrealized appreciation/ depreciation on investments and foreign currency	3.36	(4.35)	5.55	8.04	(2.16)
Total from investment operations	3.53	(4.20)	5.59	8.06	(2.15)
Less distributions from:
Net investment income	(0.09)	(0.17)	(0.09)	(0.05)	(0.02)
Net realized gains on investments	(0.08)	(2.04)	(0.15)	(0.15)	—
Total distributions	(0.17)	(2.21)	(0.24)	(0.20)	(0.02)
Paid-in capital from redemption fees	— [4]	0.02	0.02	0.04	0.06
Net Asset Value, end of period	$18.13	$14.77	$21.16	$15.79	$7.89
Total return*	23.92%	(20.03%)	35.54%	103.00%	(21.03%)[5]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$366,753	$258,944	$547,094	$109,726	$3,173
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.52%	1.59%	2.09%	14.31%[5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50%	1.52%	1.63%	2.00%	2.00%[6]
Ratio of net investment income (loss) to average net assets	1.06%	0.76%	0.24%	0.13%	0.15%[6]
Portfolio turnover[7]	27.95%	19.97%	23.99%	21.39%	3.10%[5]

1	Institutional Class shares of the Fund commenced operations on April 30, 2013. The financial highlights shown are for an existing class of shares (Investor Class shares) offered by the Fund. Investor Class shares are not offered in this Prospectus. The financial highlights for the Investor Class shares are disclosed because the Institutional Class shares commenced operations on April 30, 2013 and no financial data is available as of the date of this Prospectus. The returns would have been similar because the Investor Class shares and the Institutional Class shares represent the same investment portfolio. However, Institutional Class shares have lower shareholder servicing, transfer agency and certain other expenses than the Investor Class shares. Had the Institutional Class shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than the Investor Class shares.

2	The Investor Class shares of the Matthews Asia Small Companies Fund commenced operations on September 15, 2008.

3	Calculated using the average daily shares method.

4	Less than $0.01 per share.

5	Not annualized.

6	Annualized.

7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

50	matthewsasia.com | 800.789.ASIA

Matthews Asia Science and Technology Fund—Investor Class1

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended Dec. 31,
	2012	2011	2010	2009		2008
Net Asset Value, beginning of year	$8.16	$9.89	$8.02	$4.71		$9.80
Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	0.02	0.03	—	[3]	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency	1.12	(1.74)	1.86	3.31		(5.11)
Total from investment operations	1.15	(1.72)	1.89	3.31		(5.10)
Less distributions from:
Net investment income	(0.02)	(0.02)	(0.02)	—		—
Total distributions	(0.02)	(0.02)	(0.02)	—		—
Paid-in capital from redemption fees	— [3]	0.01	— [3]	—	[3]	0.01
Net Asset Value, end of year	$9.29	$8.16	$9.89	$8.02		$4.71
Total return*	14.11%	(17.26%)	23.58%	70.28%		(51.94%)

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s)	$131,629	$153,349	$190,436	$130,367	$74,476
Ratio of expenses to average net assets	1.18%	1.21%	1.26%	1.40%	1.33%
Ratio of net investment income (loss) to average net assets	0.30%	0.23%	0.35%	0.30%	0.08%
Portfolio turnover[4]	45.76%	65.47%	61.61%	83.27%	44.84%

1	Institutional Class shares of the Fund commenced operations on April 30, 2013. The financial highlights shown are for an existing class of shares (Investor Class shares) offered by the Fund. Investor Class shares are not offered in this Prospectus. The financial highlights for the Investor Class shares are disclosed because the Institutional Class shares commenced operations on April 30, 2013 and no financial data is available as of the date of this Prospectus. The returns would have been similar because the Investor Class shares and the Institutional Class shares represent the same investment portfolio. However, Institutional Class shares have lower shareholder servicing, transfer agency and certain other expenses than the Investor Class shares. Had the Institutional Class shares been operational during the periods shown, dividend distributions (if any) and investment performance would have been higher than the Investor Class shares.

2	Calculated using the average daily shares method.

3	Less than $0.01 per share.

4	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS	51

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Investment Objectives of the Funds

Matthews Asia Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following objective(s):

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income
Matthews Asia Dividend Fund	Total return with an emphasis on providing current income
Matthews China Dividend Fund	Total return with an emphasis on providing current income

ASIA GROWTH STRATEGIES
Matthews Asia Focus Fund	Long-term capital appreciation
Matthews Asia Growth Fund	Long-term capital appreciation
Matthews Pacific Tiger Fund	Long-term capital appreciation
Matthews Emerging Asia Fund	Long-term capital appreciation
Matthews China Fund	Long-term capital appreciation
Matthews India Fund	Long-term capital appreciation
Matthews Japan Fund	Long-term capital appreciation
Matthews Korea Fund	Long-term capital appreciation

ASIA SMALL COMPANY STRATEGY
Matthews Asia Small Companies Fund	Long-term capital appreciation

ASIA SPECIALTY STRATEGY
Matthews Asia Science and Technology Fund	Long-term capital appreciation

Fundamental Investment Policies

The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

The manner in which Matthews International Capital Management, LLC, the investment advisor to each Fund (“Matthews”), attempts to achieve each Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board”) (which oversees the management of the Funds) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for each Fund are described in the Fund Summary for each Fund.

Non-Principal Investment Strategies

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other non-principal investment strategies as described below.

Matthews is the investment advisor to each Fund. Matthews invests in the Asia Pacific region (as defined on page 53) based on its assessment of the future development and

52	matthewsasia.com | 800.789.ASIA

THE ASIA PACIFIC REGION IS DIVIDED INTO THE FOLLOWING GROUPS:

ASIA

Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

ASIA EX JAPAN

Includes all countries and markets in Asia excluding Japan

ASIA PACIFIC

Includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new markets and create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of the Asia Pacific Region

Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over longer investment horizons.

Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

Matthews constructs portfolios with long investment horizons—typically five to ten years.

Matthews Is an Active Investor with Strong Convictions

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.

Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.

Matthews believes that investors benefit in the long term when the Funds are fully invested.

Matthews Is a Fundamental Investor

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size

MATTHEWS’ INVESTMENT APPROACH	53

and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Matthews may also consider factors such as:

−	Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

−	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

−	Valuation: Is the company’s valuation reasonable in relation to its growth prospects and relative to other similar companies in the region or globally?

Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

Matthews develops views about the course of growth in the region over the long term.

Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Each of the Funds may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). Except with respect to the Matthews Asia Small Companies Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds. Please note the Matthews Asia Small Companies Fund invests at least 80% of its assets in Small Companies, as defined in the Fund Summary.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

54	matthewsasia.com | 800.789.ASIA

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see individual Fund descriptions in the Summary for each Fund and the Funds’ SAI. The SAI is available to you free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Funds’ website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Risks of Investing in the Funds

The main risks associated with investing in the Funds are described below and in the Fund Summaries at the front of this prospectus. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) per share of that Fund will decline and investors may lose some or all of the value of their investments.

Foreign securities held by the Funds may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed and the NAVs of the Funds are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds’ NAVs, see page 67.

Your investment in the Funds is exposed to different risks, many of which are described below. Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Funds, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Funds’ portfolios will closely track the composition or weightings of market indices (including a Fund’s benchmark index) or of the broader markets generally. As a result, investors should expect that changes in the Funds’ net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Funds and any index (or the markets generally) may also result from the Funds’ fair valuation procedures, which the Funds use to value their holdings for purposes of determining each Fund’s net asset value (see page 67).

Principal Risks

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter, or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

Convertible Securities

As part of their investment strategies, the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, and Matthews China Dividend Fund, and other Funds to a lesser extent, may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into

RISKS OF INVESTING IN THE FUNDS	55

the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

The risks of convertible bonds and debentures include repayment risk and interest rate risk. Repayment risk is the risk that a borrower does not repay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default” and could result in losses for a Fund. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it.

Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose the Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading. Lower trading volume may also make it more difficult for the Funds to value such securities.

Dividend-Paying Equities

Each of the Funds, including the Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund (each of which seek to provide current income), may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. Investors should not assume that a Fund’s investments in these securities will necessarily reduce the volatility of the Fund’s NAV or provide “protection,” compared to other types of equity securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance. The inclusion of Passive Foreign Investment Companies (PFICs) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Risks Associated with Smaller Companies

The Matthews Asia Small Companies Fund invests in securities of smaller companies, and each of the other Funds may invest in securities of smaller companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities, and securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks Associated with Micro-Cap Companies

The Funds, and the Matthews Emerging Asia Fund in particular, may invest in the securities of micro-cap companies. Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of losses from such risks is even greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies. Micro-cap companies may be newly formed or in the early stages of development, with limited or no product lines or markets. They may also lack significant institutional ownership and may have cyclical, static or only moderate growth prospects. Public information available about these companies may be scarce, and it may take a long time before a gain, if any, on an investment in a micro-cap company may be realized.

56	matthewsasia.com | 800.789.ASIA

Risks of Investing in Science and Technology Companies

Each of the Funds may, and the Matthews Asia Science and Technology Fund will, invest in securities of science and technology companies. Such companies may face special risks because their products or services may not prove to be commercially successful and may be affected by rapid product changes and associated developments. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. Such companies are also often subject to governmental regulation and greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of science and technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of science and technology companies and therefore the value of their securities. Accordingly, the NAV of a Fund may be more volatile, especially over the short term as a result of such Fund’s investments in science and technology companies. These risks are especially important when considering an investment in the Matthews Asia Science and Technology Fund, which focuses on the science and technology sectors. The Matthews Asia Science and Technology Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its NAV will follow the science and technology sectors, as opposed to the general movement of the economies of the countries where the companies are located.

Regional and Country Risks

In addition to the risks discussed above and elsewhere in this prospectus, there are specific risks associated with investing in the Asia Pacific region, including the risk of severe economic, political or military disruption. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asia Pacific countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole.

The economies of many Asia Pacific countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established shareholder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets, the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters, or adverse changes in climate or weather. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

RISKS OF INVESTING IN THE FUNDS	57

There are specific risks associated with a Fund’s concentration of its investments in a country or group of countries within the Asia Pacific region. Provided below are risks of investing in various countries within the Asia Pacific region and are principal risks of a Fund to the extent such Fund’s portfolio is concentrated in such country or countries.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However, some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high-degree of autonomy from China in economic matters. The Government of Macau maintains a relatively transparent, non-discriminatory free-market economy, and Macau has a separate membership in the World Trade Organization. Overall, Macau is a stable society. Large institutions, such as power and water supply, communication, transportation, and education institutions have remained stable for decades. Nevertheless, Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. Upcoming national elections in 2013/2014 may create new sources of political uncertainty and, along with high poverty and inflationary tensions, may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable,

58	matthewsasia.com | 800.789.ASIA

dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Cambodia has one of the highest economic growth rates in Asia, supported by the shift of manufacturing investment from China, preferential tariff treatment by the European Union and other major trading partners, and strong growth of foreign visitors, and it is reducing its reliance on foreign aid. Despite its continued growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos is one of the ten fastest growing economies in the world, with economic growth largely driven by the construction, mining and hydroelectric sectors. Laos is likely to accede to the World Trade Organization within the next two years and has committed to joining the ASEAN Economic Community in 2015, both of which will require considerable trade and regulatory reforms. Despite its political stability, Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Additionally, the increased development of natural resources

RISKS OF INVESTING IN THE FUNDS	59

could lead to social imbalances, particularly in light of Laos’s underdeveloped health care and education systems. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Although Mongolia is a relatively stable, peaceful, and ethnically cohesive democracy, it may continue to experience political instability in conjunction with election cycles. Mongolian governments have a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia is currently experiencing strong economic growth driven by foreign direct investment in its mining sector, but the instability of economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions by Western governments imposed as punishment for alleged human-rights violations. However, despite modest political reforms and a wealth of untapped mineral resources, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions by Western countries.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Papua New Guinea. Papua New Guinea is a small country rich in natural resources, though it faces challenges in developing those resources and maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing the Papua New Guinea government include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has a skilled work force, and its economy is largely export-driven. Because of Singapore’s reliance on foreign trade and its geographic position, Singapore’s economy may be adversely affected by economic and political developments of Singapore’s trading partners and neighbors. Rising labor costs have led some labor intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may have an adverse effect on Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number

60	matthewsasia.com | 800.789.ASIA

of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weakness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Additional Risks

The following additional or non-principal risks also apply to investments in the Funds.

Concentration Risk

From time to time, a relatively small number of companies and industries may represent a large portion of the total stock market in a particular country or region, and these companies and industries may be more sensitive to adverse social, political, economic or regulatory developments than funds that do not concentrate their investments. Events affecting a small number of companies or industries may have a significant and potentially adverse impact on your investment in the Funds, and the Funds’ performance may be more volatile than that of funds that invest globally.

Preferred Stocks

Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time (but not other risks, including market risks). Credit ratings are determined by rating organizations, such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Inc. (“Fitch”), based on their view of past and potential developments related to an issuer (or security). Such potential developments may not reflect actual developments and a rating organization’s evaluation may be incomplete or inaccurate. For a further description of credit ratings, see “Appendix: Bond Ratings” in the Funds’ SAI.

RISKS OF INVESTING IN THE FUNDS	61

High-Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, and unrated securities of similar credit quality are referred to as “high-yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. High-yield securities typically entail greater potential price volatility, entail greater levels of credit and repayment risks and may be less liquid than higher-rated securities. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to adverse economic and competitive industry conditions than higher-rated securities. An economic downturn or a period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). Issuers of securities in default may fail to resume principal and interest payments, in which case a Fund may lose its entire investment. Funds that invest in junk bonds may also be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities.

Passive Foreign Investment Companies

The Funds may invest in PFICs. Investments in PFICs may subject the Funds to taxes and interest charges that cannot be avoided, or that can be avoided only though complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Initial Public Offerings (IPOs)

IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or may be available only in very limited quantities. Thus, when a Fund’s size is smaller, any gains or losses from IPOs may have an exaggerated impact on the Fund’s performance than when the Fund is larger. Although IPO investments have had a positive impact on the performance of some Funds, there can be no assurance that a Fund will have favorable IPO investment opportunities in the future or that a Fund’s investments in IPOs will have a positive impact on its performance.

Certain Risks of Fixed-Income Securities

Fixed-income securities (such as bonds) are subject to a variety of risks, including credit, interest rate and currency risks. “Credit risk” refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an investment and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including, without limitation, the index chosen, frequency of reset and reset caps or floors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency.

Market Timing and Other Short-Term Trading

The Funds are not intended for short-term trading by investors. Investors who hold shares of the Funds for the short term, including market-timers, may harm the Funds and other shareholders by diluting the value of their shares, disrupting management of a Fund’s portfolio and causing a Fund to incur additional costs, which are borne by non-redeeming shareholders. The Funds attempt to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Funds attempt to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between a Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when each Fund’s NAV is calculated. See page 71 for additional information on the Funds’ policies and procedures related to short-term trading and market-timing activity.

Use of a Special Investment Vehicle to Invest in Chinese A Shares

Beginning in 2013, subject to the receipt of an exemptive order from the SEC and the receipt of the requisite quota from the Chinese securities regulatory authority, certain Funds are expected to invest in a special investment vehicle that would invest exclusively in Chinese A shares (i.e., stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi), the Matthews A Share Selections Fund, LLC (the “A Share Selections Fund”), allowing those Funds to gain investment exposure to A shares. As investors of the A Share Selections Fund, those Funds would bear their share of the fees and expenses of the A Share Selections Fund, which will be indirectly borne by shareholders of those Funds. Although A shares generally trade in liquid markets, because of the repatriation limitations imposed by the Chinese government, a Fund’s investment in the A Share Selections Fund may be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities. The A Share Selections Fund is not a mutual fund. For a further discussion of the A Share Selections Fund and risks associated with investing in the A Share Selections Fund, see “China A Shares” in the Funds’ SAI.

62	matthewsasia.com | 800.789.ASIA

Management of the Funds

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789. ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to the Services Agreement (as defined below).

Under an amendment to the Advisory Agreement effective April 30, 2013, the Funds, other than the Matthews Emerging Asia Fund and Matthews Asia Small Companies Fund, pay Matthews 0.75% of the annual aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the annual aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the annual aggregate average daily net assets of such Funds over $5 billion. Such Funds pay Matthews a monthly fee of one-twelfth (1/12) of the management fee of such Funds’ average daily net asset value for the month. Each of the Matthews Emerging Asia Fund and the Matthews Asia Small Companies Fund pays Matthews a fee equal to 1.00% of its annual average daily net assets. Each of the Matthews Emerging Asia Fund and the Matthews Asia Small Companies Fund pays Matthews a monthly fee of one-twelfth (1/12) of the management fee of its average daily net asset value for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Funds other than the Matthews Asia Focus Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund (Institutional Class only) and Matthews Asia Science and Technology Fund (Institutional Class only) is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2012. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Matthews Asia Focus Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund (Institutional Class only) and Matthews Asia Science and Technology Fund (Institutional Class only) will be available in the Funds’ Semi-Annual Report to Shareholders for the six months ending June 30, 2013. For the fiscal year ended December 31, 2012, the Funds* paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund	0.67%

* Because the Matthews Asia Focus Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund (Institutional Class only) and Matthews Asia Science and Technology Fund (Institutional Class only) were not operating during the fiscal year ended December 31, 2012, no advisory fees were paid to Matthews by such Funds for the fiscal year ended December 31, 2012.

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended (the “Services Agreement”), the Matthews Asia Funds (i.e., the Funds and the Matthews China Small Companies Fund and Matthews Asia Strategic Income Fund) in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Matthews Asia Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Matthews Asia Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Matthews Asia Funds between $5 billion and $7.5 billion, 0.125% of the aggregate average daily net assets of the Matthews Asia Funds between $7.5 billion and $15 billion, and 0.110% of the aggregate average daily net assets of the Matthews Asia Funds over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Matthews Asia Funds and current shareholders of the Matthews Asia Funds, including overseeing the activities of the Matthews Asia Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Matthews Asia Funds’ net asset values; overseeing each Matthews Asia Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Matthews Asia Funds’ third-party administrator and other parties for Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Matthews Asia Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Matthews Asia Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Matthews Asia Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and/or reimburse expenses

MANAGEMENT OF THE FUNDS	63

to a Fund if its expense ratio exceeds a certain percentage level. For the Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund, Matthews Asia Small Companies Fund and Matthews Asia Science and Technology Fund, this level is 2.00%. For the Matthews Asian Growth and Income Fund, Matthews Asia Growth Fund and Matthews Pacific Tiger Fund, this level is 1.90%. For Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%.

For the Matthews Asia Focus Fund, Matthews agrees to waive fees and reimburse expenses if its expense ratio exceeds 1.75% for the Institutional Class shares. Matthews has also agreed to waive fees and reimburse additional expenses for the Institutional Class of the Matthews Asia Focus Fund on a voluntary basis if its expense ratio exceeds 1.50%. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

For the Matthews Emerging Asia Fund, Matthews agrees to waive fees and reimburse expenses if its expense ratio exceeds 2.00% for the Institutional Class shares. Matthews has also agreed to waive fees and reimburse additional expenses for the Institutional Class of the Matthews Asia Focus Fund on a voluntary basis if its expense ratio exceeds 1.75%. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2013. For Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2015. These agreements may be extended for additional periods for each Fund.

Each Fund also offers Investor Class shares. Investor Class shares have different expenses which will result in different performance than Institutional Class shares. Shares of the two classes of each Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

ROBERT J. HORROCKS, PhD
Lead Manager Asian Growth and Income Fund	Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asian Growth and Income Fund since 2009.

KENICHI AMAKI
Co-Manager Japan Fund Asia Small Companies Fund	Kenichi Amaki is a Portfolio Manager at Matthews. Prior to joining Matthews in 2008 as a Research Analyst, he was an investment officer for a family trust based in Monaco, researching investment opportunities primarily in Japan. From 2001 to 2004, he worked on the International Pension Fund Team at Nomura Asset Management in Tokyo, Japan. Kenichi received a B.A. in Law from Keio University in Japan and an M.B.A. from the University of California at Berkeley, and is fluent in Japanese. He has been a Portfolio Manager of the Japan Fund since 2010 and of the Asia Small Companies Fund since 2013.

SUNIL ASNANI
Co-Manager India Fund

Sunil Asnani is a Portfolio Manager at Matthews. Prior to joining the firm in 2008 as a Research Analyst, he was a Senior Associate in the Corporate Finance and Strategy practice for McKinsey & Company in New York. In 2006, Sunil earned his M.B.A from The Wharton School of the University of Pennsylvania. From 1999 to 2004, he served in various capacities, including as Superintendent of Police, for the Indian Police Service in Trivandrum, India. Sunil received a Bachelor of Technology degree from the Indian Institute of Technology in Delhi, India. He is fluent in Sindhi, Hindi and Malayalam. Sunil has been a Portfolio Manager of the India Fund since 2010.

64	matthewsasia.com | 800.789.ASIA

RICHARD H. GAO
Lead Manager Pacific Tiger Fund China Fund	Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the China Fund since 1999 and of the Pacific Tiger Fund since 2006.

MICHAEL B. HAN, CFA
Co-Manager Korea Fund	Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was an Analyst at Luxor Capital Group, researching investment opportunities in Asian markets. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2008.

ROBERT HARVEY, CFA
Co-Manager Emerging Asia Fund	Robert Harvey is a Portfolio Manager at Matthews. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the Emerging Asia Fund since its inception in 2013.

TAIZO ISHIDA
Lead Manager Asia Growth Fund Japan Fund Emerging Asia Fund	Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the Asia Growth Fund since 2007, of the Japan Fund since 2006 and of the Emerging Asia Fund since its inception in 2013.

KENNETH LOWE, CFA
Lead Manager Asia Focus Fund Co-Manager Asian Growth and Income Fund	Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Asia Focus Fund since its inception in 2013 and of the Asian Growth and Income Fund since 2011.

JESPER MADSEN, CFA
Lead Manager Asia Dividend Fund Co-Manager China Dividend Fund	Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004 as a Research Analyst, Jesper was an Analyst at Charter Equity Research and also worked with the Fixed Income group at Barclays Global Investors. He has traveled extensively, including living and working in China. Jesper received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the Matthews Asia Dividend Fund since its inception in 2006, and of the Matthews China Dividend Fund since its inception in 2009.

J. MICHAEL OH, CFA
Lead Manager Korea Fund Asia Science And Technology Fund Co-Manager Asia Focus Fund	J. Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the Korea Fund since 2007, of the Asia Science and Technology Fund since 2006 and of the Asia Focus Fund since its inception in 2013.

MANAGEMENT OF THE FUNDS	65

SHARAT SHROFF, CFA
Lead Manager Pacific Tiger Fund India Fund Co-Manager Asia Growth Fund Asia Focus Fund	Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews in 2005 as a Research Analyst, Sharat worked in the San Francisco and Hong Kong offices of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the Asia Focus Fund since 2013, Pacific Tiger Fund since 2008, of the Asia Growth Fund since 2007, and of the India Fund since 2006.

LYDIA SO, CFA
Lead Manager Asia Small Companies Fund Co-Manager Asia Science And Technology Fund	Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004 as a Research Associate, Lydia was a Portfolio Associate at RCM Capital Management. She started her investment career at Kochis Fitz Wealth Management. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the Asia Small Companies Fund since the Fund’s inception in 2008, and of the Asia Science and Technology Fund since 2008.

HENRY ZHANG, CFA
Co-Manager China Fund	Henry Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years. Before moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. He is fluent in Mandarin. Henry has been a Portfolio Manager of the China Fund since 2010.

YU ZHANG, CFA
Lead Manager China Dividend Fund Co-Manager Asia Dividend Fund	Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the China Dividend Fund since 2012 and of the Asia Dividend Fund since 2011.

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

66	matthewsasia.com | 800.789.ASIA

Investing in Matthews Asia Funds

Pricing of Fund Shares

The price at which the Funds’ Institutional Class shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, attributable to the Institutional Class, deducting any liabilities of the Fund attributable to the Institutional Class, and dividing by the total number of outstanding Institutional Class shares. The Funds’ Institutional Class expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Funds’ Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Funds’ Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Funds. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asia Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAVs are therefore not calculated. Accordingly, the NAVs of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates .

Indian securities in the Funds may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Funds accrue for this potential expense, which reduces their net asset values. For further information regarding this tax, please see page 74.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Institutional Class shares directly from the Funds by mail, telephone, online or wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase Institutional Class shares of the Funds directly through the Funds’ transfer agent by calling 800.789.ASIA (2742). Institutional Class shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may

INVESTING IN MATTHEWS ASIA FUNDS	67

charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Funds transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed at the next-calculated NAV. There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for a Fund calculated on the following business day. This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Funds.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 73.

You may purchase Institutional Class shares of the Funds by mail, telephone, online or wire. New accounts may be opened by mailing a completed application. Please see Opening an Account on page 69, and Telephone and Online Transactions on page 70. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Funds do not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange, or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

MINIMUM INVESTMENTS IN THE INSTITUTIONAL CLASS SHARES OF THE FUNDS
(U.S. RESIDENTS*)

Non-retirement plan accounts
Initial investment:	$3,000,000
Subsequent investments:	$100

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

68	matthewsasia.com | 800.789.ASIA

OPENING AN ACCOUNT (Initial Investment)

By Mail	You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM-7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your check payable to Matthews Asia Funds and a completed application to:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire	To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

Please note that when opening your account the Funds follow identity verification procedures outlined on page 76.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing Institutional Class shareholders may purchase additional Institutional Class shares for all authorized accounts through the methods described below.

By Mail	Please send your check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722
Online	As a first time user, you will need your Fund account number and your Tax ID Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire	Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds. Please also be sure to inform your bank of your Matthews account number as part of the instructions.
Note that wire fees are charged by most banks.

INVESTING IN MATTHEWS ASIA FUNDS	69

Exchanging Shares

You may exchange your Institutional Class shares of one Matthews Asia Fund for Institutional Class shares of another Matthews Asia Fund. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information. Because excessive exchanges can harm a Matthews Asia Fund’s performance, the exchange privilege may be terminated if the Matthews Asia Funds believe it is in the best interest of all shareholders to do so.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Selling (Redeeming) Shares

You may redeem shares of a Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Funds may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of a Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800.789.ASIA (2742), or through an online order at the Funds’ website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Shareholders of IRAs and Coverdell ESAs are not eligible for online or telephone redemptions, as well as shareholders who declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for

70	matthewsasia.com | 800.789.ASIA

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Funds via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

A change of address was received by the Funds’ transfer agent within the last 30 days; or

The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.

By Wire	If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).

Online	As a first time user, you will need your Fund account number and your Tax ID Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.

Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

any losses that you incur because of a fraudulent telephone or online transaction.

Market Timing Activities and Redemption Fees

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). Funds that invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such

INVESTING IN MATTHEWS ASIA FUNDS	71

practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds’ imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Funds in discouraging market timing activity.

The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers. The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies adopted by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Funds’ shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Redemption Fees. Because of the risks associated with an investment in the Funds, and so that you can better manage volatility in a Fund’s NAV, the Funds recommend that you invest in a Fund only for the long term. Short-term buying and selling of shares of the Funds may also have detrimental effects on the Funds and other shareholders. Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Funds attempt to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds. This fee is payable directly to the Funds.

For these purposes, the Funds deem most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing. To determine whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase. In addition, following an exchange, the 90-calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Funds may grant exemptions from the redemption fee where the Funds have previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of

72	matthewsasia.com | 800.789.ASIA

accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Funds may also waive the imposition of redemption fees in cases of death; and otherwise where the Funds, in their discretion, believe it is appropriate in the circumstances.

The Funds attempt to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Funds believe they have identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Funds.

The Funds reserve the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Funds reserve the right to modify or eliminate the redemption fee at any time, without notice to shareholders. You will receive notice of any material changes to the Funds’ redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Funds may require a medallion signature guarantee on any redemption request to help protect against fraud; the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Funds reserve the right to redeem small Institutional Class accounts that fall below $3,000,000 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $3,000,000 due to market volatility will not be affected.

Confirming Your Transactions

The Funds will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, performs these services as part of the various services it provides to the Funds under an agreement between the Funds and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

All of the Funds except the Matthews Asia Dividend Fund, Matthews China Dividend Fund and the Matthews Asian

INVESTING IN MATTHEWS ASIA FUNDS	73

Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Dividend Fund generally distributes net investment income quarterly in March, June, September and December. The Matthews China Dividend Fund and Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Funds hold their assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long a Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds is responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“covered” shares). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell covered shares (shares acquired on or after January 1, 2012) in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.2742, Monday through Friday, 9 a.m. to 7 p.m. ET. When you redeem covered shares (shares acquired on or after January 1, 2012) from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

74	matthewsasia.com | 800.789.ASIA

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by a Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The MSCI All Country Asia ex Japan Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Pacific Index is a free float–adjusted market capitalization–weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI China Index is a free float–adjusted market capitalization–weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

The MSCI Emerging Markets (EM) Asia Index is a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand.

The Bombay Stock Exchange 100 (BSE 100) Index is a free float–adjusted market capitalization–weighted index of the 100 stocks listed on the Bombay Stock Exchange.

The MSCI Japan Index is a free float–adjusted market capitalization–weighted index of Japanese equities listed in Japan.

The Tokyo Stock Price Index (TOPIX) is a market capitalization–weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

The Korea Composite Stock Price Index (KOSPI) is a market capitalization–weighted index of all common stocks listed on the Korea Stock Exchange.

The MSCI All Country Asia ex Japan Small Cap Index is a free float–adjusted market capitalization–weighted small cap index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI All Country Asia Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, India, Indonesia, Japan, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand.

The MSCI AC Asia IT and Telecom Services Index is a free float–adjusted market capitalization–weighted index of Asian equities tracking a range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecom-munications services, and wireless telecommunications services.

INDEX DEFINITIONS	75

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity. Until such verification is made, the Funds may limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement below.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

76	matthewsasia.com | 800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about

Matthews Asia Funds:

matthewsasia.com
800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Shareholder Reports

Additional information about the Funds’ investments is available in the Funds’ annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To reduce the Funds’ expenses, we try to identify related shareholders in a household and send only one copy of the Funds’ prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Funds’ current prospectus and annual and semi-annual reports, free of charge, on the Funds’ website at matthewsasia.com. The Funds’ current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2013, is available to you, without charge, upon request or through the Funds’ website at matthewsasia.com. It contains additional information about the Funds.

HOW TO OBTAIN ADDITIONAL INFORMATION
Contacting Matthews Asia Funds	You can obtain free copies of the publications described above by visiting the Funds’ website at matthewsasia.com. To request the SAI, the Funds’ annual and semi-annual reports and other information about the Funds or to make shareholder inquiries, contact the Funds at:

Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510 Distributed in the United States by Foreside Funds Distributors LLC Distributed in Latin America by HMC Partners

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 800.789.ASIA (2742)	PS_INSTIT_0413

Matthews Asia Funds | Prospectus

April 30, 2013 | matthewsasia.com

ASIA STRATEGIC INCOME FUND Investor Class Shares (MAINX) Institutional Class Shares (MINCX)

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Fund. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asia Funds

matthewsasia.com

Contents
FUND SUMMARY	1

FINANCIAL HIGHLIGHTS	6

ADDITIONAL FUND INFORMATION
Investment Objective of the Fund	8
Fundamental Investment Policies	8
Matthews’ Investment Approach	8
Risks of Investing in the Fund	10
Management of the Fund	18

INVESTING IN THE FUND
Pricing of Fund Shares	20
Purchasing Shares	20
Exchanging Shares	23
Selling (Redeeming) Shares	23
Market Timing Activities and Redemption Fees	24
Other Shareholder Information	26

INDEX DEFINITIONS	27

GENERAL INFORMATION	28

PRIVACY STATEMENT	28

Please read this document carefully before you make any investment decision. If you have any questions, do not hesitate to contact a Matthews Asia Funds representative at 800.789.ASIA (2742) or visit matthewsasia.com.

Please keep this prospectus with your other account documents for future reference.

Matthews Asia Strategic Income Fund

FUND SUMMARY

Investment Objective

The Matthews Asia Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) seeks total return over the long term, with an emphasis on income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)	Investor Class	Institutional Class

Redemption Fee (as a percentage of amount
redeemed on shares sold or exchanged within
90 days after purchase)	2.00%	2.00%
Maximum Account Fee on Redemptions
(for wire redemptions only)	$9	$9

ANNUAL OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee		0.65%		0.65%
Distribution (12b-1) Fees		None		None
Other Expenses		1.20%		1.05%
Administration and Shareholder Servicing Fees	0.15%		0.15%
Total Annual Fund Operating Expenses		1.85%		1.70%
Fee Waiver and Expense Reimbursement[1]		(0.45%)		(0.45%)
Total Annual Fund Operating Expenses After
Fee Waiver and Expense Reimbursement		1.40%		1.25%

1	Matthews has contractually agreed to waive fees and reimburse expenses until August 31, 2014 to the extent needed to limit Total Annual Fund Operating Expenses to 1.25% for the Institutional Class and agreed to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may exceed 1.25%. The amounts of the waivers and reimbursements are based on estimated Fund expenses. If the expenses fall below the expense limitation in a year within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to cause the expenses for that year to exceed the expense limitation. The fee waiver and expense reimbursement may be terminated at any time by the Board of Trustees or the Trust on behalf of the Fund on 60 days’ written notice.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One year	Three years	Five years	Ten years
Investor Class	$143	$523	$944	$2,119
Institutional Class	$127	$476	$866	$1,958

PORTFOLIO TURNOVER

The Fund may pay transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

MATTHEWS ASIA STRATEGIC INCOME FUND  1

Principal Investment Strategy

Under normal market conditions, the Strategic Income Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in income-producing securities including, but not limited to, debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in Asia. The Fund intends to achieve its investment objective by investing in income-generating securities across currencies and the capital structure. Investments may be denominated in any currency, and may represent any part of a company’s capital structure from debt to equity or with features of both. Debt and debt-related instruments typically include bonds, debentures, bills, notes, certificates of deposit and other bank obligations, senior secured bank debt, convertible debt securities, credit-linked notes, inflation-linked instruments, repurchase agreements, dividend paying equity securities and derivative instruments with fixed income characteristics.

Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region. Other considerations, such as head-quarters location, apply to supra-national and other types of entities. Instruments will be deemed to be Asian securities if the issuer is headquartered in an Asian country, the instrument is denominated in the currency of an Asian country, or the instrument is issued with respect to a project located in, or secured or backed by assets located in an Asian country, or is otherwise linked to an Asian country.

Up to 50% of the Fund’s total net assets may be invested in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions), and up to 25% of the Fund’s total net assets, may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions).

The Fund will not seek to limit its foreign currency exposure and may invest without limitation in non-U.S. dollar-denominated securities and instruments. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but normally does not expect to do so.

The Fund will typically engage in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure, involving a variety of underlying instruments, including for example, currencies, debt securities, securities indexes, futures and options on swaps (commonly referred to as swaptions). In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards and, as a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets denominated in that currency and could exceed the value of the Fund’s net assets.

The Fund is permitted to invest in debt securities of any quality, including high yield debt securities rated below investment grade (commonly referred to as “junk bonds”) and unrated debt securities. Under normal market conditions, the Fund intends that at least 50% of its debt securities (bonds and debentures) shall be, at the time of their purchase, rated investment grade by at least one internationally recognized rating agency (such as Moody’s, S&P and Fitch), or, if unrated, shall be deemed by Matthews to be of comparable credit quality. The Fund has no stated maturity or duration target and the average effective maturity or duration may change. Matthews has implemented risk management systems to monitor the Fund to reduce the risk of loss through overemphasis on a particular issuer, country, industry, currency, or interest rate regime.

Matthews also expects to employ a currency overlay strategy for the Fund in an effort to enhance returns and moderate volatility. This strategy involves long and short positions on one or more currencies, with a total or gross notional value of these positions equal to as much as a substantial majority of the NAV of the Fund, although the net market value of these positions, on a marked-to-market basis, at most times, is expected to be substantially lower.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Credit Risk: A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk (including Prepayment and Extension Risks): Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This would force the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Currency Risks: When the Fund invests in foreign currencies (directly or through a financial instrument) or in securities denominated in a foreign currency, there is the risk that the value of the foreign currency will increase or decrease against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Capital controls may also affect the value of the Fund’s holdings.

2  matthewsasia.com |  800.789.ASIA

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region; international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea, the status of Taiwan, border disputes and strained relations between China and Japan. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, financial system stability and the national balance of payments positions. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Volatility: The smaller size and lower levels of liquidity in Asian markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in the United States. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

High-Yield Bonds and Other Lower-Rated Securities: The Fund’s investments in high-yield bonds (“junk bonds,” which are primarily speculative securities) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of junk bonds are less financially secure and less able to repay interest and principal compared to issuers of investment-grade securities. Prices of junk bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Derivatives Risk (including Options, Futures and Swaps): Derivatives are speculative and may hurt the Fund’s performance. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

Non-diversified: The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

MATTHEWS ASIA STRATEGIC INCOME FUND  3

Past Performance

The bar chart below shows the Fund’s performance for the first complete calendar year of operations. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

INVESTOR CLASS:

ANNUAL RETURN FOR YEAR ENDED 12/31

INSTITUTIONAL CLASS:

ANNUAL RETURN FOR YEAR ENDED 12/31

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
		Since Inception
	1 year	(11/30/11)
Matthews Strategic Income Fund—Investor Class
Return before taxes	13.62%	11.95%
Return after taxes on distributions[1]	12.12%	10.54%
Return after taxes on distributions and sale of Fund shares[1]	8.88%	9.35%
Matthews Strategic Income Fund—Institutional Class
Return before taxes	13.74%	12.07%
Return after taxes on distributions[1]	12.17%	10.58%
Return after taxes on distributions and sale of Fund shares[1]	8.96%	9.41%
HSBC Asian Local Bond Index (reflects no deduction for fees, expenses or taxes)	8.93%	8.96%
J.P. Morgan Asia Credit Index (reflects no deduction for fees, expenses or taxes)	14.27%	14.01%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor

Matthews International Capital Management, LLC (“Matthews”)

Portfolio Managers

Lead Manager: Teresa Kong, CFA, has been a Portfolio Manager of the Asia Strategic Income Fund since its inception in 2011.

Co-Manager: Gerald M. Hwang, CFA, has been a Portfolio Manager of the Asia Strategic Income Fund since its inception in 2011.

Co-Manager: Robert J. Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Asia Strategic Income Fund since its inception in 2011.

4  matthewsasia.com |  800.789.ASIA

Important Information

Purchase and Sale of Fund Shares

You may purchase and sell Fund shares directly through the Fund’s transfer agent by calling 800.789.ASIA (2742) or online at matthewsasia.com. Fund shares may also be purchased and sold through various securities brokers and benefit plan administrators or their sub-agents. You may purchase and redeem Fund shares by electronic bank transfer, check, or wire. A 2.00% redemption fee will be assessed on the sale or exchange of Fund shares within 90 days after the date you purchase Fund shares. Please see page 24 in the statutory prospectus for more details. The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

INVESTOR CLASS SHARES

Type of Account	Minimum Initial Investment	Subsequent Investments
Non-retirement	$2,500	$100
Retirement and Coverdell	$500	$50

INSTITUTIONAL CLASS SHARES

Type of Account	Minimum Initial Investment	Subsequent Investments
All accounts	$3,000,000	$100

Minimum amount for Institutional Class Shares may be lower for purchases through certain financial intermediaries and different minimums may apply for retirement plans and other arrangements subject to criteria set by Matthews.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), Matthews may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold Fund shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

IMPORTANT INFORMATION  5

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the applicable Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

Matthews Asia Strategic Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

	Year ended	Period ended
INVESTOR SHARES	Dec. 31, 2012	Dec. 31, 2011[1]
Net Asset Value, beginning of period	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.37	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency	0.95	(0.07)
Total from investment operations	1.32	(0.05)
Less distributions from:
Net investment income	(0.42)	(0.02)
Total distributions	(0.42)	(0.02)
Paid-in capital from redemption fees	0.01	—
Net Asset Value, end of period	$10.84	$9.93
Total return*	13.62%	(0.52%)[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$29,479	$7,746
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.85%	3.20%[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.17%	1.00%[4]
Ratio of net investment income (loss) to average net assets	3.58%	2.06%[4]
Portfolio turnover[5]	18.45%	3.66%[3]

1	Commencement of operations on November 30, 2011.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

6  matthewsasia.com |  800.789.ASIA

Matthews Asia Strategic Income Fund

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

INSTITUTIONAL SHARES	Year ended Dec. 31, 2012	Period ended Dec. 31, 2011[1]
Net Asset Value, beginning of period	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.39	0.02
Net realized gain (loss) and unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency	0.94	(0.07)
Total from investment operations	1.33	(0.05)
Less distributions from:
Net investment income	(0.44)	(0.02)
Total distributions	(0.44)	(0.02)
Paid-in capital from redemption fees	0.01	—
Net Asset Value, end of period	$10.83	$9.93
Total return*	13.74%	(0.52%)[3]

*The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$6,205	$5,266
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.70%	3.20%[4]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.00%	1.00%[4]
Ratio of net investment income (loss) to average net assets	3.70%	1.96%[4]
Portfolio turnover[5]	18.45%	3.66%[3]

1	Commencement of operations on November 30, 2011.
2	Calculated using the average daily shares method.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS 7

ASIA: Consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region

Additional Fund Information

Investment Objective of the Fund

The Matthews Asia Strategic Income Fund (the “Strategic Income Fund” or the “Fund”) seeks total return over the long term, with an emphasis on income.

Fundamental Investment Policies

The investment objective of the Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of the Fund.

The manner in which Matthews International Capital Management, LLC (“Matthews”) attempts to achieve the Fund’s investment objective is not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Board of Trustees of the Trust (the “Board”) (which oversees the management of the Fund) without shareholder approval, you will be notified before we make any material change.

Matthews’ Investment Approach

Principal Investment Strategies

The principal investment strategies for the Fund are described in the Fund Summary.

Non-Principal Investment Strategies

In seeking to achieve the investment objectives for the Fund, Matthews also employs the investment approach and other non-principal investment strategies as described below.

Matthews is the investment advisor to the Fund. Matthews invests in the Asia region (as defined to the left) based on its assessment of the future development of companies and issuers located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes that structural improvements throughout the Asian economies during recent years, combined with the ongoing broadening and deepening of Asia’s bond markets, present investors with attractive opportunities in the region’s fixed income and currency markets. Matthews attempts to capitalize on its beliefs by investing, across the capital structure, in companies and countries that it believes are well-positioned to participate in the region’s long-term economic evolution. Matthews uses a range of approaches to participate in the anticipated development of Asia to suit clients’ differing needs and investment objectives.

Matthews uses a fundamentals-based investment process to manage the Fund’s portfolio of fixed income investments, with a focus on risk-adjusted return. Matthews’ fixed income investment process includes six steps, with risk management embedded into each step of the process, in order to identify and capitalize on credit (including counterparty), interest rate (duration), and currency opportunities and risks.

Idea Generation. Matthews typically generates investment ideas internally through its focus on the fundamentals of securities, issuers and markets. Matthews identifies a core investable universe consisting primarily of instruments issued by governments, quasi-governmental entities, supra-national institutions and companies in the Asia region. This universe may include instruments denominated in local currencies and other currencies (including U.S. dollars, euro and yen).

Matthews narrows this investable universe based on a fundamental analysis of the issuer. For corporate issuers, this includes a financial statement analysis of cash flows, profit margins, leverage and other factors. For governmental and quasi-governmental issuers, Matthews’ analysis includes debt sustainability factors, inflation and currency stability.

Issuer Selection. After narrowing the investable universe, Matthews conducts a deeper review of issuers and securities to address the critical uncertainties that may surround an investment opportunity. For corporate bonds, Matthews considers the sustainability

8  matthewsasia.com |  800.789.ASIA

of the issuer’s capital structure in the context of its business model. The process typically involves an analysis of financial statements, meetings with management and stakeholders, and a review of the legal, regulatory and competitive environments in which the issuer operates and the security is issued. The analogous process for governmental, quasi-governmental and supra-national issues includes an analysis of fundamental factors, including: consumption trends, investments, government spending, exports, imports, employment, credit growth, inflation, monetary policy, currency stability, debt sustainability, political development and stability, and legal, regulatory and market structures.

Matthews believes that in-depth research is paramount to identifying investment opportunities, assessing credit quality, evaluating duration exposure, seeking price anomalies, and making asset allocation decisions.

Security Selection. The primary driver of security selection is Matthews’ relative conviction along the key dimensions of credit, interest rate, and currency. For issuers of whom Matthews has developed a favorable investment thesis along all three dimensions, Matthews may hold local-currency denominated and/or foreign-currency denominated bonds of the same underlying issuer. Matthews seeks to identify securities of an issuer (whether governmental, quasi-governmental or corporate) that will help Matthews achieve the Fund’s investment objective within the context of its overall portfolio construction.

Relative value analysis is another critical component in security selection. Relative value analysis seeks to identify securities that are undervalued or overvalued:

Compared to securities of similar issuers.

Compared to securities of the same issuer at different parts of the yield curve.

Compared to securities of the same issuer in different parts of the issuer’s capital structure (i.e., bank loans, senior secured debt, senior debt, subordinated debt, convertibles/preferred stock and equity).

Portfolio Construction. Matthews’ key considerations in constructing a portfolio and determining position sizes of individual securities include:

Currency. Overall currency exposure by denomination.

Interest rate. Overall sensitivity to changes in interest rate levels.

Credit quality. Overall probability of default and relative exposure to corporate compared to governmental issuers.

Entity type. Diversification of overall exposure to sovereigns and quasi-governmental entities, versus corporates.

Seniority. Exposure to different risk and return characteristics of securities at different parts of the corporate capital structure.

Volatility. Overall expected volatility of the portfolio.

Portfolio Monitoring. Matthews monitors the Fund’s portfolio along the credit, interest rate, and currency dimensions of risk and return. This review is guided by the Fund’s investment objective, Matthews’ assessment of targeted portfolio exposures, and tolerance levels. Matthews also assesses the potential impact of position sizes on market prices and returns.

Performance Attribution. Matthews conducts attribution analysis to monitor and quantify the extent to which returns and risks are consistent with the expected drivers of returns and risks identified in the portfolio construction process (i.e., the assumptions used when the investment was made). In cases where previously unknown or unintended risks are identified and quantified, Matthews feeds this information back into its security selection and portfolio construction process, resulting in a continuous risk management process.

In extreme market conditions, Matthews may sell some or all of the Fund’s securities and temporarily invest the Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so.

ADDITIONAL FUND INFORMATION  9

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose some or all of your investment.

For additional information about strategies and risks, see the Fund Summary and the Fund’s SAI.

The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA (2742), visit the Fund’s website at matthewsasia. com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Risks of Investing in the Fund

The main risks associated with investing in the Fund are described below and in the Fund Summary at the front of this prospectus. Additional information is also included in the Fund’s Statement of Additional Information (“SAI”).

General Risks

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase. If the value of the Fund’s investments declines, the net asset value (“NAV”) per share of the Fund will decline and investors may lose some or all of the value of their investments.

Foreign securities held by the Fund may be traded on days and at times when the New York Stock Exchange (the “NYSE”) is closed and the NAV of the Fund is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders are not able to buy or sell shares of the Fund. For additional information on the calculation of the Fund’s NAV, see page 20.

Your investment in the Fund is exposed to many different financial, market, regional and country-related risks, including, but not limited to, the lower degree of economic development in some countries, less developed and more uncertain legal and financial systems, unusual or unique political structures, unpredictable foreign relations, the state of international economics and the global financial system, natural resources dependencies, and the effect of climate and environmental conditions.

Because of these risks, your investment in the Fund should constitute only a portion of your overall investment portfolio, not all of it. We recommend that you invest in the Fund only for the long term (at least five years), so that you can better manage volatility in the Fund’s NAV (as described below). Investing in regionally concentrated, single-country or small company funds, such as the Fund, may not be appropriate for all investors.

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, you should not expect that the composition of the Fund will closely track the composition or weightings of market indices or of the broader markets generally. As a result, investors should expect that changes in the Fund’s net asset values and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of the Fund and any index (or the markets generally) may also result from the Fund’s fair valuation procedures, which the Fund uses to value their holdings for purposes of determining the Fund’s NAV, see page 20.

Principal Risks

Concentration Risk

Because the Fund is non-diversified, securities issued by a relatively small number of governmental and quasi-governmental entities, companies and industries may represent a large portion of the Fund’s portfolio. These countries, companies and industries may be especially sensitive to adverse social, political, economic or regulatory developments. Therefore, events affecting a small number of countries, companies or industries may have a significant and potentially adverse impact on your investment in the Fund. Additionally, because the Fund concentrates its investments in a single region of the world, the Fund’s performance may be more volatile than that of funds that invest globally. If Asian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region or country.

Credit Risk

Credit risk refers to the likelihood that an issuer will default in the payment of the principal or interest on an instrument and is broadly gauged by the credit ratings of the securities in which the Fund invests. However, ratings are only the opinions of rating agencies and are not guarantees of the quality of the securities. In addition, the depth and liquidity of the market for a fixed income security may affect its credit risk. Credit risk of a security may change over its life and rated securities are often reviewed and may

10  matthewsasia.com |  800.789.ASIA

be subject to downgrade by a rating agency. The Fund faces the risk that the creditworthiness of an issuer may decline, causing the value of the bonds to decline. In addition, an issuer may not be able to make timely payments on the interest and/or principal on the bonds it has issued. Because the issuers of high-yield bonds or junk bonds (bonds rated below the fourth highest category) may be in uncertain financial health, the prices of these bonds may be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds, may decline in credit quality or go into default. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced. Fixed income securities are not traded on exchanges. The over-the-counter market may be illiquid, and there may be times when no counterparty is willing to purchase or sell certain securities. The nature of the market may make valuations difficult or unreliable.

Laws governing creditors’ rights, insolvency and bankruptcy are less developed in many Asian countries compared to the United States, and may have less ability to protect the rights of investors, especially non-local investors, such as the Fund. In many counties, local bankruptcy and insolvency laws have not kept pace with the globalization of companies, resulting in substantial uncertainty and extensive delays in bankruptcy proceedings. For these reasons, the Fund may not be able to recover assets or other proceeds if the issuer of a debt security is not able to pay its debt.

Interest Rate and Related Risks

Interest rates have an effect on the value of the Fund’s fixed income investments because the value of those investments will vary as interest rates fluctuate. Changes in interest rates in each of the countries in which the Fund may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. In a portfolio with bonds linked to multiple interest rate regimes, the duration of the portfolio is the weighted average of all the interest rate durations across all the interest rate regimes and does not indicate price sensitivity to changes on any one interest rate regime. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. The longer the effective maturity of the Fund’s securities, the more sensitive the Fund will be to interest rate changes. (As an approximation, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Duration is a measure of the average life of a fixed income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. With respect to the composition of a fixed income portfolio, the longer the duration of the portfolio, generally the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Prepayment Risk – As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of callable corporate bonds and similar securities may, therefore, repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income. In addition, changes in prepayment levels can increase the volatility of prices and yields on bonds and similar securities held by the Fund. If the Fund pays a premium (a price higher than the principal amount of the bond) for a security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

Extension Risk – Extension risk is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Currency Risk

A decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.

High-Yield Bonds and Other Lower-Rated Securities

The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality) and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund’s investments in lower-rated securities may involve the following specific risks:

Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due;

Wider price fluctuations due to changing interest rates and/ or adverse economic and business developments; and

Greater risk of loss due to declining credit quality.

Sovereign Debt Risk

Investment in sovereign debt can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the

RISKS OF INVESTING IN THE FUND  11

repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A government entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. The Fund may have limited recourse to compel payment in the event of a default.

Derivatives Risk

Derivatives are speculative and may hurt the Fund’s performance. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual equity or debt securities, and there can be no assurance that the use of this strategy will be successful. Some additional risks of investing in derivatives include:

The other party to the derivatives contract may fail to fulfill its obligations;

Their use may reduce liquidity and make the Fund harder to value, especially in declining markets;

The Fund may suffer disproportionately heavy losses relative to the amount invested; and

Changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. In addition, in early 2012, the Commodity Futures Trading Commission (“CFTC”) adopted a final rule that limits the Fund’s ability to use futures in reliance on certain CFTC exemptions. If the Fund could not satisfy the requirements for the amended exemption, the investment strategy, disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools.

Convertible Securities

The risks of convertible bonds and debentures include substantial volatility, repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies like Moody’s, S&P or Fitch, or, if they are rated, they may be rated below investment grade (“junk bonds,” which are primarily speculative securities, and include unrated securities, regardless of quality) which may have a greater risk of default. Convertible securities may trade less frequently and in lower volumes, or have periods of less frequent trading.

Lower trading volume may also make it more difficult for the Fund to value such securities.

Dividend-Paying Equities

The Fund will invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of the Fund’s holdings in these companies. The prices of dividend-paying equity securities (and particularly of those issued by Asian companies) can be highly volatile. The Fund’s investments in these securities may increase the volatility of the Fund’s NAV, and may not provide “protection,” comparable to debt securities, when markets perform poorly. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, the value of such securities may decline. However, the Fund’s investment in such securities may increase its potential for appreciation during a broad market advance. The inclusion of Passive Foreign Investment Companies (PFICs) in the portfolio can result in higher variability—both negatively and positively—in the income distribution.

Developments in Global Credit and Equity Markets

Global capital markets in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. Volatility and illiquidity were exacerbated by, among other things, decreased risk tolerance by investors, significantly tightened availability of credit and global deleveraging, and uncertainty regarding the extent of the problems in the mortgage industry and financial institutions generally. This financial crisis caused a significant decline in the value and liquidity of many securities, and made valuation of many types of securities more difficult.

Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events. These conditions could prevent the Fund from successfully executing its investment strategies, result in future declines in the market values of the investment assets held by the Fund, or require the Fund to dispose of investments at a loss while such adverse market conditions prevail.

The Fund attempts to remain fully invested at all times, anticipates making direct and indirect investments in Asian currencies, and does not anticipate hedging currency risks. These practices may make the Fund’s performance more volatile, especially during periods of distress in financial and credit markets. Although the Fund may hedge a portion of its interest rate risks, there can be no assurance that any hedges will be effective even if implemented.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asian region, including the risk of severe economic, political or military disruption. The Asian region comprises countries in all stages of economic

12  matthewsasia.com |  800.789.ASIA

development. Some Asian economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade and prolonged economic recessions. Many Asian countries are dependent on foreign supplies of energy. A significant increase in energy prices could have an adverse impact on these economies and the region as a whole.

The economies of many Asian countries (especially those whose development has been export-driven) are dependent on the economies of the United States, Europe and other Asian countries, and, as seen in the developments in global credit and equity markets in 2008 and 2009, events in any of these economies could negatively impact the economies of Asian countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asian region. Increased political and social instability in any Asian country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asian countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asian economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Some companies in the region may have less established stake-holder governance and disclosure standards than in the U.S. Some companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.-based securities analysis. Consequently, investments may be vulnerable to unfavorable decisions by the management or shareholders. Corporate protectionism (e.g., the adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing, which could adversely impact the value of affected companies. As these countries may be considered emerging or frontier markets, the governments of these countries may be more unstable and more likely to impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact the Fund’s ability to acquire or dispose of a position in a timely manner. Emerging and frontier market countries may also impose controls on market prices (including, for example, limitations on daily price movements), which may negatively impact a Fund’s ability to acquire or dispose of a position in a timely manner. Emerging market countries may also impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Economies in this region may also be more susceptible to natural disasters (including earthquakes and tsunami), or adverse changes in climate or weather. The risks of such phenomena and resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

China, Hong Kong, Macau and Taiwan

China. The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relation-ship between the two countries has become more strained in recent years, which could weaken economic ties. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Hong Kong. Hong Kong has been governed by the Basic Law, which guarantees a high degree of autonomy from China in certain matters until 2047. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on Hong Kong’s political, economic and social concerns. In addition, the Hong Kong dollar trades within a fixed trading band rate to (or is “pegged” to) the U.S. dollar. This fixed exchange rate has contributed to the growth and stability of the Hong Kong economy. However,

RISKS OF INVESTING IN THE FUND  13

some market participants have questioned the continued viability of the currency peg. It is uncertain what effect any discontinuance of the currency peg and the establishment of an alternative exchange rate system would have on capital markets generally and the Hong Kong economy.

Macau. Although Macau is a Special Administrative Region (SAR) of China, it maintains a high-degree of autonomy from China in economic matters. The Government of Macau maintains a relatively transparent, non-discriminatory free-market economy, and Macau has a separate membership in the World Trade Organization. Overall, Macau is a stable society. Large institutions, such as power and water supply, communication, transportation, and education institutions have remained stable for decades. Nevertheless, Macau’s economy is heavily dependent on the gaming sector and tourism industries, and its exports are dominated by textiles and apparel. Accordingly, Macau’s growth and development are highly dependent upon external economic conditions, particularly those in China.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States and China are Australia’s largest trade and investment partners, which may make the Australian markets sensitive to economic and financial events in those two countries. Australian markets may also be susceptible to sustained increases in oil prices as well as weakness in commodity and labor markets.

Bangladesh. Bangladesh is facing many economic hurdles, including weak political institutions, poor infrastructure, lack of privatization of industry and a labor force that has outpaced job growth in the country. Upcoming national elections in 2013/2014 may create new sources of political uncertainty and, along with high poverty and inflationary tensions, may cause social unrest, which could weigh negatively on business sentiment and capital investment. Bangladesh’s developing capital markets rely primarily on domestic investors. The recent overheating of the stock market and subsequent correction underscored weakness in capital markets and regulatory oversight. Corruption remains a serious impediment to investment and economic growth in Bangladesh, and the country’s legal system makes debt collection unpredictable, dissuading foreign investment. Bangladesh is geographically located in a part of the world that is historically prone to natural disasters and is economically sensitive to environmental events.

Cambodia. Cambodia is experiencing a period of political stability and relative peace following years of violence under the Khmer Rouge regime. Cambodia has one of the highest economic growth rates in Asia, supported by the shift of manufacturing investment from China, preferential tariff treatment by the European Union and other major trading partners, and strong growth of foreign visitors, and it is reducing its reliance on foreign aid. Despite its continued growth and stability, Cambodia faces risks from a weak infrastructure (particularly power generation capacity and the high cost of electric power), a poorly developed education system, inefficient bureaucracy and charges of government corruption. Very low foreign exchange reserves make Cambodia vulnerable to sudden capital flight, and the banking system suffers from a lack of oversight and very high dollarization. Further, destruction of land-ownership records during the Khmer Rouge regime has resulted in numerous land disputes, which strain the country’s institutional capacity and threaten violence and demonstrations.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. In recent years, terrorists believed to be based in Pakistan struck Mumbai (India’s financial capital), further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Indonesia. Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long-term growth of the economy. In addition, many economic development problems remain, including high unemployment, a developing banking sector, endemic corruption, inadequate infrastructure, a poor investment climate and unequal resource distribution among regions.

14  matthewsasia.com |  800.789.ASIA

Japan. The Japanese yen has shown volatility over the past two decades and such volatility could affect returns in the future. The yen may also be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Depreciation of the yen, and any other currencies in which the Funds’ securities are denominated, will decrease the value of the Funds’ holdings. Japan’s economy could be negatively impacted by many factors, including rising interest rates, tax increases and budget deficits.

In the longer term, Japan will have to address the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies that, combined with other demographic concerns, appear to be having a negative impact on the economy. Japan’s growth prospects appear to be dependent on its export capabilities. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Laos. Laos is a poor, developing country ruled by an authoritarian, Communist, one-party government. It is politically stable, with political power centralized in the Lao People’s Revolutionary Party. Laos is one of the ten fastest growing economies in the world, with economic growth largely driven by the construction, mining and hydroelectric sectors. Laos is likely to accede to the World Trade Organization within the next two years and has committed to joining the ASEAN Economic Community in 2015, both of which will require considerable trade and regulatory reforms. Despite its political stability, Laos is a poorly regulated economy with limited rule of law. Corruption, patronage and a weak legal system threaten to slow economic development. Additionally, the increased development of natural resources could lead to social imbalances, particularly in light of Laos’s underdeveloped health care and education systems. Another major risk for Laos is the stability of its banks, which, despite the significant credit growth since 2009, are under-capitalized and inadequately supervised.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds and has limited foreign ownership of Malaysian companies (which may artificially support the market price of such companies). The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders. In addition, Malaysia is currently exhibiting political instability which could have an adverse impact on the country’s economy.

Mongolia. Although Mongolia is a relatively stable, peaceful, and ethnically cohesive democracy, it may continue to experience political instability in conjunction with election cycles. Mongolian governments have a history of cycling favorable treatment among China, Russia, Japan, the United States and Europe and may at any time abruptly change current policies in a manner adverse to investors. In addition, assets in Mongolia may be subject to nationalization, requisition or confiscation (whether legitimate or not) by any government authority or body. Government corruption and inefficiencies are also a problem. Mongolia is currently experiencing strong economic growth driven by foreign direct investment in its mining sector, but the instability of economic policies and regulations towards foreign investors threaten to impede necessary growth of production capacity. Additionally, the Mongolian economy is extremely dependent on the price of minerals and Chinese demand for Mongolian exports.

Myanmar. Myanmar (formerly Burma) is emerging from nearly half a century of isolation under military rule and from the gradual suspension of sanctions by Western governments imposed as punishment for alleged human-rights violations. However, despite modest political reforms and a wealth of untapped mineral resources, Myanmar struggles with rampant corruption, poor infrastructure (including basic infrastructure, such as transport, telecoms and electricity), ethnic tensions, a shortage of technically proficient workers and a dysfunctional bureaucratic system. Myanmar has no established corporate bond market or stock exchange and has a limited banking system. Additionally, despite democratic trends and progress on human rights, Myanmar’s political situation remains fluid, and there remains the possibility of reinstated sanctions by Western countries.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Ongoing border disputes with India may result in armed conflict between the two nations, and Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of international support, which may be significantly reduced or terminated in response to changes in the political leadership of Pakistan. Pakistan faces a wide range of other economic problems and risks, such as the uncertainty over the privatization efforts, the substantial natural resource constraints it is subject to, its large budgetary and current account deficits as well as trade deficits, its judicial system that is still developing and widely perceived as lacking transparency, and inflation.

Papua New Guinea. Papua New Guinea is a small country rich in natural resources, though it faces challenges in developing those resources and maintaining political stability. Papua New Guinea’s newly elected government promises reforms to address rampant corruption and revolving-door politics, but the success of these efforts remains to be seen. Other challenges facing the Papua New Guinea government include providing physical security for foreign investors, regaining investor confidence, restoring integrity to state institutions, privatizing state institutions and maintaining good relations with Australia. Exploitation of Papua New Guinea’s natural

RISKS OF INVESTING IN THE FUND  15

resources is limited by terrain, land tenure issues and the high cost of developing infrastructure. Papua New Guinea has several thousand distinct and heterogeneous indigenous communities, which create additional challenges in dealing with tribal conflicts, some of which have been going on for millennia.

Philippines. Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government’s debt because of slow progress on privatization.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Singapore has been a leading manufacturer of electronics goods. However, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

South Korea. Investing in South Korean securities has special risks, including those related to political, economic and social instability and the potential for increased militarization in North Korea (see Regional and Country Risks above). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. South Korea’s financial sector has shown certain signs of systemic weak-ness and illiquidity, which, if exacerbated, could prove to be a material risk for any investments in South Korea.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries and induced mergers between companies in industries experiencing excess capacity.

Sri Lanka. Civil war and terrorism have disrupted the economic, social and political stability of Sri Lanka for decades. While these tensions appear to have lessened, there is potential for continued instability resulting from ongoing ethnic conflict. Sri Lanka faces severe income inequality, high inflation and a sizable public debt load. Sri Lanka relies heavily on foreign assistance in the form of grants and loans from a number of countries and international organizations such as the World Bank and the Asian Development Bank. Changes in international political sentiment may have significant adverse effects on the Sri Lankan economy.

Thailand. In recent years Thailand has experienced increased political, social and militant unrest, negatively impacting tourism and the broader economy. Thailand’s political institutions remain unseasoned, increasing the risk of political instability. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. Political and social unrest have continued following the coup and have resulted in ongoing disruptions, violent protests and clashes between citizens and the government. These events have negatively impacted the Thai economy, and the long-term effect of these developments remains unclear. The Thai government has historically imposed investment controls apparently designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have largely been suspended, although there is no guarantee that such controls will not be re-imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht developed. The depth and transparency of this market have been uncertain.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. However, some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises, and for most of the private enterprises, a majority of the equity is owned by employees and management boards and on average more than one-third of the equity is owned by the government with only a small percentage of the equity being owned by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies and has in the past imposed arbitrary repatriation taxes on foreign owners. Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies). Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Additional Risks

The following additional or non-principal risks also apply to investments in the Fund.

Structured Investments

Structured investments are financial instruments and contractual obligations designed to provide a specific risk-reward profile. A structured instrument is generally a hybrid security (often referred to as “hybrids”) that combines characteristics of two or more different financial instruments. The terms of these investments may be contractually “structured” by the purchaser and the issuer (which is typically associated with an investment banking firm) of the instrument. Structured investments may have certain features of equity and debt securities, but may also have additional features. The key characteristics of structured investments are:

They change the risk or return on an underlying investment asset (such as a bond, money market instrument, loan or equity security), or they may replicate the risk or return of an underlying investment asset.

They typically involve the combination of an investment asset and a derivative.

The derivative is an integral part of the structure, not just a temporary hedging tool.

The returns on these investments may be linked to the value of an index (such as a currency or securities index) or a basket of instruments (a portfolio of assets, such as, high yield bonds, emerging market bonds, or commodities), an individual bond or other security, an interest rate, or a commodity.

16  matthewsasia.com |  800.789.ASIA

Some of the types of structured investments are:

Index-linked notes

Inflation-linked notes

Commodity-linked notes

Credit-linked notes

Currency-linked notes

The values of structured investments will normally rise or fall in response to the changes in the performance of the underlying index, security, interest rate or commodity. Certain structured investments may offer full or partial principal protection, or may pay a variable amount at maturity, or may pay a coupon linked to a specific security or index while leaving the principal at risk.

These investments may be used to seek to realize gain or limit exposure to price fluctuations and help control risk. Depending on the terms of the particular instrument, structured investments may be subject to equity market risk, fixed income risk, commodity market risk, currency market risk or interest rate risk. Structured notes are subject to credit risk with respect to the issuer of the instrument (referred to as “counter-party” risk) and, for structured debt investments, might also be subject to credit risk with respect to the issuer of the underlying investment. For structured investments that do not include principal protection (a form of insurance), a main risk is the possible loss of principal.

There is a legal risk involved with holding complex instruments. Where regulatory or tax considerations may change during the term of a note, some structured investments may create leverage, which involves additional risks.

If the underlying investment or index does not perform as anticipated, the structured investment might not result in a gain or may cause a loss. The price of structured investments may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or sell them at all acceptable price. Usually structured investments are considered illiquid investments for purposes of limits on those investments.

Covered Bonds

The Fund may invest in covered bonds. Covered bonds include characteristics typically associated with traditional bonds as well as characteristics associated with securitized instruments. Covered bonds provide their holders with a secured claim to specific collateral (like securitized instruments) and often require the issuer to maintain a coverage ratio (i.e., to replace weak or impaired collateral with higher quality collateral). However, unlike securitized instruments, the obligation to repay principal and make interest payments remains with the issuer (rather than a special purpose vehicle as are used in securitizations). As a result, holders of covered bonds have an unsecured claim against the issuer for any deficiency. Covered bonds represent an emerging type of fixed income security and may be created under legislative regimes or by contract. However, because covered bonds are relatively new instruments in many jurisdictions, their terms have not been subject to judicial review and their enforce-ability (particularly with respect to covered bonds created by contract) is uncertain.

Bank Obligations

Bank obligations are obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of the banking industry.

Trading Markets and Depositary Receipts

Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Passive Foreign Investment Companies

The Fund may invest in PFICs. Investments in PFICs may subject the Fund to taxes and interest charges that cannot be avoided, or that can be avoided only though complex methods that may have the effect of imposing a less favorable tax rate or accelerating the recognition of gains and payment of taxes.

Market Timing and Other Short-Term Trading

The Fund is not intended for short-term trading by investors. Investors who hold shares of the Fund for the short term, including market-timers, may harm the Fund and other shareholders by diluting the value of their shares, disrupting management of the Fund’s portfolio and causing the Fund to incur additional costs, which are borne by non-redeeming shareholders. The Fund attempts to minimize the financial impact of market-timing transactions through the imposition of short-term redemption fees. In addition, the Fund attempts to discourage time-zone arbitrage and similar market-timing activities, which seek to benefit from any differences between the Fund’s NAV and the fair value of its holdings that may occur between the closing times of foreign and U.S. markets, with the latter generally used to determine when the Fund’s NAV is calculated. See page 24 for additional information on the Fund’s policies and procedures related to short-term trading and market-timing activity.

RISKS OF INVESTING IN THE FUND  17

Management of the Fund

Matthews International Capital Management, LLC is the investment advisor to the Fund and the Matthews Asia Funds (the “Funds”). Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800-789-ASIA (2742).

Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Fund’s assets, manages the Fund’s business affairs, supervises the Fund’s overall day-to-day operations, and provides the personnel needed by the Fund with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”). Matthews also furnishes the Fund with office space and provides certain administrative, clerical and shareholder services to the Fund pursuant to the Services Agreement (as defined below).

Under an amendment to the Advisory Agreement effective April 30, 2013, the Fund pays Matthews a fee equal to 0.65% of its annual average daily net assets. The Fund pays Matthews a monthly fee of one-twelfth (1/12) of the management fee of the Fund’s average daily net asset value for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement with respect to the Fund is available in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2012. For the fiscal year ended December 31, 2012, the Fund paid investment management fees to Matthews as follows (as a percentage of average net assets):

Matthews Asia Strategic Income Fund	0.65%

Pursuant to an Administration and Shareholder Services Agreement dated as of August 13, 2004, as amended (the “Services Agreement”), the Funds in the aggregate pay Matthews 0.25% of the aggregate average daily net assets of the Funds up to $2 billion, 0.1834% of the aggregate average daily net assets of the Funds between $2 billion and $5 billion, 0.15% of the aggregate average daily net assets of the Funds between $5 billion and $7.5 billion, 0.125% of the aggregate average daily net assets of the Funds between $7.5 billion and $15 billion, and 0.110% of the aggregate average daily net assets of the Funds over $15 billion. Matthews receives this compensation for providing certain administrative and shareholder services to the Funds and current shareholders of the Funds, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ net asset values; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for the Trust’s Board meetings; coordinating and executing fund launches and closings (as applicable); general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technology; responding to shareholder communications including coordinating shareholder mailings, proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent or other intermediaries (such as fund supermarkets); communicating with investment advisors whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Fund and Matthews, Matthews agrees to waive fees and reimburse expenses to the Fund if its expense ratio exceeds 1.25% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class may exceed 1.25%. If a Class’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For this Fund, this agreement will continue through at least August 31, 2014 and may be extended for additional periods.

Matthews has also agreed to waive fees and reimburse additional expenses for the Institutional Class of the Fund on a voluntary basis if its expense ratio exceeds 1.00%. Furthermore, any amounts voluntarily waived by Matthews in respect of the Institutional Class, excluding any voluntary waiver of class-specific shareholder servicing fees, may also be waived for the Investor Class. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

Each class of shares of the Fund (Investor and Institutional) has different expenses which will result in different performance. Shares of both classes of the Fund otherwise have identical rights and vote together except for matters affecting only a specific class.

18  matthewsasia.com |  800.789.ASIA

Portfolio Managers

The Fund is managed by the Lead Portfolio Manager, who is supported by and consults with, the Co-Portfolio Managers. The Lead Portfolio Manager of the Fund is responsible for its day-to-day investment management decisions.

Lead Manager	Teresa Kong, CFA
Teresa Kong is a Portfolio Manager at Matthews International Capital Management, LLC. Prior to joining Matthews in 2010, she was Head of Emerging Market Investments at Barclays Global Investors, now known as BlackRock, and responsible for managing the firm’s investment strategies in Emerging Asia, Eastern Europe, Africa and Latin America. She developed and managed strategies spanning absolute return, active long-only and exchange-traded funds. In addition to founding the Fixed Income Emerging Markets Group at BlackRock, she was also Senior Portfolio Manager and Credit Strategist on the Fixed Income credit team. Previously, Teresa was a Senior Securities Analyst in the High Yield Group with Oppenheimer Funds, and began her career with JP Morgan Securities Inc., where she worked in the Structured Products Group and Latin America Capital Markets Group. She received both a B.A. in Economics and Political Science and an M.A. in International Development Policies from Stanford University. She speaks Cantonese fluently and is conversational in Mandarin. Teresa has been a Portfolio Manager of the Asia Strategic Income Fund since the Fund’s inception in 2011.

Co-Manager	Gerald M. Hwang, CFA
Gerald Hwang is a Portfolio Manager at Matthews International Capital Management, LLC. Prior to joining Matthews in 2011, he was a Portfolio Manager with Vanguard Group from 2008 to 2011, managing foreign exchange and fixed income aspects of various products, including exchange-traded funds and mutual funds. His tenure at Morgan Stanley encompassed experience on both the buy-side, as part of a customized fixed-income team, and on the sell-side, as an emerging markets fixed-income analyst. He held various positions for Hungary’s OTP Bank, including Director of Research in Budapest. Gerald began his career as an equity derivatives analyst with D.E. Shaw & Co. He earned his M.B.A from The Wharton School of the University of Pennsylvania, and received a B.A. in Literature from Yale University. Gerald has been a Portfolio Manager of the Asia Strategic Income Fund since the Fund’s inception in 2011.

Co-Manager	Robert J. Horrocks, PhD
Robert Horrocks is Chief Investment Officer at Matthews International Capital Management, LLC and a Portfolio Manager. He manages the firm’s Asian Growth and Income and Asia Strategic Income strategies. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the Asia Strategic Income Fund since the Fund’s inception in 2011.

The investment team travels extensively to Asia to conduct research relating to the region’s markets. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

MANAGEMENT OF THE FUND  19

Investing in the Fund

Pricing of Fund Shares

The price at which the Fund’s shares are bought or sold is called the net asset value per share, or “NAV.” The NAV for each class is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of the Fund, attributable to the relevant class, deducting any liabilities, and dividing by the total number of outstanding shares of the relevant class. The Fund’s expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Fund’s exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Fund’s Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Fund and Matthews. Foreign exchange-traded securities are valued as of the close of trading of the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Fund’s Board of Trustees (as described below). The Fund may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

Foreign values of the Fund’s securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Fund’s Pricing Policies. The Fund generally uses the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Fund and Matthews.

The Fund values any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value.

In general, the fair value of such securities is determined, in accordance with the Fund’s Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Fund that is independent of the Fund and Matthews. There may be circumstances in which the Fund’s independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Fund calculates its NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Fund or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee composed of employees of Matthews (some of whom may also be officers of the Funds) and at least one independent Trustee of the Fund. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Fund’s Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Fund’s independent pricing service or the Valuation Committee), the prices of a security used by the Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in the Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian securities. Similarly, changes in the Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Purchasing Shares

The Fund is open for business each day the NYSE is open. You may purchase shares directly from the Fund by telephone or online without paying any sales charge. Institutional Class shares may also be purchased directly from the Fund by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. If your order is received before the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on a day the Fund’s NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase shares of the Fund directly through the Fund’s transfer agent, by calling 800.789.ASIA (2742). Shares of the Fund may also be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, certain Third-Party Intermediaries may charge you service or transaction fees. If you purchase or redeem shares through the Fund’s transfer agent or a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. The Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by the Fund or a Third-Party Intermediary after that time, it will be purchased or redeemed

20  matthewsasia.com |  800.789.ASIA

at the next-calculated NAV. There may also be times when, notwithstanding that your order is received by a Third-Party Intermediary before the close of regular trading on the NYSE, you receive the NAV for the Fund calculated on the following business day. This circumstance may arise because your Third-Party Intermediary has failed to transmit your order prior to a deadline that may apply to the Third-Party Intermediary or the Fund.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase at any time.

Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Fund may receive fees from the Fund for these services. Brokers and benefit plan administrators who also provide distribution services to the Fund may be paid by Matthews (out of its own resources) for providing these services. For further information, please see Additional Information about Shareholder Servicing and Other Compensation to Intermediaries on page 26.

You may purchase Investor Class shares of the Fund by mail, telephone, online or wire. New accounts may be opened online or by mailing a completed application. Please see Opening an Account on page 22, and Telephone and Online Transactions on page 23. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

You may purchase Institutional Class shares of the Fund by mail, telephone, online or wire. New accounts may be opened by mailing a completed application. Please see Opening an Account on page 22, and Telephone and Online Transactions on page 23. Call 800.789.ASIA (2742) or visit matthewsasia.com for details.

The Fund does not accept third-party checks, temporary (or starter) checks, bank checks, cash, credit card checks, traveler’s checks, cashier’s checks, official checks or money orders. If the Fund receives notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Fund may reject any purchase order or stop selling shares of the Fund at any time. Also, the Fund may vary or waive the initial investment minimum and minimums for additional investments.

Additionally, if any transaction is deemed to have the potential to adversely impact the Fund, the Fund reserves the right to, among other things, reject any purchase or exchange request, limit the amount of any exchange or revoke a shareholder’s privilege to purchase Fund shares (including exchanges).

Please note that when opening your account the Fund follows identity verification procedures, outlined on page 28.

MINIMUM INVESTMENTS IN THE INVESTOR CLASS SHARES OF THE FUND (U.S. RESIDENTS*)

Non-retirement plan accounts
Initial investment:	$2,500
Subsequent investments:	$100
Retirement and Coverdell plan accounts**
Initial investment:	$500
Subsequent investments:	$50

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

**Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

MINIMUM INVESTMENTS IN THE INSTITUTIONAL CLASS SHARES OF THE FUND (U.S. RESIDENTS*)

All accounts
Initial investment:	$3,000,000
Subsequent investments:	$100

*Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800.789.ASIA (2742) for information and assistance.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund offers Individual Retirement Accounts (IRAs). Applications for IRAs may be obtained by calling 800.789.ASIA (2742) or by visiting matthewsasia.com.

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

OTHER ACCOUNTS

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more complete IRA or Coverdell ESA information or to request applications, please call 800.789.ASIA (2742) to speak with a Fund representative or visit matthewsasia.com.

INVESTING IN THE FUND  21

If you invest in Institutional Class shares through a financial intermediary, the minimum initial investment requirement may be met if that financial intermediary aggregates investments of multiple clients to meet the minimum. Additionally, different minimums may apply for retirement plans and model-based programs that invest through a single account, subject to criteria set by Matthews. Financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

OPENING AN ACCOUNT (Initial Investment)

By Mail	You can obtain an account application by calling 800.789.ASIA (2742) between 9:00 AM-7:00 PM ET, Monday through Friday, or by downloading an application at matthewsasia.com.

Mail your personal check payable to Matthews Asia Funds and a completed application to:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722
Online (Investor Class Only)	You may establish a new account by visiting matthewsasia.com, selecting “Open an Account” and following the instructions.
By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.
By Wire	To open an account and make an initial investment by wire, a completed application is required before your wire can be accepted. After a completed account application is received at one of the addresses listed above, you will receive an account number. Please be sure to inform your bank of this account number as part of the instructions.

For specific wiring instructions, please visit matthewsasia.com or call 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday.

Note that wire fees are charged by most banks.

ADDING TO AN ACCOUNT (Subsequent Investment)

Existing shareholders may purchase additional shares of the relevant class for all authorized accounts through the methods described below.

By Mail	Please send your personal check payable to Matthews Asia Funds and a statement stub indicating your fund(s) selection via:

Regular Mail:	Overnight Mail:
Matthews Asia Funds	Matthews Asia Funds
P.O. Box 9791	4400 Computer Dr.
Providence, RI 02940	Westborough, MA 01581-1722

Online	As a first time user, you will need your Fund account number and your Social Security Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Via Automatic Investment Plan (Investor Class Only)

You may establish an Automatic Investment Plan when you open your account. To do so, please complete the Automatic Investment Plan section of the application.

Additionally, you may establish an Automatic Investment Plan by completing an Automatic Investment Plan form or visiting matthewsasia.com.

By Broker/ Intermediary	You may contact your broker or intermediary, who may charge you a fee for their services.

By Wire

Please call us at 800.789.ASIA (2742) between 9:00 AM–7:00 PM ET, Monday through Friday, and inform us that you will be wiring funds.

Please also be sure to inform your bank of your Matthews account number as part of the instructions.

Note that wire fees are charged by most banks.

22  matthewsasia.com |  800.789.ASIA

Exchanging Shares

You may exchange your shares of one Matthews Asia Fund for another Fund of the same class not offered in this Prospectus. If you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see Telephone and Online Transactions below, or call 800-789-ASIA (2742) for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Fund believes it is in the best interest of all shareholders to do so.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact any of the Fund, the Fund reserves the right to, among other things, reject any exchange request or limit the amount of any exchange. In the event that a shareholder’s exchange privilege is terminated, the shareholder may still redeem his, her or its shares.

Selling (Redeeming) Shares

You may redeem shares of the Fund on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Fund’s agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

In extreme circumstances, such as the imposition of capital controls that substantially limit repatriation of the proceeds of sales of portfolio holdings, the Fund may suspend shareholders’ redemption privileges for a period of not more than seven days unless otherwise permitted by applicable law.

If you are redeeming shares of the Fund recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

If any transaction is deemed to have the potential to adversely impact the Fund, the Fund reserves the right to, among other things, reject any exchange request, limit the amount of any exchange, or delay payment of immediate cash redemption proceeds for up to seven calendar days.

You may redeem your shares by telephone or online. Please see Telephone and Online Transactions below, or call 800.789.ASIA (2742) for more information.

Telephone and Online Transactions

Investors can establish new Investor Class accounts online via matthewsasia.com by selecting Open an Account and following the instructions.

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800.789.ASIA (2742), or through an online order at the Fund’s website at matthewsasia.com. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Telephone or online orders to purchase or redeem shares of the Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Shareholders of IRAs and Coverdell ESAs are not eligible for online or telephone redemptions, as well as shareholders who declined these privileges.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Fund, and in such event, you may still purchase or redeem shares of the Funds using a method other than telephone or online. If the Fund believes that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Fund employs certain security measures as they process these transactions. If such security procedures are used, the Fund or its agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

INVESTING IN THE FUND    23

SELLING (REDEEMING) SHARES

By Mail	Send a letter to the Fund via:

	Regular Mail:	Overnight Mail:
	Matthews Asia Funds	Matthews Asia Funds
	P.O. Box 9791	4400 Computer Dr.
	Providence, RI 02940	Westborough, MA 01581-1722

The letter must include your name and account number, the name of the Fund and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

Your written request is for an amount over $100,000 (Investor class only); or

A change of address was received by the Fund’s transfer agent within the last 30 days; or

The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.
By Phone	Call 800.789.ASIA (2742). When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

Note: Redemption by phone is not available for retirement or education savings accounts.
By Wire	If you have wiring instructions already established on your account, contact us at 800.789.ASIA (2742) to request a redemption form. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

* If your account has already been opened, you may send us a written request to add wiring instructions to your account. Please complete the Banking Instructions Form available on matthewsasia.com or call 800.789.ASIA (2742).
Online (Investor Class Only)	As a first time user, you will need your Fund account number and your Social Security Number or Tax Identification Number to establish online account access. Visit matthewsasia.com and select Account Login, where you will be able to create a login ID and password.
Through a Broker or Intermediary	Contact your broker or intermediary, who may charge you a fee for their services.

Market Timing Activities and Redemption Fees

The Fund’s Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Fund, because its invests in overseas securities markets, is particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which the Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”).

The Fund deems market timing activity to refer to purchase and redemption transactions in shares of the Fund that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Fund by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Fund or its shareholders. Market timing activity includes time zone arbitrage (seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of the Fund may trade and the U.S. markets that generally determine when the Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Fund and its agents have adopted procedures to assist them in identifying and limiting market timing activity. The Fund has also adopted and implemented a Pricing and Valuation Policy, which the Fund believes may reduce the opportunity for certain market timing activity by fair valuing the Fund’s portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Fund’s imposition of redemption fees pursuant to their Short-Term Trading Redemption Fee Policy, may also assist the Fund in discouraging market timing activity.

The Fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

24  matthewsasia.com |  800.789.ASIA

Identification of Market Timers. The Fund has adopted procedures to identify transactions that appear to involve market timing. However, the Fund does not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in the Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Fund or its agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Fund has entered into agreements with intermediaries that permit the Fund to request greater information from intermediaries regarding transactions. These arrangements may assist the Fund in identifying market timing activities. However, the Fund will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Fund and may increase costs to the Fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, the Fund may rely on intermediaries to apply the Fund’s Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Fund’s Market Timing Procedures to such transactions. The Fund may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of the Fund’s shares by some or all of its clients. There is no assurance that the Fund will request data with sufficient frequency, or that the Fund’s analysis of such data will enable them to detect or deter market timing activity effectively.

The Fund (or its agents) attempt to contact shareholders whom the Fund (or its agents) believes have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Fund. When a shareholder has purchased shares of the Fund through an intermediary, the Fund may not be able to notify the shareholder of a violation of the Fund’s policies or that the Fund has taken steps to address the situation (for example, the Fund may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Fund have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Fund.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Fund’s shares being terminated or restricted independently of the Fund. Such actions may be based on other factors or standards that are different than or in addition to the Fund’s standards. For additional information, please contact your intermediary.

Redemption Fees. Because of the risks associated with an investment in the Fund, and so that you can better manage volatility in a Fund’s NAV, the Fund recommends that you invest in the Fund only for the long term. Short-term buying and selling of shares of the Fund may also have detrimental effects on the Fund and other shareholders. Short-term trading and market timing can disrupt the management of a Fund’s investment portfolio and cause the Fund to incur costs, which are borne by non-redeeming shareholders. The Fund attempts to allocate these costs, to the extent permissible, to redeeming shareholders through the assessment of a redemption fee of 2.00% of the total redemption proceeds. This fee is payable directly to the Fund.

For these purposes, the Fund deems most sales and exchanges of Fund shares taking place within 90 calendar days after purchase to involve market timing. To determine whether the redemption fee applies, the Fund does not count the day that you purchased your shares, and first redeem the shares that you have held the longest. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains. If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar-day holding period will be applied.

A redemption fee will be assessed on any exchange of your shares from one Matthews Asia Fund to another within 90 days of purchase. In addition, following an exchange, the 90-calendar-day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asia Funds at 800.789.ASIA (2742).

The Fund may grant exemptions from the redemption fee where the Fund has previously received assurances (that they in their discretion deem to be appropriate in the circumstances) that transactions to be entered into by an account will not involve market timing activity. Types of accounts that may be considered for this exemption include asset allocation programs that offer automatic re-balancing; wrap-fee accounts, or similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options. The Fund may also waive the imposition of redemption fees in cases of death; and otherwise where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund attempts to monitor aggregate trading activity of transactions in accounts for which an exemption has been granted to attempt to identify activity that may involve market timing. In the event that the Fund believes it has identified such activity, they will take appropriate action, which may include revoking the exemption, heightened monitoring and termination of the privilege of purchasing or exchanging shares of the Fund.

INVESTING IN THE FUND    25

The Fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The Fund reserves the right to modify or eliminate the redemption fee at any time, without notice to shareholders. You will receive notice of any material changes to the Fund’s redemption fee policies.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Medallion Signature Guarantees

The Fund requires a medallion signature guarantee on any written redemption for Investor Class Shares over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medal-lion Signature Program (NYSE MSP). Please call 800.789.ASIA (2742) for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Matthews Asia Funds website at matthewsasia.com.

Minimum Size of an Account

The Fund reserves the right to redeem small Investor Class accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Fund giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

The Fund reserves the right to redeem small Institutional Class accounts that fall below $3,000,000 due to redemption activity. If this happens to your account, you may receive a letter from the Fund giving you the option of investing more money into your account or closing it. Accounts that fall below $3,000,000 due to market volatility will not be affected.

Confirming Your Transactions

The Fund will send you a written confirmation following each purchase, sale and exchange of Fund shares, except for systematic purchases and redemptions.

Additional Information about Shareholder Servicing

The operating expenses of the Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related recordkeeping and administrative services. For shareholders who open accounts directly, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, performs these services as part of the various services it provides to the Fund under an agreement between the Fund and BNY Mellon. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Fund or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reason-able allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; and (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary.

Distributions

The Fund generally distributes its net investment income quarterly in March, June, September and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Fund, the manner in which you receive distributions may be changed at any time by writing to the Fund. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

26  matthewsasia.com |  800.789.ASIA

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when the Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Fund. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Fund has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Distributions are generally taxable when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asia Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security Number or taxpayer I.D. number on file with the Fund. If you do not, you may be subject to backup withholding on your distributions.

In mid-February, if applicable, you will be sent a Form 1099-DIV or other Internal Revenue Service (“IRS”) forms, as required, indicating the tax status of any distributions made to you. This information will be reported to the IRS. If the total distributions you received for the year are less than $10, you may not receive a Form 1099-DIV. Please note retirement account shareholders will not receive a Form 1099-DIV.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s net asset value.

As part of the Emergency Economic Stabilization Act of 2008, Matthews Asia Funds will be responsible for tracking and reporting cost basis information to the IRS on the sale or exchange of shares acquired on or after January 1, 2012 (“covered” shares). Cost basis is the cost of the shares you purchased, including reinvested dividends and capital gains distributions. Where applicable, the cost is adjusted for sales charges or transaction fees. When you sell covered shares (shares acquired on or after January 1, 2012) in a taxable account, the cost basis accounting method you choose determines how your gain or loss is calculated. Matthews’ default cost basis accounting method is Average Cost. If you and your financial or tax advisor determine another method to be more beneficial to your situation, you will be able to change your default setting to another IRS-accepted cost basis method by notifying the Funds’ transfer agent in writing or by phone at 800.789.2742, Monday through Friday, 9 a.m. to 7 p.m. ET. When you redeem covered shares (shares acquired on or after January 1, 2012) from your account, we will calculate the cost basis on those shares according to your cost basis method election. Again, please consult your tax professional to determine which method should be considered for your individual tax situation.

Index Definitions

It is not possible to invest directly in an index. The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the NYSE (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

The HSBC Asian Local Bond Index (ALBI) tracks the total return performance of a bond portfolio consisting of local-currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, Philippines, Indonesia and China.

The J.P. Morgan Asia Credit Index (JACI) tracks the total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-weighted index comprising sovereign, quasi-sovereign and corporate bonds and is partitioned by country, sector and credit rating. The JACI includes bonds from the following countries: China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Thailand and Singapore.

INVESTING IN THE FUND    27

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if they are unable to verify a customer’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on this page.

Privacy Statement

Matthews Asia Funds will never sell your personal information and will only share it for the limited purposes described below. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security Number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asia Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

28  matthewsasia.com |  800.789.ASIA

Investment Advisor

Matthews International Capital Management, LLC

800.789.ASIA (2742)

Account Services

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

Custodian

Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109

Shareholder Service Representatives are available from 9:00 AM to 7:00 PM ET, Monday through Friday.

For additional information about Matthews Asia Funds:

matthewsasia.com

800.789.ASIA (2742)

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual reports (audited by independent accountants) and semi-annual reports. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its reporting period. To reduce the Fund’s expenses, we try to identify related shareholders in a household and send only one copy of the Fund’s prospectus and annual and semi-annual reports to that address. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. At any time you may view the Fund’s current prospectus and annual and semi-annual reports, free of charge, on the Fund’s website at matthewsasia.com. The Fund’s current prospectus and annual and semi-annual reports are also available to you, without charge, upon request.

Statement of Additional Information (SAI)

The SAI, which is incorporated into this prospectus by reference and dated April 30, 2013, is available to you, without charge, upon request or through the Fund’s website at matthewsasia.com. It contains additional information about the Fund.

HOW TO OBTAIN ADDITIONAL INFORMATION

Contacting Matthews Asia Funds	You can obtain free copies of the publications described above by visiting the Fund’s website at matthewsasia.com. To request the SAI, the Fund’s annual and semi-annual reports and other information about the Fund or to make shareholder inquiries, contact the Fund at:
Matthews Asia Funds
P.O. Box 9791
Providence, RI 02940
800.789.ASIA (2742)

Obtaining Information from the SEC	Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-08510 Distributed in the United States by Foreside Funds Distributors LLC Distributed in Latin America by HMC Partners

P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 800.789.ASIA (2742)	PS-AFI-0413

Matthews International Funds

(d/b/a Matthews Asia Funds)

MATTHEWSASIA.COM

Asia Strategic Income Fund – Investor Class (MAINX)

Asia Strategic Income Fund – Institutional Class (MINCX)

Asian Growth and Income Fund – Investor Class (MACSX)

Asian Growth and Income Fund – Institutional Class (MICSX)

Asia Dividend Fund – Investor Class (MAPIX)

Asia Dividend Fund – Institutional Class (MIPIX)

China Dividend Fund – Investor Class (MCDFX)

China Dividend Fund – Institutional Class (MICDX)

Asia Focus Fund – Investor Class (MAFSX)

Asia Focus Fund – Institutional Class (MIFSX)

Asia Growth Fund – Investor Class (MPACX)

Asia Growth Fund – Institutional Class (MIAPX)

Pacific Tiger Fund – Investor Class (MAPTX)

Pacific Tiger Fund – Institutional Class (MIPTX)

Emerging Asia Fund – Investor Class (MEASX)

Emerging Asia Fund – Institutional Class (MIASX)

China Fund – Investor Class (MCHFX)

China Fund – Institutional Class (MICFX)

India Fund – Investor Class (MINDX)

India Fund – Institutional Class (MIDNX)

Japan Fund – Investor Class (MJFOX)

Japan Fund – Institutional Class (MIJFX)

Korea Fund – Investor Class (MAKOX)

Korea Fund – Institutional Class (MIKOX)

Asia Small Companies Fund – Investor Class (MSMLX)

Asia Small Companies Fund – Institutional Class (MISMX)

China Small Companies Fund – Investor Class (MCSMX)

Asia Science and Technology Fund – Investor Class (MATFX)

Asia Science and Technology Fund – Institutional Class (MITEX)

Statement of Additional Information

APRIL 30, 2013

This Statement of Additional Information (this “SAI”) is not a prospectus and should be read in conjunction with the current prospectuses of the Investor Class and the Institutional Class of the Matthews Asia Funds (the “Funds”), other than the Matthews Asia Strategic Income Fund, and with the separate current prospectus of the Matthews Asia Strategic Income Fund, each dated April 30, 2013 (the foregoing prospectuses collectively, the “Prospectus”). The Prospectus and the financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2012 are incorporated herein by reference. You can obtain a free copy of the current Prospectus and Annual Report on the Funds’ website at MATTHEWSASIA.COM or by contacting a Fund representative at:

Matthews Asia Funds

P.O. Box 9791

Providence, RI 02940

Matthews Asia Funds	Page 1 of 91

(800) 789-ASIA (2742)

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their underwriters. The Prospectus does not constitute an offering by the Funds or by their underwriters in any jurisdiction in which such offering may not lawfully be made.

Matthews Asia Funds	Page 2 of 91

Matthews Asia Funds	Page 3 of 91

Fund History

Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a family of mutual funds currently offering fifteen separate series of shares (each individually, a “Fund,” and collectively, the “Funds”):

Asia Fixed Income Strategy:

Matthews Asia Strategic Income Fund

Asia Growth and Income Strategies:

Matthews Asian Growth and Income Fund

Matthews Asia Dividend Fund

Matthews China Dividend Fund

Asia Growth Strategies:

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Asia Focus Fund

Matthews Emerging Asia Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

Asia Small Companies Strategies:

Matthews Asia Small Companies Fund

Matthews China Small Companies Fund

Asia Specialty Strategy:

Matthews Asia Science and Technology Fund

Each Fund has both an Investor Class and an Institutional Class of beneficial interests; however, the Institutional Class shares of the Matthews China Small Companies Fund are not currently open for investment.

Description of the Funds

Please read the following information together with the information contained in the current prospectuses of the Investor Class and the Institutional Class of the Funds, other than the Matthews Asia Strategic Income Fund, and in the separate current prospectus of the Matthews Asia Strategic Income Fund, each dated April 30, 2013 (the foregoing prospectuses collectively, the “Prospectus”), concerning the investment strategies, risks and policies of the Funds. The information in this Statement of Additional Information (this “SAI”) supplements the information in the Prospectus.

Matthews Asia Funds	Page 4 of 91

The Trust is an open-end management investment company registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory (business) trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. Each Fund is “diversified” except for the Matthews India Fund, Matthews Korea Fund, and Matthews Asia Strategic Income Fund, which are non-diversified. Diversified means that at least 75% of the value of a Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

A “non-diversified” Fund may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in one of the non-diversified Funds entails greater risk than an investment in a diversified fund because of the Fund’s greater exposure to the risks associated with individual issuers: a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Investment Objective

The investment objective of each of the Funds, except for the Matthews Asia Dividend Fund, Matthews China Dividend Fund, Matthews Asian Growth and Income Fund and Matthews Asia Strategic Income Fund, is to seek long-term capital appreciation.

The investment objective of the Matthews Asia Dividend Fund and Matthews China Dividend Fund is to seek total return with an emphasis on providing current income. The investment objective of the Matthews Asian Growth and Income Fund is to seek long-term capital appreciation with some current income. The investment objective of the Matthews Asia Strategic Income Fund is to seek income and total return over the long term.

Matthews Asia Funds	Page 5 of 91

Investment Process

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to each of the Funds. Matthews invests in the Asia Pacific region based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s countries are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and believes that the intersection of development and deregulation will create opportunities for further growth. Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the region’s economic evolution. Matthews uses a range of approaches to participate in the growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuations (to both a company’s growth prospects and to other issuers), liquidity requirements and management malfeasance or other unethical conduct.

Matthews uses a fundamentals-based investment process to manage the fixed-income portfolio of investments for the Matthews Asia Strategic Income Fund, with a focus on risk-adjusted return. Matthews’ fixed-income investment process includes six steps, with risk management embedded into each step of the process in order to identify and capitalize on credit (including counterparty), interest rate (duration), and currency opportunities and risks. Matthews also expects to employ a currency overlay strategy for this Fund in an effort to enhance returns and moderate volatility. That strategy involves long and short positions on one or more currencies, with a total or gross notional value of these positions equal to as much as a substantial majority of the net asset value (“NAV”) of the Fund, although the net market value of these positions, on a marked-to-market basis, at most times, is expected to be substantially lower.

The Funds, other than the Matthews Asia Dividend Fund and Matthews China Dividend Fund, invest where Matthews believes the potential for capital growth exists and in companies that it believes have demonstrated the ability to anticipate and adapt to changing markets. With respect to the Matthews Asia Dividend Fund and Matthews China Dividend Fund, Matthews seeks to invest in companies that have in the past paid high dividends relative to their share prices, or which it believes are well-positioned to grow future dividends, or both. Accordingly, each of the Matthews Asia Dividend Fund and Matthews China Dividend Fund expects that its portfolio will primarily consist of companies with established dividend-paying records. With respect to the Matthews Asia Strategic Income Fund, Matthews seeks to invest in income-producing securities, including, but not limited to, debt and debt-related instruments issued by governments, quasi-governmental entities, supra-national institutions, and companies in the Asia region.

Matthews Asia Funds	Page 6 of 91

Equity securities in which the Funds, other than the Matthews Asia Dividend Fund, the Matthews China Dividend Fund, the Matthews Korea Fund and the Matthews Asia Strategic Income Fund, may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures. Equity securities in which the Matthews Asia Dividend Fund and the Matthews China Dividend Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts and other financial instruments). Equity securities in which the Matthews Korea Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts of issuers located in South Korea.

Debt securities in which the Matthews Asia Strategic Income Fund may invest include bonds, debentures, bills, notes, certificates of deposit and other bank obligations, senior secured bank debt, convertible debt securities, credit-linked notes, inflation-linked instruments, repurchase agreements, dividend paying equity securities and derivative instruments with fixed-income characteristics.

Each of the Funds, other than the Matthews Korea Fund and the Matthews Asia Strategic Income Fund, may invest no more than 20% of its total assets in non-convertible bonds and other debt securities, including securities issued by government entities and their political subdivisions. Provided, however, that the Matthews Japan Fund may only invest in non-convertible bonds that are rated, at the time of investment, BBB or higher by Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Service, Inc. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Non-convertible debt securities in which the Matthews Japan Fund may invest include U.S. dollar- or yen-denominated debt securities issued by the Japanese government or Japanese companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Matthews Korea Fund may invest in convertible debt securities, and up to 35% of its total assets in non-convertible debt securities provided that such securities are rated, at the time of investment, BBB or higher by S&P or Fitch or Baa or higher by Moody’s or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Non-convertible debt securities in which the Matthews Korea Fund may invest include U.S. dollar- or won-denominated debt securities issued by the South Korean government or South Korean companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Matthews Asia Strategic Income Fund intends that at least 50% of its debt securities (bonds and debentures) shall be, at the time of their purchase, rated investment grade by at least one internationally recognized rating agency (such as Moody’s, S&P or Fitch) or, if unrated, shall be deemed by Matthews to be of comparable credit quality. The Matthews Asia Strategic Income Fund may invest up to 50% of its total assets in securities of issuers from a single country (including the government of that country, its agencies, instrumentalities and political subdivisions) and up to 25% of the Fund’s total assets may be invested in the securities issued by any one Asian government (including its agencies, instrumentalities and political subdivisions.

Matthews Asia Funds	Page 7 of 91

The Funds may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management and may lack depth of management. Smaller companies may have less certain growth prospects, and be more sensitive to changing economic conditions than larger, more established companies. A Fund may have more difficulty obtaining information about smaller portfolio companies, or valuing or disposing of their securities, than it would if it focused on larger, more well-known companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the markets in general, and can react differently to political, market and economic developments than these companies or markets. The Matthews Emerging Asia Fund may also invest in micro-cap companies (i.e., companies with total market capitalization of $250 million or less). Investments in micro-cap companies are subject to the same types of risks described above for investments in smaller companies, but the likelihood of such risks is even greater for micro-cap companies because they often have even narrower markets, fewer product lines and/or more limited managerial and financial resources than those of smaller companies.

The Funds may invest in debt securities, including convertible debt securities, debt securities rated below investment grade, as well as unrated securities that have been deemed by Matthews to be of similar credit quality. Securities rated below investment grade (and unrated securities of comparable quality as determined by Matthews) are sometimes referred to as “high yield securities” or “junk bonds” and are considered to be speculative investments. High yield securities involve a greater risk of loss of principal and interest (see “Risks Associated with Securities Rated Below Investment Grade”). There is no objective standard against which Matthews may evaluate the credit and other risks of unrated securities. Matthews seeks to minimize the risks of investing in unrated and lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, Matthews may assess the following factors, among others:

•	Potential for capital appreciation;
•	Price of security relative to price of underlying stock, if a convertible security;
•	Yield of security relative to yield of other fixed-income securities;
•	Interest or dividend income;
•	Call and/or put features;
•	Creditworthiness;
•	Price of security relative to price of other comparable securities;
•	Size of issue;
•	Currency of issue; and
•	Impact of security on diversification of the portfolios.

Matthews Asia Funds	Page 8 of 91

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar-denominated securities designed for use in the U.S. securities markets, which may be converted into an underlying foreign security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although some represent bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between the markets.

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Risks of Investment

All investments involve risk. There can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Funds. Further information about the principal risks of investing in the Funds can be found in the Prospectus.

Political, Social and Economic Risks

The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors, inadequate investor protection, changes in the laws or regulations of the countries in which it invests and the status of these country’s relations with other countries. In addition, the economies of these countries may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade. Some countries have limited natural resources (such as oil and natural gas), resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply.

In many other countries, the government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in these countries is substantial. Accordingly, future government actions in these countries could have a significant effect on the economy of these countries, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio.

Risks of Emerging Markets

Many countries of the Asia Pacific region are considered to be developing or emerging economies and markets. The risks of investment in such markets include (i) less social, political and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds.

Matthews Asia Funds	Page 9 of 91

Many developing countries in which the Funds invest lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again, could affect the market price and liquidity of the securities in which the Funds invest. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Funds may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its resources for social programs rather than making payments to foreign creditors. Some foreign governments have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodial fees, withholding taxes, and other costs relating to investment in foreign markets may be higher than in the United States. The operating expense ratio of a Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Matthews Asia Funds	Page 10 of 91

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. A Fund may therefore have more difficulty asserting shareholder rights than it would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Risks of Foreign Currency

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar value of a Fund’s investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of a Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Funds may engage in currency transactions, Matthews does not currently intend to actively manage currency exchange rate risks except to the extent it uses a currency overlay strategy for the Matthews Asia Strategic Income Fund as discussed elsewhere in this SAI. Should Matthews do so, there is no assurance that it will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if a Fund increases its exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to that Fund. Similarly, if a Fund decreases its exposure to a currency and the currency’s price rises, that Fund will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Funds. Foreign investments, which are not U.S. dollar-denominated, may require a Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Matthews Asia Funds	Page 11 of 91

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

The Funds may invest in convertible debt securities, which may be denominated in U.S. dollars, local or other currencies. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Risks of Securities Rated Below Investment Grade

In this SAI, references are made to credit ratings of debt securities, which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by Matthews:

•	High quality
•	Investment grade
•	Below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix: Bond Ratings.” As noted in the Appendix, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P or Fitch. A Fund may purchase a security, regardless of any rating modification, provided the security is rated at or above the Fund’s minimum rating category. For example, a Fund may purchase a security rated B3 by Moody’s, B- by S&P, or B- by Fitch, provided the Fund may purchase securities rated B.

Each Fund (except the Matthews Asian Growth and Income Fund and the Matthews Asia Strategic Income Fund) limits its investments in securities rated below investment grade (securities rated lower than BBB by S&P or Fitch, Baa or below by Moody’s or, if unrated, are of comparable quality in the judgment of Matthews) to no more than 15% of its total assets. Securities rated lower than BBB by S&P or Fitch, or Baa by Moody’s are considered to have speculative characteristics. Debt securities rated below investment grade, commonly referred to as “junk bonds,” are considered to be of poor standing and have speculative characteristics that result in a greater risk of loss of principal and interest. There can be no assurance that the Funds would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

Matthews Asia Funds	Page 12 of 91

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which a Fund could sell a security at its perceived value) of lower-rated securities held by a Fund, especially in a thinly-traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly-traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, a Fund’s valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market.

The credit ratings of S&P, Fitch and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, Matthews may perform its own analysis of issuers in selecting investments for the Funds. Matthews’ analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

Risks of Investing in Foreign Countries

The Matthews Asian Growth and Income Fund, Matthews Asia Dividend Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Focus Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews Asia Science and Technology Fund and Matthews Asia Strategic Income Fund may invest in companies from different countries. In addition, each of these Funds may invest up to 20% of its total assets in securities located outside of Asia or the Asia Pacific region. The Matthews India, Matthews Japan and Matthews Korea Funds may each invest up to 20% of its total assets in securities located outside of India, Japan and South Korea, respectively; the Matthews China, Matthews China Dividend and Matthews China Small Companies Funds may each invest up to 20% of its total assets in securities located outside of China and Taiwan. The Matthews Asia Strategic Income Fund may invest up to 50% of its total assets in securities of issuers from a single country and up to 25% of its total assets in the securities issued by one Asian government. Such investments by the Funds may be in the securities of companies from any country, including, without limitation, the United States. Each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

The Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund concentrate their investments, respectively, in securities of Indian, Japanese or South Korean companies; the Matthews China Fund, Matthews China Dividend Fund and Matthews China Small Companies Fund concentrate their investments in securities of Chinese and Taiwanese companies. Consequently, the share price of each of these Funds may be more volatile, and more affected by political, economic and other events in the country in which they invest than that of mutual funds that are not as geographically concentrated. An investment in any of these Funds should not be considered a complete investment program, but may be used to help diversify a portfolio. Information regarding the risks associated with investing in China (including Hong Kong) and Taiwan, India, Japan and South Korea is included in the Prospectus and is set forth below.

Matthews Asia Funds	Page 13 of 91

Risks Associated with China

The Funds may hold securities listed on the Shanghai or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors (“China A Shares”) (as described further below under “China A Shares”), and B shares, which are allocated for both international and domestic investors (“China B Shares”). The Funds’ exposure to securities listed on either the Shanghai or Shenzhen exchanges is currently through China B Shares, although certain Funds are expected to begin having investment exposure to China A Shares later in 2013 (see “China A Shares” below for more details). The government of China has announced plans to exchange China B Shares for China A Shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to China B Shares, the Funds may also invest in Hong Kong listed H shares (“China H Shares”), Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong) and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

Risks Associated with Taiwan

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in both China and Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of a Fund’s investments in both countries, and in other countries in the region.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to certain protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive in Taiwan, but unskilled labor is increasingly in short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Matthews Asia Funds	Page 14 of 91

Risks Associated with India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter market of India) subject to the conditions specified in Indian guidelines and regulations (the “Guidelines”). FIIs are required to apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to review the professional experience and reputation of the FII, and custodian arrangements for Indian securities. Although the Trust is a registered FII, it must still seek renewal of this status periodically. There can be no guarantee that regulatory approval will be granted to continue the Trust’s FII status. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for sub-accounts registered under the Foreign Companies/Individual category. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. Please see “Other Foreign Tax Issues.” There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Funds to reach their investment objectives or repatriate their income, gains and initial capital from India.

A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by a Fund. In addition, further issuances (or the perception that such issuances may occur) of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of that Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect a Fund’s ability to acquire or dispose of securities at the price and time that it desires.

The ability of the Funds to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from their investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Funds to repatriate their income and capital. Such conditions or modifications may prompt the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) to suspend redemptions of a Fund’s shares for up to the period allowed by the 1940 Act, which is seven days, except in certain limited circumstances. If for any reason a Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, a Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Code.

Matthews Asia Funds	Page 15 of 91

Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy. Escalating tensions between India and Pakistan could impact the broader region. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. Recent attacks by terrorists believed to be based in Pakistan against India have further damaged relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect a Fund’s investments.

Risks Associated with Japan

The decline in the Japanese securities markets, which began in 1989, has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States. While differences in Japanese and international accounting standards have narrowed, remaining differences may continue to make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Risks Associated with South Korea

The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Under current regulations, foreign investors are allowed to invest in almost all shares listed on the South Korean Stock Exchange (“KSE”). From time to time, many of the securities trade among non-South Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in South Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Funds, if they purchase such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premium will not be reduced or eliminated by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by the Funds’ Valuation Committee under the supervision of the Board of Trustees.

Investments by the Funds in the securities of South Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in South Korea, and by changes in South Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a South Korean company than about a U.S. company. Brokers in South Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political or economic stress. Additionally, South Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a South Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could adversely affect investments in South Korea.

Matthews Asia Funds	Page 16 of 91

The Funds do not intend to engage in activities that they believe would create a permanent establishment in South Korea within the meaning of the South Korea-U.S. Tax Treaty. Therefore, the Funds generally should not be subject to any South Korean income taxes other than South Korean withholding taxes. Exemption or reductions in these taxes apply if the South Korea-U.S. Tax Treaty applies to the Funds. If the treaty provisions are not, or cease to be, applicable to the Funds, significant additional withholding or other taxes could apply, reducing the NAVs of the Funds.

Risks Associated with Other Countries

The Funds may invest, and the Matthews Asian Emerging Fund will invest a substantial portion of its total net assets, in various other countries in the Asia Pacific region, including Bangladesh, Cambodia, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, and Kazakhstan. Information regarding the risks associated with investing in some of these countries is included in the Prospectus, and additional information regarding the risks of investing in some of these countries is set forth below.

Vietnam. In 1992, Vietnam initiated the process of privatization of state-owned enterprises, and expanded that process in 1996. The Vietnamese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government and bureaucratic actions have a significant effect on the economy and could adversely affect market conditions, deter economic growth and the profitability of private enterprises. Some Vietnamese industries, including commercial banking, remain dominated by state-owned enterprises. To date, economic, political and legal reform has proceeded at a slow pace, and foreign direct investment remains at a developmental stage. Currently, employees and management boards hold a majority of the equity of most privatized enterprises. In addition, the government of Vietnam continues to hold, on average, more than one-third of the equity in such firms. Only a small percentage of the shares of privatized companies are held by investors. In addition, Vietnam continues to impose limitations on foreign ownership of Vietnamese companies. Vietnamese authorities have in the past imposed arbitrary repatriation taxes on foreign owners, and the government may levy withholding and other taxes on dividends, interest and gains. There can be no guarantee that Vietnam’s privatization process, or its efforts to reform its economic, political or legal systems will continue.

Matthews Asia Funds	Page 17 of 91

Inflation threatens long-term economic growth and may deter foreign investment in the country. In addition, foreign currency reserves in Vietnam may not be sufficient to support conversion into the U.S. dollar (or other more liquid currencies), which may result in a fund being unable to repatriate proceeds from the sales of Vietnamese holdings. Business and overseas investment patterns may exacerbate currency conversion and repatriation at certain times of the year. The Funds may attempt to repatriate from the Vietnamese Dong using a third currency (e.g. Hong Kong Dollar or Euro), which could expose the Funds to risks associated with that currency and additional costs. Perhaps to a greater extent than markets in other emerging market countries, Vietnamese markets have relatively low levels of liquidity, which may result in extreme volatility in the prices of Vietnamese securities. Market volatility may also be heightened by the actions of a small number of investors.

Pakistan. Changes in the value of investments in Pakistan and in companies with significant economic ties to that country largely depend on continued economic growth and reform in Pakistan, which remains uncertain and subject to a variety of risks. Adverse developments can result in substantial declines in the value of investments. Pakistan has faced, and continues to face, high levels of political instability and social unrest at both the regional and national levels. Such instability has and may erupt again into wide-scale disorder. Social and political instability may also result in increased levels of terrorism, prolonged economic disruption and may discourage foreign investment.

Ongoing border disputes with India may result in armed conflict between the two nations, both of which possess nuclear capabilities. Even in the absence of armed conflict, the lingering threat of war with India may depress economic growth and investment in Pakistan. Additionally, Pakistan’s geographic location and its shared borders with Afghanistan and Iran increase the risk that it will be involved in, or otherwise affected by, international conflict. Pakistan’s economic growth is in part attributable to high levels of foreign aid, loans and debt forgiveness. Such international support, however, may be significantly reduced or terminated in response to changes in the political leadership of Pakistan.

Pakistan faces a wide range of other economic problems and risks. Pakistan has undertaken a privatization initiative, but with continued opposition to such efforts, there is substantial uncertainty over whether privatization will continue and whether existing efforts will be reversed. Pakistan is subject to substantial natural resource constraints, which both hamper development and make Pakistan’s economy vulnerable to price fluctuations in these resources. Pakistan maintains large budgetary and current account deficits. The resulting high levels of national debt may not be sustainable. Pakistan also maintains a trade deficit, which could be worsened if relations with the United States, the largest market for Pakistani exports, deteriorate. The rights of investors and other property owners in Pakistan are subject to protection by a developing judicial system that is widely perceived as lacking transparency. Inflation threatens long-term economic growth and may deter foreign investment in the country. Government leaders have previously adopted policies that increased legal and economic uncertainty and inhibited foreign investment and may do so in the future.

Kazakhstan. Kazakhstan is an ethnically diverse republic with authoritarian presidential rule located in a strategic position between Asia and Europe. Kazakhstan has a resource based economy heavily dependent on the export of natural resources, and accordingly, fluctuations in certain commodity markets or sustained low prices for Kazakh exports could adversely affect Kazakhstan’s economy. Additionally, rising commodities prices create inflationary pressures from strong currency inflows. Kazakhstan has pursued economic reform and liberalization of many economic areas, but there is no guarantee that the government will not become directly involved in aspects of the economy in the future. The banking system is a significant weak point in the Kazakh economy because the solvency of banks is at risk from a high proportion of non-performing loans.

Matthews Asia Funds	Page 18 of 91

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific type of investments are not the principal investment strategies of the Funds, but are reserved by Matthews for its use in the event that Matthews deems it appropriate to do so to achieve the Funds’ fundamental investment objectives.

1.	Loans of Portfolio Securities

The Funds may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Funds money to borrow these securities. The Funds may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of that Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by Matthews, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by Matthews to be creditworthy, and when, in the judgment of Matthews, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by Matthews.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2.	Repurchase Agreements

The Funds may enter into repurchase agreements to earn income. The Funds may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by Matthews, pursuant to guidelines established by the Board of Trustees. The repurchase price under the agreements equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Funds under the 1940 Act.

Matthews Asia Funds	Page 19 of 91

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each counterparty to a repurchase agreement as an issuer of a security for tax diversification purposes and not treat the agreement as cash, a cash equivalent or receivable.

The financial institutions with which the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Matthews. Matthews will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Funds may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Funds, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3.	Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. The repurchase price under the agreements equals the price paid by a counterparty plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, each Fund will maintain in a segregated account an amount of cash, U.S. government securities or other liquid, high-grade debt securities at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities a Fund is obligated to repurchase.

4.	Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the individual Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the respective Fund.

Matthews Asia Funds	Page 20 of 91

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

5.	Illiquid Securities

Illiquid securities are securities that cannot be disposed of at approximately the price at which they are valued by a Fund within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to Matthews, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. Matthews will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board of Trustees.

Each Fund may invest no more than 15% of its net assets in illiquid securities. A Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of a security that is not readily marketable may be lower or higher than a Fund’s most recent estimate of its fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities that are not readily marketable are more likely to be issued by a start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6.	Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the U.S. Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at approximately the price at which they are valued by a Fund within seven days of wanting to do so. The 15% limit on illiquid securities discussed previously does not include any restricted securities that have been determined to be liquid by the Board of Trustees.

7.	Convertible Securities

Each Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Matthews Asia Funds	Page 21 of 91

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8.	Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Funds’ average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Funds’ custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if Matthews deems it appropriate to do so.

9.	Fixed-Income Securities

All fixed-income securities are subject to two primary types of risks: credit risk and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the NAV of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

Matthews Asia Funds	Page 22 of 91

10.	Short-Selling

In markets where it is permitted to do so, the Funds may make short sales. A short sale occurs when a Fund borrows stock (usually from a broker) and promises to give it back at some date in the future and then sells the borrowed shares. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

A Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any loss will be increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or securities required to be deposited in a collateral account with the broker in connection with the short sale (excluding the proceeds of the short sale).

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it, plus the collateral held for the broker (excluding the proceeds of the short sale), be less than the current market value of the securities sold short.

11.	Interest Rate Futures Contracts

The Funds may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. A Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of that Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

12.	Futures Transactions

The Funds may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions or by making or receiving a cash payment. The Funds may invest in futures transactions for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

Matthews Asia Funds	Page 23 of 91

At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges, and trading are regulated under the Commodity Exchange Act of 1936, as amended (the “CEA”), by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency. The Funds will use futures contracts and options on futures contracts in accordance with the applicable rules of the CFTC under which the Trust avoids being deemed a “commodity pool operator” and Matthews being deemed a “commodity trading adviser.” Because of these plans, the Trust has claimed the applicable exemption under CFTC rules and is not registered or regulated as a commodity pool operator.

The Funds may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Funds are temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, each Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options is subject to the maintenance of a liquid secondary market, which cannot be assured.

Matthews Asia Funds	Page 24 of 91

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund’s position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

a.	Restrictions on the Use of Futures Contracts

Each Fund may enter into futures contracts provided that such obligations (calculated on a net rather than a gross or notional basis) represent no more than 20% of the Fund’s net assets. Under the CEA, each Fund may invest in futures contracts, options on future contracts and certain swap agreements (i) for bona fide hedging purposes within the meaning of regulations under the CEA, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of a Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts. For futures contracts that provide for cash settlement rather than delivery of securities, the amount of assets a Fund will set aside or segregate would be based on the cash value needed to settle the position rather than the notional or reference value of the contract.

b.	Risk Factors of Futures Transactions

The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

Matthews Asia Funds	Page 25 of 91

13.	Foreign Currency Transactions

The Funds may engage in foreign currency transactions in connection with their investments in foreign securities. The Matthews Asia Strategic Income Fund also employs a currency overlay strategy in an effort to enhance returns and moderate volatility. The Funds will conduct any foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Funds may also (but are not required to) hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Each Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Matthews believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Funds are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Funds might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. The Funds may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Matthews Asia Funds	Page 26 of 91

Each Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the SEC. If the contract provides for cash settlement rather than delivery of the stated or notional amount of foreign currency, then the Fund would segregate liquid assets based on the cash value needed to settle the position.

Each Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Funds to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

Each Fund may also (but is not required to) use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to a Fund from adverse currency movements, Matthews’ ability to anticipate changes in the price of foreign currencies is limited and any hedging may limit the potential gain from positive currency movements or otherwise result in losses. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Funds might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which Matthews believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Matthews Asia Funds	Page 27 of 91

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

14.	Options

Each Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a.	Writing Call Options

Each Fund may write covered call options from time to time on portions of its portfolio, without limit, as Matthews determines is appropriate in pursuing that Fund’s investment goals. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Funds will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

A Fund’s obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

Matthews Asia Funds	Page 28 of 91

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b.	Writing Put Options

Each Fund may write put options. The Funds will write put options only if they are “secured” at all times by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where Matthews wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c.	Purchasing Call Options

Each Fund may purchase call options to the extent that premiums paid by that Fund do not aggregate more than 10% of its total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss which will be short-term unless the option was held for more than one year.

Matthews Asia Funds	Page 29 of 91

d.	Purchasing Put Options

Each Fund may invest up to 10% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. Each Fund may purchase put options (i) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”); and (ii) for other reasons. A Fund may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

15.	Swaps

The Matthews Asia Strategic Income Fund may enter into various swap agreements, including (but not limited to) credit default, interest rate, total return, index and currency exchange rate swap agreements. These transactions attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Matthews Asia Strategic Income Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Matthews Asia Funds	Page 30 of 91

Most swap agreements entered into by the Matthews Asia Strategic Income Fund will calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Matthews Asia Strategic Income Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Matthews Asia Strategic Income Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Matthews Asia Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a designated account consisting of assets determined to be liquid by Matthews in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Matthews Asia Strategic Income Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Matthews Asia Strategic Income Fund’s investment restriction concerning senior securities, based on current interpretive guidance from the staff of the SEC. That guidance could change at some point in response to a Concept Release from the SEC staff that became publicly available on August 31, 2011. Swap agreements are subject to the Matthews Asia Strategic Income Fund’s overall limit that no more than 15% of net assets may be invested in illiquid securities, although a swap agreement may be deemed to be liquid pursuant to policies approved by the Board of Trustees. The Matthews Asia Strategic Income Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Matthews Asia Strategic Income Fund’s assets at time of purchase. The limits on the Matthews Asia Strategic Income Fund’s investment in futures contracts as described in item 12 above may also have the effect of limiting the Matthews Asia Strategic Income Fund’s investment in certain swap agreements.

Whether the Matthews Asia Strategic Income Fund’s use of swap agreements will be successful in furthering its investment objectives will depend on Matthews’ ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Whether a particular swap is liquid is assessed on a case by case basis under guidelines and standards established by the Board of Trustees. Moreover, the Matthews Asia Strategic Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Matthews Asia Strategic Income Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Matthews Asia Strategic Income Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Matthews Asia Strategic Income Fund by the Code may limit the Matthews Asia Strategic Income Fund’s ability to use swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Matthews Asia Strategic Income Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. There can be no assurance that the Matthews Asia Strategic Income Fund’s use of swap agreements will assist it in meeting its investment objectives.

Matthews Asia Funds	Page 31 of 91

16. Real Estate Investment Trusts

Certain of the Funds may make debt or equity investments in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from equity investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with real estate investments generally, including economic downturns that have an adverse effect on real estate markets. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The affairs of REITs are managed by the REIT's sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor. REITs are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are also subject to interest rate risks. If a Fund makes an equity investment in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund. REITs are subject to the risk of default by borrowers, self-liquidation, and the possibility that the REIT may fail to qualify for the exemption from tax for distributed income under the Code.

17. China A Shares

Matthews, together with the Matthews A Share Selections Fund, LLC (the “A Share Selections Fund”) and other investment vehicles managed by Matthews, has applied for an exemptive order with the SEC, which if granted, would allow each Fund’s Portfolio Manager(s), subject to the Fund’s investment objective and policies, to gain investment exposure to China A Shares (i.e., stocks of Chinese companies listed on the Shanghai Stock Exchange and the Shenzhen Stock Exchange and traded and denominated in the currency of China, the renminbi) by investing in the A Share Selections Fund. There can be no assurances that the SEC will grant that exemptive relief or, if it does, when that relief may be granted or under what specific conditions.

The A Share Selections Fund is a newly formed Delaware series limited liability company managed by Matthews and is registered as an open-end management investment company under the 1940 Act. The A Share Selections Fund is not a mutual fund. The limited liability company interests of the A Share Selections Fund (the “Interests”) will not be registered under the 1933 Act and will be offered in private placement transactions solely to clients of Matthews, including the Funds as well as other registered and unregistered investment vehicles and separate accounts managed by Matthews (each such client, an “Investing Fund,” and collectively, the “Investing Funds”). The Interests will be issued in series (each, a “Series,” and collectively, the “Series”); each Series will have its own debts, liabilities, obligations and expenses, which will not be enforceable against any other Series; and each Investing Fund will exclusively own all of the Interests offered by a particular Series. Subject to the receipt of exemptive relief from the SEC and the receipt of a quota from SAFE (as defined and explained below), the A Share Selections Fund is expected to commence operations before the end of 2013.

Matthews Asia Funds	Page 32 of 91

For purposes of applying the Funds’ policies as described below under “Funds Policies,” the limitations will be typically applied to any Fund that invests in China A Shares through a Series of the A Share Selections Fund on a combined look-through basis, disregarding the A Share Selections Fund.

Except for temporary holdings of cash and cash equivalents, the A Share Selections Fund will invest exclusively in China A Shares. Each Series will hold a set of China A Shares tailored to the Investing Fund’s investment program and investment style, although the set of China A Shares held by a Series may be similar or identical to that held by another Series. To allow the A Share Selections Fund to invest in China A Shares on behalf of the Investing Funds, Matthews, on behalf of the China A Shares Selections Fund, has applied for, and expects to receive, a license from the China Securities Regulatory Commission (the “CSRC”) as a Qualified Foreign Institutional Investor (“QFII”) and expects to be allocated by the State Administration of Foreign Exchange of China (“SAFE”) a quota of an amount not yet determined, representing the value in renminbi of China A Shares that the A Share Selections Fund, for all of the Series, may purchase. There can be no assurances that the quota will be granted or, if it is granted, what the amount of the quota would be. Investments in the Series, and thus access to the quota, will be subject to Matthews’ Trade Allocation Procedures and Access Allocation Procedures, as defined and described in the A Share Selections Fund’s Registration Statement filed with the SEC. The quota amount may be reduced or revoked by the Chinese government at any time, including if redemptions reduce the amount invested in China A Shares by the A Share Selections Fund below the current quota amount. Under recently revised SAFE regulations, the Interests may be redeemed, and redemption proceeds may be repatriated, once each week (although the regulations do not currently require the repatriation to take place on the same day each week); prior to this change, repatriations were only permitted on a monthly basis. Because this change was announced recently, the requirements and details of the implementation of weekly repatriations remain unclear. Moreover, Chinese regulations may change in the future to reinstitute a monthly repatriation limitation. Because of the repatriation limitation, a Fund’s investment in a Series of the A Share Selections Fund will be illiquid and subject to the Fund’s policy of investing no more than 15% of its net assets in illiquid securities.

Investments in China A Shares through the A Share Selections Fund are subject to various risks, including the risks associated with investing in China described above and in the Prospectus. In particular, the Mainland Chinese exchanges have lower trading volumes, the market capitalizations of companies listed on these exchanges are generally smaller, the securities listed on these exchanges are less liquid and may experience materially greater volatility, and government supervision and regulation of the Chinese securities market are less developed. The Chinese government continues to exercise significant control over China’s economy, and any changes to existing policies and new reform-oriented policies and measures, which are often unprecedented or experimental, could negatively impact the A Share Selections Funds’ investments in China A Shares. The Chinese government has implemented, and may implement in the future, various measures to control inflation, which if unsuccessful, may negatively impact the Chinese economy. The Chinese legal system is still developing, and laws, regulations, including those allowing QFIIs to invest in China A Shares, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions. The QFII rules provide the CSRC and SAFE wide discretion to interpret them, leaving a considerable amount of uncertainty. The tax law and regulations of China are constantly changing, sometimes with retroactive effect, and the interpretation and application thereof are not as consistent and transparent as in more developed nations and may vary from region to region within China. There has been, and continues to be, uncertainty over taxation for QFIIs, and any taxes imposed on the earnings of the A Share Selections Fund will reduce its overall returns. Some Chinese companies may have less established shareholder governance and disclosure standards. Accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to Chinese companies are different, sometimes in fundamental ways, from those applicable to companies in the U.S. and other developed markets.

Matthews Asia Funds	Page 33 of 91

Funds’ Policies

The policies set forth below are fundamental and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus, each Fund may not:

1.	Issue senior securities;

2.	Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3.	Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.	Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asia Science and Technology Fund, which concentrates its investments in the science and technology industries. This policy will be applied to any Fund that invests in China A Shares through a Series of the A Share Selections Fund on a combined look-through basis, disregarding the A Share Selections Fund;

Matthews Asia Funds	Page 34 of 91

5.	Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.	Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

8.	Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.	Make investments in securities for the purpose of exercising control;

10.	Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer. This policy does not apply to the Matthews Asia Small Companies, Matthews China Small Companies Funds or Matthews Emerging Asia Fund; or

11.	Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. This policy does not apply to the Matthews Asia Dividend, Matthews China Dividend, Matthews Emerging Asia, Matthews India, Matthews Asia Small Companies, Matthews China Small Companies or Matthews Asia Strategic Income Funds.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and a Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to each Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Funds are permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Funds’ investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. High portfolio turnover rates will generally result in higher transaction costs to a Fund and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the most recent fiscal periods of the Funds, other than the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, which are newly formed and commenced operations on April 30, 2013, are set forth in the “FINANCIAL HIGHLIGHTS” tables in the Prospectus. Portfolio turnover rates may vary greatly from year to year as well as within a particular year.

Matthews Asia Funds	Page 35 of 91

Disclosure of Portfolio Holdings

In accordance with the Funds’ policies and procedures (the “Policies”), the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is responsible for dissemination of information about the Funds’ portfolio holdings. The Funds, together with BNY Mellon and Matthews (the “Service Providers”), may disclose information concerning securities held in the Funds’ portfolios only under the following circumstances:

(i)	Following the end of each fiscal quarter (generally within 60 days), each Fund’s full portfolio holdings will be made publicly available by the following means:

a.	The Funds shall send shareholders portfolio holdings in the Funds’ annual and semi-annual reports, which are mailed to shareholders and posted on the Funds’ website.

b.	BNY Mellon shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

(ii)	The Funds will also release top ten holdings on a monthly basis via the Funds’ website and written communication within approximately 21 days of each month end;

(iii)	Neither the Funds nor the Service Providers will disclose the Funds’ portfolio security holdings in advance of general release and without delay except to the Funds’ custodian bank, independent public accountant, independent legal counsel, proxy voting agent, financial printers, technical writers who assist with the preparation of disclosure materials, technology service providers and pricing service providers. The Funds also disclose their portfolio security holdings to third parties in connection with their on-going efforts to analyze their trading activity, and in connection with their periodic reviews of the performance of existing fund agents and advisors or the retention of new agents and advisors. In addition, the Funds may make such disclosure on a confidential basis to selected third parties when the Funds have a legitimate business purpose for doing so. Examples of legitimate business purposes in which selective disclosure of the Funds’ portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with Matthews; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; and disclosure to a rating or ranking organization. Currently the Funds have no such disclosure arrangements in place.

As required by the federal securities laws, including the 1940 Act, the Funds will disclose their portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Matthews Asia Funds	Page 36 of 91

In accordance with the Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Funds, a Service Provider or any affiliate in connection with disclosure of such information. The Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Funds’ portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Funds, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Funds’ shareholders and Matthews or the Funds’ principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at its next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Funds. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Management of the Funds

Board Leadership Structure and Risk Oversight.

The operations of the Funds are under the direction of the Board of Trustees. The Board establishes the Funds’ policies and oversees and reviews the management of the Funds. The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Funds and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Trust’s officers, who are responsible for the day-to-day operations of the Funds. The Board met five times during the fiscal year ended December 31, 2012.

The Board consists of six Trustees, five of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, each of the three standing committees of the Board, to which the Board has delegated certain authority and supervisory responsibilities, is comprised exclusively of Independent Trustees. Those committees are the Audit Committee, the Nominating and Compensation Committee and the Compliance Committee, whose responsibilities and activities are described below. As part of each regular Board meeting, the Independent Trustees meet separately from Matthews with their independent legal counsel and with the Trust’s CCO. The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

Matthews Asia Funds	Page 37 of 91

The Funds have retained Matthews as the Funds’ investment adviser. Subject to the objectives and policies as the Board may determine, Matthews furnishes a continuing investment program for the Funds, makes investment decisions on their behalf, manages risks that arise from the Funds’ investments and operations, and provides administrative services to each Fund, all pursuant and subject to its investment advisory agreement with the Funds (the “Advisory Agreement”). Employees of Matthews serve as the Trust’s officers, including the Trust’s President, Treasurer and CCO.

The Board oversees the services provided by Matthews, including certain risk management functions. Risk management is a broad concept that can cover many elements. The Board handles its review of different elements and types of risks in different ways. In the course of providing oversight, the Board and the Committees receive reports on the Funds’ activities, including regarding each Fund’s investment portfolio and the Funds’ financial accounting and reporting. The Board also meets periodically with the Trust’s CCO who reports on the compliance of the Funds with the federal securities laws and the Trust’s internal compliance policies and procedures. The CCO reports to the Board the CCO’s assessment of various compliance, legal and regulatory risks, as well as actions taken to address those risks where appropriate. The Audit Committee’s meetings with the Funds’ independent auditors also contribute to its oversight of certain internal control risks. In addition, the Board meets periodically with the Portfolio Managers of the Funds to receive reports regarding the management of the Funds, including certain investment and operational risks. Because the Board has delegated the day-to-day activities of the Funds to Matthews and other service providers, the risk management oversight provided by the Board can mitigate but not eliminate the identified risks. Not all risks that may affect a Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of a Fund or Matthews, its affiliates or other service providers.

Trustees and Officers.

The Trustees and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the fifteen Funds comprising the Trust. The address of each Trustee and executive officer of the Trust is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

Matthews Asia Funds	Page 38 of 91

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Geoffrey H. Bobroff Born 1944	Chairman of the Board of Trustees and Trustee	Since 2006	President (since 1993), Bobroff Consulting, Inc. (investment management industry consulting).	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio).

Richard K. Lyons Born 1961	Trustee; Trustee and Chairman of the Board (1994-2006)	Since 2010	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006–2008), Goldman Sachs (investment banking).	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio).

Rhoda Rossman Born 1958	Trustee	Since 2006	Vice President, Corporate Investment Officer (2007- 2010), Senior Vice President and Treasurer (2003-2007), The PMI Group, Inc. (mortgage insurer)	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio).

Toshi Shibano Born 1950	Trustee	Since 2003	Faculty (since 2000), General Electric’s John F. Welch Leadership Center; President (since 1995), Strategic Financial Literacy, Inc. (financial education for professionals); Executive Education Lecturer (since 1988), Center for Executive Education, Haas School of Business, UC Berkeley; Adjunct Professor, Columbia Graduate School of Business (2000–2011).	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio).

Matthews Asia Funds	Page 39 of 91

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee During Past 5 Years

Jonathan F. Zeschin Born 1953	Trustee	Since 2007	Partner (since 2009), Essential Investment Partners, LLC (investment advisory and wealth management); President (since 2000), Essential Advisers Inc. (financial adviser); Managing Partner (since 1998), JZ Partners LLC (investments).	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio); Independent Chairman of the Board of Trustees, DCA Total Return Fund (2005–2011) (1 Portfolio) and DCW Total Return Fund (2006–2010) (1 Portfolio); Independent Trustee, ICON Funds (2002–2007) (17 Portfolios).
INTERESTED TRUSTEE[2]
G. Paul Matthews Born 1956	Trustee	Since 2007	Director (since 2009), Matthews; Portfolio Manager (1996–2012), Managing Member and Chairman (1996–2009), Chief Investment Officer (1991–2007), Matthews; President (1994–2007), the Funds.	15	Director (since 2013), Matthews A Share Selections Fund, LLC (1 Portfolio); Director (since 2004), Matthews Asian Selections Funds Plc (1 Portfolio).

1	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected.
2	This Trustee is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[1]
William J. Hackett Born 1967	President	Since 2008

Chief Executive Officer (since 2009), President and Secretary (since 2007), Matthews; Partner (2002–2007), Deloitte & Touche, LLP (accounting); Director (2009-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Chairman (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg; Director (2010-Present), Matthews Global Investors (Hong Kong) Limited, Hong Kong.

Robert Horrocks Born 1968	Vice President	Since 2009	Chief Investment Officer (since 2009), Director of Research (2008-2009), Matthews; Head of Research (2006-2008), Mirae Asset Management (investment management); Chief Investment Officer (2003-2006), Everbright Pramerica (investment management).

Matthews Asia Funds	Page 40 of 91

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John P. McGowan Born 1964	Vice President and Secretary	Since 2005	Senior Vice President of Business Administration (since 2009), Chief Administrative Officer (2007–2008), Chief Operating Officer (2004–2007), Matthews; Director (2004-Present), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Director (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg.

Shai Malka Born 1973	Treasurer	Since 2005	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004-2009), Matthews.

Jodi L. Morris, CFA Born 1970	Vice President	Since 2009	Senior Vice President (since 2006), Matthews; Partner, Director of Sales and Marketing (2004-2006), Advisor Partners, LLC (investment services).

Richard Gao Born 1967	Vice President	Since 2009	Portfolio Manager (since 1999), Matthews.

Mark W. Headley Born 1959	Vice President	Since 2009	Chairman (since 2009), Director (since 1996), Portfolio Manager (1996-2012), Chief Executive Officer or Co-Chief Executive Officer (2002-2009), President (1999-2007), Chief Investment Officer, (2007-2009), Matthews; Vice President (since 2009, 1999-2007), President (2007-2008), the Funds; Director (2004-2008), Matthews Asian Selections Funds, PLC, Dublin, Ireland.

Taizo Ishida Born 1957	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews; Vice-President and Portfolio Manager (2000-2006), Wellington Management Company (investment management).

Teresa Kong, CFA Born 1972	Vice President	Since 2011	Portfolio Manager (since 2010), Matthews; Head of Emerging Market Investments (2006-2009), Barclays Global Investors (investment management).

Kenneth Lowe, CFA Born 1984	Vice President	Since 2012	Portfolio Manager (since 2011), Research Analyst (2010-2011) Matthews; Investment Manager (2008-2010), Martin Currie Investment Management (investment management).

Jesper Madsen, CFA Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Research Analyst (2005-2006), Matthews.

J. Michael Oh, CFA Born 1976	Vice President	Since 2009	Portfolio Manager (since 2006), Assistant Portfolio Manager (2003-2006), Matthews.

Timothy B. Parker Born 1958	Vice President	Since 2008	General Counsel (since 2005), Matthews; Partner (2003 - 2005), Kirkpatrick & Lockhart Nicholson Graham LLP; Director (2010-Present), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (2010-Present), Matthews Global Investors S.àr.l., Luxembourg; Director (2010-Present), Matthews Global Investors (Hong Kong) Limited, Hong Kong.

Manoj K. Pombra Born 1964	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2005	Chief Compliance Officer and Anti-Money Laundering Officer (since 2005), Matthews; Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance (2001-2005), Franklin Templeton Investments.

Jonathan Schuman Born 1971	Vice President	Since 2010	Senior Vice President (since 2010), Matthews; Managing Director (1999-2010), PineBridge Investments (formerly AIG Investments) (investment management).

Matthews Asia Funds	Page 41 of 91

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Sharat Shroff, CFA Born 1973	Vice President	Since 2009	Portfolio Manager (since 2006), Matthews.

Lydia So, CFA Born 1978	Vice President	Since 2009	Portfolio Manager (since 2008), Senior Research Analyst (2007), Research Analyst (2006-2007), Matthews.

1.	Each officer serves at the pleasure of the Board of Trustees. Each officer is considered an “interested person” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust or Matthews.

Board Committees.

Currently, the Board has an Audit Committee, a Nominating and Compensation Committee, and a Compliance Committee. Each committee is composed solely of the Independent Trustees (currently, Messrs. Bobroff, Lyons, Shibano and Zeschin, and Ms. Rossman). The Chairman and functions of each committee are set forth below.

Audit Committee Mr. Zeschin, Chairperson	The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds’ independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm’s audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm’s certifications; and (4) review with such independent registered public accounting firm the adequacy of the Funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls. The Audit Committee met four times during the fiscal year ended December 31, 2012.

Nominating and Compensation Committee Ms. Rossman, Chairperson	The Nominating and Compensation Committee has the responsibility, among other things, to consider and nominate new Trustees to serve on the Board and to annually review and consider the compensation of the Board as well as the compensation of the CCO. The responsibility to review and consider compensation may be handled by all the Independent Trustees rather than formally by this Committee. The Nominating and Compensation Committee does not currently consider nominations from shareholders, but will do so if required by any applicable law, in which case the Nominating and Compensation Committee will provide shareholders with information as to how their nominations may be submitted for consideration. The Nominating and Compensation Committee met one time during the fiscal year ended December 31, 2012; however, the Independent Trustees met on one occasion to consider the compensation of the Independent Trustees and the CCO.

Compliance Committee Mr. Shibano, Chairperson	The Compliance Committee has the responsibility, among other things, to (1) oversee the implementation of the Trust’s compliance program; (2) review the CCO’s administration of compliance policies and procedures; and (3) monitor responses to any regulatory action or inquiry. The Compliance Committee met one time during the fiscal year ended December 31, 2012.

Matthews Asia Funds	Page 42 of 91

Information about Each Trustee’s Qualifications, Experience, Attributes or Skills.

The Board took into account a variety of factors in the original selection of candidates to serve as a Trustee, including the then composition of the Board. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In addition, the Trustees also possess various other intangible qualities such as intelligence, work ethic, the ability to work together, to communicate effectively, to ask incisive questions and exercise judgment, and to oversee the business of the Trust. The Board also considered, among other factors, the particular attributes described below with respect to the various individual Trustees. The summaries set forth below as to the qualifications, attributes, and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Mr. Bobroff has many years of experience as a recognized investment management industry consultant, including advising boards of directors and trustees of mutual funds in connection with their responsibilities, his familiarity with the legal and regulatory environment of mutual funds, and his service as an expert witness in legal proceedings related to mutual funds. He also has several years of experience serving on the Board.

Mr. Lyons has enjoyed and continues to enjoy a distinguished academic and professional career in fields relevant to business and the investment industry generally, as well as having many years of experience as a director and trustee of investment companies including over a decade in the past with this Trust.

Ms. Rossman has many years of experience as an investment professional specializing in portfolio management and is familiar with the analysis of investment strategy, trading, and performance results, as well as having several years of experience serving on the Board.

Mr. Shibano has many years of academic and professional business experience with prominent institutions and companies, much of which has related to financial matters. He also has roughly nine years of experience serving on the Board.

Mr. Zeschin has many years of experience in the investment management and investment advisory industry, including substantial experience with mutual funds and service as an independent trustee and chairman, including several years of experience serving on the Board.

Matthews Asia Funds	Page 43 of 91

Mr. Matthews has extensive executive and industry experience as the founder and senior executive of Matthews, familiarity with Asian equity securities and markets, as well as experience serving on the Board since its inception.

Fund Ownership by Trustees.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each of the Funds and in all registered investment companies overseen by the Trustee within the same family of investment companies, as of December 31, 2012.

Name of Trustee		Dollar Range of Equity Securities in each of the Funds*		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
Geoffrey H. Bobroff	▪	Matthews Asia Strategic		Above $100,000
		Income Fund	$10,001-$50,000
	▪	Matthews Asian Growth and
		Income Fund	$10,001-$50,000
	▪	Matthews Asia Dividend Fund	$10,001-$50,000
	▪	Matthews China Dividend Fund	$10,001-$50,000
	▪	Matthews Asia Growth Fund	$10,001-$50,000
	▪	Matthews Pacific Tiger Fund	$10,001-$50,000
	▪	Matthews Japan Fund	$1-$10,000
	▪	Matthews Asia Science and
		Technology Fund	$10,001-$50,000
	▪	Matthews Asia Small
		Companies Fund	$ 10,001-$50,000
	▪	Matthews China Fund	$1-$10,000
	▪	Matthews India Fund	$1-$10,000
	▪	Matthews China Small
		Companies Fund	$10,000-$50,000
Richard K. Lyons	▪	Matthews Asian Growth and Income Fund	$50,001-$100,000	$50,001-$100,000
Rhoda Rossman	▪	Matthews Asian Growth and		$50,001-$100,000
		Income Fund	$10,001-$50,000
	▪	Matthews Asia Dividend Fund	$10,001-$50,000
	▪	Matthews China Dividend Fund	$10,001-$50,000
	▪	Matthews India Fund	$10,001-$50,000
	▪	Matthews Japan Fund	$10,001-$50,000
	▪	Matthews Asia Small
		Companies Fund	$10,001-$50,000
Toshi Shibano	▪	Matthews China Fund	Above $100,000	Above $100,000
	▪	Matthews India Fund	$50,001-$100,000
Jonathan F. Zeschin	▪	Matthews Asia Strategic		Above $100,000
		Income Fund	$10,000-$50,000
	▪	Matthews Asia Dividend Fund	Above $100,000
	▪	Matthews China Dividend Fund	$10,001-$50,000
	▪	Matthews China Small
		Companies Fund	$10,000-$50,000

Matthews Asia Funds	Page 44 of 91

Name of Trustee		Dollar Range of Equity Securities in each of the Funds*		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INTERESTED TRUSTEE
G. Paul Matthews	▪	Matthews Asia Strategic Income Fund	Above $100,000	Above $100,000
	▪	Matthews Asian Growth and Income Fund	Above $100,000
	▪	Matthews Asia Dividend Fund	Above $100,000
	▪	Matthews China Dividend Fund	$50,001-$100,000
	▪	Matthews Asia Growth Fund	Above $100,000
	▪	Matthews Pacific Tiger Fund	Above $100,000
	▪	Matthews China Fund	Above $100,000
	▪	Matthews India Fund	$50,001-$100,000
	▪	Matthews Japan Fund	Above $100,000
	▪	Matthews Korea Fund	Above $100,000
	▪	Matthews Asia Small Companies Fund	Above $100,000
	▪	Matthews China Small Companies Fund	$50,001-$100,000
	▪	Matthews Asia Science and Technology Fund	$50,001-$100,000

* The Matthews Asia Focus Fund and Matthews Emerging Asia Fund did not exist as of December 31, 2012.

As of December 31, 2012, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews or the Funds’ underwriter, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews or the Funds’ underwriter.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the individual Fund, except that the shares shall be voted in the aggregate and not by individual Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Trust has retained Matthews to manage the assets of each of the Funds pursuant to the Advisory Agreement, which has been approved by the Board of Trustees, including the Independent Trustees. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Service Providers.” The Advisory Agreement has an initial term of two years for each Fund and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees casting votes in person at a meeting called for such purpose . A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to the Funds other than the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2012. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund will be available in the Funds’ Semi-Annual Report to Shareholders for the six months ending June 30, 2013.

Matthews Asia Funds	Page 45 of 91

Compensation

The fees and expenses of the Trustees are allocated among the fifteen series of the Trust and paid by the Trust.* The following table shows the fees paid during the fiscal year ended December 31, 2012 to the Trustees for their service to the Funds and the total compensation paid to the Trustees by the Fund Complex.

	Fiscal Year End of 12-31-12
Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees
Geoffrey H. Bobroff	$164,000	None	None	$164,000
Richard K. Lyons	$128,000	None	None	$128,000
Rhoda Rossman	$128,000	None	None	$128,000
Toshi Shibano	$128,000	None	None	$128,000
Jonathan F. Zeschin	$128,000	None	None	$128,000
G. Paul Matthews**	None	None	None	None

* The Matthews Asia Focus Fund and Matthews Emerging Asia Fund did not exist as of December 31, 2012 and therefore did not pay any compensation to the Independent Trustees during the fiscal year ended December 31, 2012.

** No compensation is paid by the Trust to Trustees who are “interested persons” of the Trust as defined under the 1940 Act because of an ownership interest in Matthews or an office held with the Trust or Matthews.

No officer or employee of Matthews receives any compensation from the Funds for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Funds.

Code of Ethics

The Trust and Matthews have adopted a written code of ethics (the “Code of Ethics”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. The Code of Ethics requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in certain personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code of Ethics is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code of Ethics. The Code of Ethics is on file with the SEC.

Matthews Asia Funds	Page 46 of 91

Proxy Voting Policies and Procedures

The Board of Trustees of the Funds has delegated to Matthews the authority to vote proxies of companies held in each Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, a division of RiskMetrics Group, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply the Proxy Policies, effect proxy votes and maintain appropriate records.

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, the Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of a Fund and its shareholders and votes accordingly. With respect to other more routine matters, the Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of a Fund or its shareholders (even if that vote is inconsistent with the Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances in which Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Funds or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

Matthews Asia Funds	Page 47 of 91

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews attempts to minimize this potential by utilizing an independent consultant to monitor and apply the Proxy Policies. The Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews votes proxies (i) in accordance with a pre-determined policy; (ii) based upon the recommendations of an independent third party; (iii) advises the Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

Information regarding how the Funds, other than the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA (2742) and (3) on the SEC’s website at sec.gov. Information regarding how the Matthews Asia Focus Fund and Matthews Emerging Asia Fund vote proxies relating to portfolio securities during the 12-month period ending June 30, 2013 will be available (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA (2742) and (3) on the SEC’s website at sec.gov.

Control Persons and Principal Holders of Securities

As of April 2, 2013, the Trustees and officers as a group owned less than 1% of the outstanding shares of each Class of the Funds, except for the Investor Class of the Matthews China Small Companies Fund and the Investor Class and the Institutional Class of the Matthews Asia Strategic Income Fund. As of April 2, 2013, the Trustees and officers as a group owned 8.3% of the Investor Class shares of the Matthews China Small Companies Fund, 3.9% of the Investor Class shares of the Matthews Asia Strategic Income Fund and 1.5% of the Institutional Class shares of the Matthews Asia Strategic Income Fund.

The tables below show, as of April 2, 2013, the persons who owned of record or beneficially more than 5% of the outstanding voting shares of the Funds.* Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders.

Matthews Asia Funds	Page 48 of 91

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asia	National Financial Services Corp.	31.79%
Strategic Income	FBO Exclusive Benefit of our Customers
Fund – Investor Class	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Charles Schwab & Co. Inc.
	FBO Special Custody Acct. for Exclusive Benefit of Customers	30.80%
	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	First Clearing, LLC
	2801 Market Street	11.69%
	Saint Louis, MO 63103

	TD Ameritrade Inc.
	For the Exclusive Benefit of Our Clients	9.37%
	P.O. Box 2226
	Omaha, NE 68103-2226

Matthews Asia	First Clearing, LLC
Strategic Income	2801 Market Street	76.20%
Fund – Institutional	Saint Louis, MO 63103
Class

	National Financial Services Corp.
	FBO Exclusive Benefit of our Customers	19.67%
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

Matthews Asian	Charles Schwab & Co. Inc.	38.05%
Growth and Income	FBO Special Custody Acct. for Exclusive Benefit of Customers
Fund – Investor Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.
	FBO Exclusive Benefit of our Customers	27.12%
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Pershing LLC
	1 Pershing Plaza	5.74%
	Jersey City, NJ 07399-0001

	TD Ameritrade Inc.
	For the Exclusive Benefit of Our Clients	5.38%
	P.O. Box 2226
	Omaha, NE 68103-2226

Matthews Asia Funds	Page 49 of 91

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asian	Charles Schwab & Co. Inc.	48.22%
Growth and Income	FBO Special Custody Acct. for Exclusive Benefit of Customers
Fund – Institutional	Attn: Mutual Funds
Class	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.	33.38%
	FBO Exclusive Benefit of our Customers
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Pershing LLC	5.15%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Matthews Asia	Charles Schwab & Co. Inc.	37.06%
Dividend Fund –	FBO Special Custody Acct. for Exclusive Benefit of Customers
Investor Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.
	FBO Exclusive Benefit of our Customers	19.79%
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Pershing LLC
	1 Pershing Plaza	6.79%
	Jersey City, NJ 07399-0001

	TD Ameritrade Inc.
	For the Exclusive Benefit of Our Clients	5.64%
	P.O. Box 2226
	Omaha, NE 68103-2226

	Merrill Lynch Pierce Fenner & Smith Inc.
	For the Sole Benefit of its Customers	5.45%
	Attn: Service Team
	4800 Deer Lake Drive East, 3rd Floor
	Jacksonville, FL 32246

Matthews Asia Funds	Page 50 of 91

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asia	Charles Schwab & Co. Inc.
Dividend Fund –	FBO Special Custody Acct. for Exclusive Benefit of Customers	30.99%
Institutional Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.
	FBO Exclusive Benefit of our Customers	8.60%
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Pershing LLC	7.40%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Matthews China	Charles Schwab & Co. Inc.	39.87%
Dividend Fund –	FBO Special Custody Acct. for Exclusive Benefit of Customers
Investor Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.	29.49%
	FBO Exclusive Benefit of our Customers
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

Matthews China	Pershing LLC	74.91%
Dividend Fund –	1 Pershing Plaza
Institutional Class	Jersey City, NJ 07399-0001

	Strafe & Co.	8.41%
	FBO the Shapira Group Trust
	P.O. Box 6924
	Newark, DE 19714-6924

	Strafe & Co.	7.12%
	FBO the Boyd Group Trust
	P.O. Box 6924
	Newark, DE 19714-6924

	Strafe & Co.	6.56%
	FBO Elijahu and Anne Shapira
	P.O. Box 6924
	Newark, DE 19714-6924

Matthews Asia Funds	Page 51 of 91

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asia	Charles Schwab & Co. Inc.
Growth Fund –	FBO Special Custody Acct. for Exclusive Benefit of Customers	35.38%
Investor Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	Merrill Lynch Pierce Fenner & Smith Inc.
	For the Sole Benefit of its Customers	18.71%
	Attn: Service Team
	4800 Deer Lake Drive East, 3rd Floor
	Jacksonville, FL 32246

	National Financial Services Corp.
	FBO Exclusive Benefit of our Customers	15.44%
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	TD Ameritrade Inc.
	For the Exclusive Benefit of Our Clients	5.69%
	P.O. Box 2226
	Omaha, NE 68103-2226

Matthews Asia	National Financial Services Corp.	24.46%
Growth Fund –	FBO Exclusive Benefit of our Customers
Institutional Class	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Mac & Co.	16.18%
	Attn: Mutual Fund Operations
	525 William Penn Place
	P.O. Box 3198
	Pittsburgh, PA 15230-3198

	Charles Schwab & Co. Inc.	12.39%
	FBO Special Custody Acct. for Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	Mac & Co.	10.75%
	Attn: Mutual Fund Operations
	525 William Penn Place
	P.O. Box 3198
	Pittsburgh, PA 15230-3198

Matthews Asia Funds	Page 52 of 91

Fund	Account Holders Name, Address	Percentage of Shares
	Bank of America, NA
	Attn: MFO Omni 1-1	10.27%
	P.O. Box 843869
	Dallas, TX 75284-3869

	Mac & Co.
	Attn: Mutual Fund Operations	7.18%
	525 William Penn Place
	P.O. Box 3198
	Pittsburgh, PA 15230-3198

	AHS Hospital Corp.	6.18%
	Atlantic Health System
	100 Madison Ave. #920
	Morristown, NJ 07962-1956

Matthews Pacific	Charles Schwab & Co. Inc.	38.01%
Tiger Fund –	FBO Special Custody Acct. for Exclusive Benefit of Customers
Investor Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.	25.96%
	FBO Exclusive Benefit of our Customers
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Pershing LLC	5.50%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Matthews Pacific	National Financial Services Corp.	14.72%
Tiger Fund –	FBO Exclusive Benefit of our Customers
Institutional Class	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Charles Schwab & Co. Inc.	10.62%
	FBO Special Custody Acct. for Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

Matthews Asia Funds	Page 53 of 91

		Percentage of
Fund	Account Holders Name, Address	Shares
Matthews China	Charles Schwab & Co. Inc.	37.98%
Fund – Investor	FBO Special Custody Acct. for Exclusive Benefit of Customers
Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	National Financial Services Corp.	28.42%
	FBO Exclusive Benefit of our Customers
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street New York, NY 10281-1003

	TD Ameritrade Inc.	5.80%
	For the Exclusive Benefit of Our Clients
	P.O. Box 2226
	Omaha, NE 68103-2226

Matthews China	Charles Schwab & Co. Inc.	17.67%
Fund – Institutional	FBO Special Custody Acct. for Exclusive Benefit of Customers
Class	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	Brown Brothers Harriman & Co.	12.76%
	Custodian for AFP Provida Tipo B
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd.
	Jersey City, NJ 07310-1606

	Brown Brothers Harriman & Co.	8.10%
	Custodian for AFP Provida Tipo A
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd
	Jersey City, NJ 07310-1606

	Brown Brothers Harriman & Co.	7.78%
	Custodian for AFP Capital Tipo B
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd. Jersey City, NJ 07310-1606

	Brown Brothers Harriman & Co.	7.71%
	Custodian for AFP Cuprum Tipo B
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd.
	Jersey City, NJ 07310-1606

	Mitra & Co.	7.60%
	c/o M&I Trust Co., NA
	Attn: MF
	11270 West Park Place Ste. 400
	Milwaukee, WI 53224

Matthews Asia Funds	Page 54 of 91

		Percentage of
Fund	Account Holders Name, Address	Shares
	National Financial Services Corp.	6.86%
	FBO Exclusive Benefit of our Customers
	Attn: Mutual Funds, 5th Floor
	200 Liberty Street New York, NY 10281-1003

	Brown Brothers Harriman & Co.	6.85%
	Custodian for AFP Capital Tipo A
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd.
	Jersey City, NJ 07310-1606

	Brown Brothers Harriman & Co.	6.67%
	Custodian for AFP Provida Tipo A
	Attn: Investment Funds Global Distribution Center
	525 Washington Blvd.
	Jersey City, NJ 07310-1606

Matthews India	National Financial Services Corp.	33.16%
Fund – Investor	FBO Exclusive Benefit of our Customers
Class	Attn: Mutual Funds, 5th Floor
	200 Liberty Street
	New York, NY 10281-1003

	Charles Schwab & Co. Inc.	24.88%
	FBO Special Custody Acct. for Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery Street
	San Francisco, CA 94104-4122

	TD Ameritrade Inc For The	7.49%
	For The Exclusive Benefit of Our Clients
	PO BOX 2226
	Omaha Ne 68103-2226

Matthews India	Mitra & Co FBO 98	80.81%
Fund – Institutional	c/o M&I Trust Co NA
Class	11270 West Park Place
	Suite 400 - Attn: Mutual Funds
	Milwaukee, WI 53224

	National Financial Services Corp	19.10%
	FBO Exclusive Benefit of Our
	Customers Attn: Mutual Funds 5TH FL
	200 Liberty St FL 5
	New York NY 10281-1003

Matthews Asia Funds	Page 55 of 91

		Percentage of
Fund	Account Holders Name, Address	Shares
Matthews Japan	Charles Schwab & Co Inc.	30.56%
Fund – Investor	FBO Special Custody Acct for
Class	Exclusive Benefit of Customers
	attn Mutual Funds
	101 Montgomery ST
	San Francisco CA 94104-4122

	National Financial Services Corp	23.72%
	FBO Exclusive Benefit of our
	Customers c/o Sal Yella
	Customers Attn Mutual Funds 5th fl
	200 Liberty St Fl 5
	New York NY 10281-1003

	RCAB Collective Investment Partnership	5.84%
	A Partnership
	66 Brooks Dr
	Braintree Ma 02184-3839

	Morgan Stanley Smith Barney	5.49%
	Harborside Financial Center
	Plaza 2 3rd floor
	Jersey City NJ 07311

Matthews Japan	National Financial Services Corp	59.26%
Fund – Institutional	FBO Exclusive Benefit of our
Class	Customers c/o Sal Vella
	Customers Attn Mutual Funds 5th FL
	200 Liberty St FL 5
	New York NY 10281-1003

	Charles Atwood Company
	136 E Michigan Ave Ste 1201	40.55%
	Kalamazoo MI 49007

Matthews Korea	National Financial Services Corp
Fund – Investor	FBO Exclusive Benefit of our	27.89%
Class	Customers Attn: Mutual Funds 5th FL
	200 Liberty St FL 5
	New York NY 10281-1003

	Charles Schwab & co Inc.	24.05%
	FBO Special Custody Acct for
	Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery ST
	San Francisco CA 94104-4122

Matthews Asia Funds	Page 56 of 91

		Percentage of
Fund	Account Holders Name, Address	Shares
	TD Ameritrade Inc	7.66%
	For the Exclusive Benefit of Our Clients
	PO BOX 2226
	Omaha NE 68103-2226

Matthews Korea	Brown Brothers Harriman & Co	100.00%
Fund – Institutional	Custodian for AFP Provida Tipo C
Class	Attn: Investment Funds Global
	Distribution Center
	525 Washington Blvd
	Jersey City NJ 07310

Matthews Asia	National Financial Services Corp	37.53%
Small Companies	FBO Exclusive Benefit of OUR
Fund – Investor	Customers C/O Sal Vella
Class	Customers Attn Mutual Funds 5th Fl
	200 LIberty ST FL 5
	New York NY 10281-1003

	Charles Schwab & Co Inc.	30.14%
	FBO Special Custody ACCT FOR
	Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery ST
	San Francisco CA 94104-4122

	TD Ameritrade Inc	6.64%
	For The Exclusive Benefit of Our Clients
	PO BOX 2226
	Omaha NE 68103-2226

	Tiedemann Trust Company	6.55%
	Attention Trust Dept
	1201 North Market Street
	Suite 1406
	Wilmington DE 19801

Matthews Asia–	Charles Schwab & Co Inc	27.26%
Science and	FBO Special Custody Acct For
Technology Fund	Exclusive Benefit of Customers
Investor Class	Attn: Mutual Funds
	101 Montgomery St
	San Francisco CA 94104-4122

	National Financial Services Corp	17.80%
	FBO Exclusive Benefit of our
	Customers Attn Mutual Funds 5TH Fl
	200 Liberty St FL 5
	New York NY 10281-1003

Matthews Asia Funds	Page 57 of 91

		Percentage of
Fund	Account Holders Name, Address	Shares
	Mac & Co	9.32%
	Mutual Fund Operations
	PO BOX 3198
	525 William Penn Place
	Pittsburgh PA 15230

	Merrill Lynch Pierce Fenner & Smith Inc	6.43%
	For The Sole Benefit of its Customers
	ATTN Service Team
	4800 Deer Lake Drive East 3rd Floor
	Jacksonville FL 32246

	Mac & Co	5.17%
	Mutual Fund Operations
	PO BOX 3198
	525 William Penn Place
	Pittsburgh PA 15230

	AHS Hospital Corp	5.02%
	Atlantic Health System
	100 Madison AVE #920
	Morristown NJ 07962-1956

Matthew China	National Financial Services Corp	38.81%
Small Companies	FBO Exclusive Benefit of Our Customers
Fund – Investor	Attn: Mutual Funds 5th Fl
Class	200 Liberty St FL 5
	New York NY 10281-1003

	Charles Schwab & Co Inc.
	FBO Special Custody Acct For	35.21%
	Exclusive Benefit of Customers
	Attn: Mutual Funds
	101 Montgomery St
	San Francisco CA 94104-4122

	Pershing LLC
	1 Pershing Plaza	8.97%
	Jersey City NJ 07399-0001

Matthews Asia Funds	Page 58 of 91

* The Matthews Asia Focus Fund and Matthews Emerging Asia Fund did not commence operations and did not have any voting shares outstanding as of April 2, 2013.

Investment Advisor, Underwriter and Other Service Providers

Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. LM Matthews Holdings III, LLC and LM Matthews Holdings III-A, LLC, which are special purpose entities controlled by Lovell Minnick Partners, LLC (collectively, “Lovell Minnick”), an investment firm, have a collective ownership interest of 25.6% in Matthews. City National Corporation, a holding company for a bank and other financial services companies (including a broker-dealer and wholly or partially owned investment advisers, “City”), has an ownership interest of 10%-25% in Matthews. G. Paul Matthews (who is a Managing Member of Matthews) and Mark W. Headley (who is the Chairman and a Managing Member of Matthews) each have an ownership interest of 10%-25% in Matthews. A representative of each of Lovell Minnick and City, as well as Mr. Matthews and Mr. Headley, are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of Lovell Minnick, City, Mr. Matthews and Mr. Headley may, for certain purposes, be deemed to be affiliated with or in control of Matthews. In addition, Mr. Matthews is a Trustee of the Funds, and Mr. Headley is a Vice President of the Funds. For these reasons, each of Mr. Matthews and Mr. Headley may be deemed to be affiliated persons of the Funds.

Matthews performs its duties and is paid pursuant to its Advisory Agreement dated August 13, 2004, as amended (the “Advisory Agreement”) with the Funds. Some of the terms of the Advisory Agreement are set by the 1940 Act, such as the annual review and renewal of the Advisory Agreement by the Board of Trustees after an initial two-year term and the termination by the Board of Trustees without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, Matthews may, from time-to-time, voluntarily waive its advisory fees and/or reimburse expenses with respect to one or more of the Funds, but is not obligated to do so.

Under the Advisory Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of each Fund, or by the Board of Trustees, including a majority of the Independent Trustees. The Advisory Agreement may be terminated with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of each Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to that Fund. The Advisory Agreement can only be assigned with prior shareholder approval. In the event that the Advisory Agreement is assigned without shareholder approval, the Advisory Agreement automatically terminates.

Matthews Asia Funds	Page 59 of 91

Under the Advisory Agreement, each Fund is responsible for payment of all of its expenses except those specifically assumed by Matthews or another third party, including payment of the following expenses:

1.	The fees and expenses of the Independent Trustees;

2.	The salaries and expenses of any of the Funds’ officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Funds’ custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Funds’ portfolio securities and of pricing the Funds’ shares;

11.	Expenses of maintaining the Funds’ legal existence and of shareholders’ meetings;

12.	Expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Funds’ Compliance Program as required by the 1940 Act.

The ratio of each Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by each Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Pursuant to amendments to the Advisory Agreement dated as of August 31, 2007, November 30, 2009 and April 30, 2013, the Funds, other than the Matthews Asia Strategic Income Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund and Matthews China Small Companies Fund, pay Matthews 0.75% of the annual aggregate average daily net assets of such Funds up to $2 billion, 0.6834% of the annual aggregate average daily net assets of such Funds between $2 billion and $5 billion, and 0.65% of the annual aggregate average daily net assets of such Funds over $5 billion.

Matthews Asia Funds	Page 60 of 91

The Matthews Asia Small Companies Fund pays Matthews, pursuant to an amendment to the Advisory Agreement dated as of September 15, 2008, an annual fee of 1.00% of its average daily net assets. The Matthews China Small Companies Fund pays Matthews, pursuant to an amendment to the Advisory Agreement dated as of May 19, 2011, an annual fee of 1.00% of its average daily net assets. The Matthews Asia Strategic Income Fund pays Matthews, pursuant to an amendment to the Advisory Agreement dated as of November 30, 2011, an annual fee of 0.65% of its average daily net assets. The Matthews Emerging Asia Fund pays Matthews, pursuant to an amendment to the Advisory Agreement dated as of April 30, 2013, an annual fee of 1.00% of its average daily net assets. In addition, under a Shareholder Services Agreement, the Funds pay Matthews a fee for administrative and shareholder services. See “Shareholder Servicing and Administration.”

During the fiscal years ended December 31, 2010, 2011 and 2012, the aggregate advisory fees earned by Matthews before and after reimbursement of expenses, waiver of fees or recoupment of previously waived fees or subsidized expenses by Matthews were as follows:

Fiscal Year Ended December 31	Aggregate Advisory Fees Earned by Matthews (before Waivers, Reimbursements or Recoupments)	Aggregate Advisory Fees Earned by Matthews (after Waivers, Reimbursements or Recoupments)
2010	$88,733,647	$88,766,495
2011	$108,028,081	$107,920,218
2012	$108,669,392	$108,439,972

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and/or reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For the Matthews China Fund, Matthews India Fund, Matthews Japan Fund, Matthews Korea Fund, Matthews Asia Small Companies Fund, Matthews China Small Companies Fund and Matthews Asia Science and Technology Fund, this level is 2.00%. For the Matthews Asian Growth and Income Fund, Matthews Asia Growth Fund and Matthews Pacific Tiger Fund, this level is 1.90%. For the Matthews Asia Dividend Fund and Matthews China Dividend Fund, this level is 1.50%.

For the Matthews Asia Strategic Income Fund, Matthews agrees to waive fees and/or reimburse expenses if its expense ratio exceeds 1.25% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class will exceed 1.25%.

For the Matthews Asia Focus Fund, Matthews agrees to waive fees and/or reimburse expenses if its expense ratio exceeds 1.75% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class will exceed 1.75%.

Matthews Asia Funds	Page 61 of 91

For the Matthews Emerging Asia Fund, Matthews agrees to waive fees and/or reimburse expenses if its expense ratio exceeds 2.00% for the Institutional Class and agrees to reduce the expense ratio by an equal amount for the Investor Class. Because certain expenses of the Investor Class are higher than the Institutional Class, total annual fund expenses for the Investor Class will exceed 2.00%.

In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews China Small Companies Fund, Matthews Asia Strategic Income Fund, Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2013. For the Matthews China Small Companies Fund and Matthews Asia Strategic Income Fund, this agreement will continue through at least August 31, 2014. For the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, this agreement will continue through at least August 31, 2015. These agreements may be extended for additional periods for each of the Funds.

Matthews has also agreed to waive fees and/or reimburse additional expenses for the Institutional Class of the Matthews Asia Strategic Income Fund, Matthews Asia Focus Fund and Matthews Emerging Asia Fund on a voluntary basis if the expense ratios of such Funds exceed 1.00%, 1.50% and 1.75%, respectively. Furthermore, any amounts voluntarily waived by Matthews in respect of the Institutional Class of the Matthews Asia Strategic Income Fund, Matthews Asia Focus Fund and Matthews Emerging Asia Fund, excluding any voluntary waiver of class-specific shareholder servicing fees, will also be waived for the Investor Class of such Funds. These voluntary waivers and/or reimbursements may be terminated at any time in the sole and absolute discretion of Matthews.

For the fiscal years ended December 31, 2012, 2011 and 2010, the gross advisory fees, the Matthews’ fees waived and other expenses waived, reimbursed or recaptured and the net advisory fees for each Fund were as follows:

	FYE 12-31-12
Matthews Fund	Gross Advisory Fees Earned	Matthews’ Fees Waived and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Strategic Income Fund	$152,448	$(161,965)	$(9,517)
Asian Growth and Income Fund	22,674,023	$0	$22,674,023
Asia Dividend Fund	$19,471,948	$0	$19,471,948
China Dividend Fund	$217,096	$8,970	$226,066
Asia Growth Fund	$2,539,982	$0	$2,539,982
Pacific Tiger Fund	$38,919,428	$0	$38,919,428
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$14,332,399	$0	$14,332,399
India Fund	$4,324,138	$0	$4,324,138
Japan Fund	$766,223	$0	$766,223
Korea Fund	$1,095,880	$0	1,095,880
Asia Small Companies	$3,164,318	$0	$3,164,318
China Small Companies	$60,925	$(76,425)	$(15,500)
Asia Science and Technology Fund	$950,584	$0	$950,584

Matthews Asia Funds	Page 62 of 91

	FYE 12-31-11
Matthews Fund	Gross Advisory Fees Earned	Matthews’ Fees Waived and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Strategic Income Fund***	$6,628	$(22,796)	$(16,168)
Asian Growth and Income Fund	$24,156,540	$0	$24,156,540
Asia Dividend Fund	$15,675,930	$0	$15,675,930
China Dividend Fund	$267,471	$(8,122)	$259,349
Asia Growth Fund	$2,342,151	$0	$2,342,151
Pacific Tiger Fund	$34,384,304	$0	$34,384,304
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$17,300,295	$0	$17,300,295
India Fund	$6,533,378	$0	$6,533,378
Japan Fund	$831,674	$0	$831,674
Korea Fund	$1,162,425	$0	$1,162,425
Asia Small Companies	$4,166,270	$0	$4,166,270
China Small Companies****	$23,013	$(76,945)	$(53,932)
Asia Science and Technology Fund	$1,178,002	$0	$1,178,002

	FYE 12-31-10
Matthews Fund	Gross Advisory Fees Earned	Matthews’ Fees Waived and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Strategic Income Fund***	N/A	N/A	N/A
Asian Growth and Income Fund	$20,866,236	$0	$20,866,236
Asia Dividend Fund	$6,759,893	$34,648	$6,794,541
China Dividend Fund	$144,360	$(96,407)	$47,953
Asia Growth Fund	$1,745,528	$0	$1,745,528
Pacific Tiger Fund	$29,376,374	$0	$29,376,374
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$18,044,591	$0	$18,044,591
India Fund	$6,861,287	$0	$6,861,287
Japan Fund	$460,632	$0	$460,632
Korea Fund	$956,336	$0	$956,336
Asia Small Companies	$2,490,870	$94,607	$2,585,477
China Small Companies***	N/A	N/A	N/A
Asia Science and Technology Fund	$1,027,540	$0	$1,027,540

* The Matthews Asia Focus Fund commenced operations on April 30, 2013.

** The Matthews Emerging Asia Fund commenced operations on April 30, 2013.

*** The Matthews Asia Strategic Income Fund commenced operations on November 30, 2011.

**** The Matthews China Small Companies Fund commenced operations on May 31, 2011.

Matthews Asia Funds	Page 63 of 91

Portfolio Managers

The following table shows information regarding other accounts managed by the Funds’ Portfolio Managers as of December 31, 2012.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Kenichi Amaki Co-Portfolio Manager of the Matthews Japan and Asia Small Companies Funds	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
		0	$0	0	$0
Sunil Asnani Co-Portfolio Manager of the Matthews India Fund	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
		0	$0	0	$0
Richard H. Gao Lead Portfolio Manager of the Matthews Pacific Tiger, China and China Small Companies Funds	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	3	$44,059,674	0	$0
		3	$404,799,171	0	$0
Michael Han, CFA Co-Portfolio Manager of the Matthews Korea Fund	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
		0	$0	0	$0
Robert Harvey, CFA Co-Portfolio Manager of the Matthews Emerging Asia Fund	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
		0	$0	0	$0

Matthews Asia Funds	Page 64 of 91

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance

Robert Horrocks Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asian Growth and Income Fund;	Other Pooled Investment Vehicles	1	$1,441,524,307	0	$0
Co-Portfolio Manager of the Matthews Asia Strategic Income Fund	Other Accounts	0	$0	0	$0

Gerald Hwang, CFA Co-Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Strategic Income Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Taizo Ishida Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Growth, Japan and Emerging Asia Funds	Other Pooled Investment Vehicles	2	$138,784,392	0	$0
	Other Accounts	0	$0	0	$0
Teresa Kong, CFA Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Strategic Income Fund	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Kenneth Lowe, CFA Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Focus Fund; Co-Portfolio Manager of the Matthews Asian Growth and	Other Pooled Investment Vehicles Other Accounts	0	$0	0	$0
Income Fund		0	$0	0	$0

Jesper Madsen, CFA Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Dividend Fund; Co-Portfolio Manager of the Matthews China Dividend Fund	Other Pooled Investment Vehicles Other Accounts	2	$311,780,711	0	$0
		0	$0	0	$0
J. Michael Oh, CFA Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Science and Technology and Korea Funds;	Other Pooled Investment Vehicles	0	$0	0	$0
Co-Portfolio Manager of the Matthews Asia Focus Fund	Other Accounts	0	$0	0	$0

Matthews Asia Funds	Page 65 of 91

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Sharat Shroff, CFA, Lead Portfolio Manager of the Matthews	Registered Investment Companies	0	$0	0	$0
Pacific Tiger and India Funds; Co-Portfolio Manager of	Other Pooled Investment Vehicles	2	$23,297,459	0	$0
the Matthews Asia Growth and Asia Focus Funds	Other Accounts	3	$404,799,171	0	$0

Lydia So, CFA Lead Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews Asia Small Companies Fund; Co-	Other Pooled Investment Vehicles	0	$0	0	$0
Portfolio Manager of the Matthews Asia Science and Technology Fund	Other Accounts	0	$0	0	$0

Henry Zhang Co-Portfolio Manager of	Registered Investment Companies	0	$0	0	$0
the Matthews China and China Small Companies Funds	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Yu Zhang, CFA Lead Portfolio Manager of the Matthews China Dividend Fund; Co-Portfolio Manager of	Registered Investment Companies Other Pooled Investment Vehicles	0	$0	0	$0
the Matthews Asia Dividend Fund	Other Accounts	0	$0	0	$0
		0	$0	0	$0

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, participation in the equity or revenues of the firm, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution of the shares of the Funds. Key elements of compensation are detailed below:

Base Salary	Each Portfolio Manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus	Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the pre-tax performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Performance is generally considered on an absolute basis over longer periods (five to ten years). However, market conditions and performance relative to the benchmark or peer group of a Fund or other account may also be considered.

Matthews Asia Funds	Page 66 of 91

Other Compensation	Certain Portfolio Managers may receive compensation in the form of equity interests in Matthews or cash payments based upon a percent of Matthews’ revenues. Matthews is a private limited liability company that provides pass-through treatment. Accordingly holders of equity interests may be allocated portions of Matthews’ profits and losses, and may receive cash distributions. Such distributions may be made subject to certain required distributions and payments, Matthews’ working capital requirements and similar considerations.

Benefit Programs	Portfolio Managers participate in benefit plans and programs available generally to all employees.

As shown in the table above, certain Portfolio Managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other U.S. or non-U.S. mutual funds advised or sub-advised by Matthews, and separately managed accounts. Fees earned by Matthews may vary among these accounts, the Portfolio Managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. These factors may create conflicts of interest because a Portfolio Manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. A Portfolio Manager’s compensation arrangement may also give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; and the bonuses of the Portfolio Managers relate to increases in asset levels under Matthews’ management. Additional, as explained above, certain Portfolio Managers may receive equity-based compensation from Matthews. The management of or participation in the management of multiple Funds and accounts may give rise to potential conflicts of interest among the Funds and accounts, as Portfolio Managers must allocate their time and investment ideas across the Funds and other accounts, which may pay different fees to Matthews and have different objectives, benchmarks and time horizons. A Portfolio Manager may execute transactions for a Fund or other account that may adversely impact the value of securities held by the Fund. Any securities selected for a Fund or other account may perform differently than the securities selected for another Fund or other account. However, Matthews believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular Portfolio Manager are generally managed in a similar fashion, subject to a variety of exceptions (for example, particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors). In addition, the Funds and Matthews have adopted a trade management policy, which they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts. With respect to the allocation of investment opportunities (i.e., investment ideas), Matthews has established policies and procedures that provide that all research conducted by any member of Matthews’ investment team be generally available to every other member. However, Matthews Portfolio Managers may act upon applicable research at any time, and no account or investment mandate (i.e., a group of accounts with similar investment objectives) has any general priority in the access to or allocation of any investment opportunity. In addition, Matthews may determine that priority to an investment opportunity should be established because of its limited availability, the difficulty of execution or other factors. Currently Matthews accords such priority with respect to (i) new accounts (such as the Matthews Asia Small Companies Fund and Matthews China Small Companies Fund) that invest in Asia Small Companies (as defined in the Prospectus); (ii) investments in Asia Small Companies in which no account managed by Matthews has previously invested; and (iii) accounts that focus on a specific country or sector and intend to invest in initial public offerings, secondary public offerings and private placements may be given priority in such opportunities to the extent they are associated with securities from a country or in a sector in which the account invests (e.g., the Matthews China Fund may be accorded priority with respect to the initial public offering of a Chinese company).

Matthews Asia Funds	Page 67 of 91

The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Code of Ethics will adequately address such conflicts.

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund for which they are primarily responsible for the day-to-day management of the Fund’s portfolio and in all Funds of the Trust, as of December 31, 2012.

Name of	Dollar Range of
Portfolio Manager	Equity Securities in each Fund**
Kenichi Amaki	▪	Matthews Asia Dividend Fund*	$50,001-$100,000
	▪	Matthews China Dividend Fund*	$10,001-$50,000
	▪	Matthews China Fund*	$10,001-$50,000
	▪	Matthews Japan Fund	$10,001-$50,000
	▪	Matthews Asia Small Companies Fund	$10,001-$50,000
	▪	Matthews China Small Companies Fund*	$10,001-$50,000

Sunil Asnani	▪	Matthews India Fund	$1-$10,000

Richard H. Gao	▪	Matthews Asia Dividend Fund*	$1-$10,000
	▪	Matthews China Dividend Fund*	$10,001-$50,000
	▪	Matthews Asian Growth and Income Fund*	$10,001-$50,000
	▪	Matthews Asia Growth Fund*	$10,001-$50,000
	▪	Matthews Pacific Tiger Fund	$50,001-$100,000
	▪	Matthews Asia Science and Technology Fund*	$10,001-$50,000
	▪	Matthews China Fund	$50,001-$100,000
	▪	Matthews India Fund*	$10,001-$50,000
	▪	Matthews Japan Fund*	$1-$10,000
	▪	Matthews Korea Fund*	$10,001-$50,000
	▪	Matthews China Small Companies Fund	$50,001-$100,000

Michael Han, CFA	▪	Matthews China Dividend Fund*	$1-$10,000
	▪	Matthews Korea Fund	$10,001-$50,000
	▪	Matthews Asia Small Companies Fund*	$1-$10,000
	▪	Matthews Japan Fund*	$1-$10,000

Matthews Asia Funds	Page 68 of 91

Robert Harvey	▪	N/A

Robert Horrocks	▪	Matthews Asia Strategic Income Fund	$100,001-$500,000
	▪	Matthews Asia Dividend Fund*	$100,001-$500,000
	▪	Matthews China Dividend Fund*	$100,001-$500,000
	▪	Matthews Asian Growth and Income Fund	$100,001-$500,000

Gerald Hwang, CFA	▪	N/A

Taizo Ishida	▪	Matthews Asia Strategic Income Fund*	$10,001-$50,000
	▪	Matthews Asia Dividend Fund*	$10,001-$50,000
	▪	Matthews Asia Growth Fund	$100,001-$500,000
	▪	Matthews Japan Fund	$100,001-$500,000
	▪	Matthews Pacific Tiger Fund*	$50,001-$100,000
	▪	Matthews Asia Small Companies Fund*	$10,001-$50,000
	▪	Matthews China Small Companies Fund*	$50,001-$100,000

Teresa Kong, CFA	▪	Matthews Asia Strategic Income Fund	$100,001-$500,000
	▪	Matthews Asia Dividend Fund*	$100,001-$500,000
	▪	Matthews Asian Growth and Income Fund*	$100,001-$500,000
	▪	Matthews Pacific Tiger Fund*	$100,001-$500,000
	▪	Matthews India Fund*	$50,001-$100,000
	▪	Matthews Asia Small Companies Fund*	$100,001-$500,000

Kenneth Lowe, CFA	▪	N/A

Jesper Madsen, CFA	▪	Matthews Asia Dividend Fund	$50,001-$100,000
	▪	Matthews China Dividend Fund	$10,001-$50,000
	▪	Matthews Asian Growth and Income Fund *	$50,001-$100,000
	▪	Matthews Asia Growth Fund*	$1-$10,000
	▪	Matthews Japan Fund*	$10,001-$50,000
	▪	Matthews Korea Fund*	$1-$10,000

J. Michael Oh, CFA	▪	Matthews Asia Science and Technology Fund	$50,001-$100,000
	▪	Matthews Korea Fund	$10,001-$50,000

Sharat Shroff, CFA	▪	Matthews Asia Dividend Fund*	$1-$10,000
	▪	Matthews China Dividend Fund*	$10,001-$50,000
	▪	Matthews Asian Growth and Income Fund*	$10,001-$50,000
	▪	Matthews Asia Growth Fund	$10,001-$50,000
	▪	Matthews Pacific Tiger Fund	$50,001-$100,000
	▪	Matthews China Fund*	$1-$10,000
	▪	Matthews India Fund	$50,001-$100,000
	▪	Matthews Japan Fund*	$10,001-$50,000
	▪	Matthews Korea Fund*	$1-$10,000
	▪	Matthews Asia Small Companies Fund*	$1-$10,000
	▪	Matthews Asia Science and Technology Fund*	$1-$10,000
	▪	Matthews China Small Companies Fund*	$10,001-$50,000

Matthews Asia Funds	Page 69 of 91

Lydia So, CFA	▪	Matthews Asia Growth Fund*	$1-$10,000
	▪	Matthews Pacific Tiger Fund*	$10,001-$50,000
	▪	Matthews Asia Small Companies Fund	$100,001-$500,000
	▪	Matthews Asia Science and Technology Fund	$1-$10,000

Henry Zhang, CFA	▪	Matthews Asia Dividend Fund*	$10,001-$50,000
	▪	Matthews China Fund	$50,001-$100,000
	▪	Matthews Asia Small Companies Fund*	$1-$10,000
	▪	Matthews China Small Companies Fund	$10,001-$50,000

Yu Zhang, CFA	▪	Matthews Asia Dividend Fund	$10,001-$50,000
	▪	Matthews Japan Fund*	$10,001-$50,000
	▪	Matthews Asia Small Companies Fund*	$10,001-$50,000

* The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.

** The Matthews Asia Focus Fund and Matthews Emerging Asia Fund did not commence operations and did not offer shares for sale to the public as of December 31, 2012.

Principal Underwriter in the United States

The Trust and Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors LLC (the “Underwriter”), have entered into an Underwriting Agreement (the “Underwriting Agreement”). The Underwriter, located at 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, acts as the statutory principal underwriter in the United States of the Funds’ shares. The Underwriter is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Matthews compensates the Underwriter for its services to the Funds.

Pursuant to the Underwriting Agreement, the Underwriter acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Underwriter continually distributes shares of the Funds on a best efforts basis. The Underwriter has no obligation to sell any specific quantity of Fund shares. The Underwriter and its officers have no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Funds.

The Underwriter may enter into agreements with selected broker-dealers, banks or other financial intermediaries for the distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or Matthews, rather than the Underwriter, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Underwriter. These financial intermediaries may otherwise act as processing agents and be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

The Trust has agreed to indemnify the Underwriter from losses relating to the Underwriter’s assumption of the principal underwriter function and from prospectus and sales material disclosure liability.

Matthews Asia Funds	Page 70 of 91

Principal Underwriter in Latin America

The Trust and HMC Partners (“HMC”) have entered into a Distribution Agreement (the “HMC Distribution Agreement”). HMC has registered offices at Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. HMC acts as the statutory principal underwriter of the Funds’ shares in Chile, Peru and Columbia (and other Latin American countries as the Funds and HMC may agree upon from time to time). The HMC Distribution Agreement has been approved by the Board of Trustees. Matthews compensates HMC for its services to the Funds.

Pursuant to the HMC Distribution Agreement, HMC has agreed to qualify under all applicable laws in Chile, Peru and Columbia (and other Latin American countries as the Funds and HMC may agree upon from time to time) in connection with the distribution of the Funds’ shares in such countries. HMC is not, and is not required to be, a broker-dealer registered with the SEC or a member of FINRA.

Compensation Paid to Principal Underwriters

For the fiscal years ended December 31, 2012, 2011 and 2010, neither the Trust nor any Fund paid compensation to any principal underwriter. In addition, for those years, no underwriting commissions were charged or amounts were retained by the principal underwriters.

Matthews Asia Funds	Page 71 of 91

Rule 12b-1 Plan (Distribution Plan)

The Trust’s 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in the event that the Board determines it is necessary to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders and any amounts payable under the Plan would be subject to applicable operating expense limitations agreed to by Matthews.

Shareholder Servicing and Administration and other Service Providers

Shareholder Servicing and Administration

BNY Mellon Investment Servicing (US) Inc. provides certain administrative services to the Trust pursuant to a Second Amended and Restated Investment Company Services Agreement dated as of April 1, 2007, as amended January 1, 2012 (the “Investment Company Services Agreement”). Under the Investment Company Services Agreement, BNY Mellon provides certain accounting and financial administration services for the Trust including, among other things, the computation of the NAVs of the Funds’ shares, maintenance of certain of the Funds’ books and financial records, preparation and filing of shareholder reports, preparation and filing of certain tax returns and coordination of the payment of Fund-related expenses through the custodian. BNY Mellon also provides certain regulatory administration services including, among other things, the preparation of agendas and resolutions for quarterly Board meetings, maintenance of the Trust’s corporate records and assistance with the preparation and filing of the annual update to the Trust’s registration statement with the SEC.

In addition, pursuant to the Investment Company Services Agreement, BNY Mellon provides certain transfer agency and other shareholder services for shareholders who open accounts directly with BNY Mellon. Such services include maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally (collectively, "transfer agency and shareholder services”).

Matthews Asia Funds	Page 72 of 91

During the fiscal years ended December 31, 2012, 2011 and 2010, the aggregate amounts paid by the Funds to BNY Mellon for accounting and administration services totaled $1,286,720, $2,525,518 and $2,139,613, respectively, and are broken down as follows:

Matthews Fund	Fees Paid to Administrator During FYE 12-31-10		Fees Paid to Administrator During FYE 12-31-11		Fees Paid to Administrator During FYE 12-31-12
Asia Strategic Income Fund	N/A	*	$168	*	$1,878
Asian Growth and Income Fund	$508,071		$571,748		$271,181
Asia Dividend Fund	$163,692		$371,743		$232,928
China Dividend Fund	$3,485		$6,327		$2,598
Asia Growth Fund	$42,509		$55,530		$30,371
Pacific Tiger Fund	$715,092		$814,758		$465,449
Asia Focus Fund	N/A	**	N/A	**	N/A	**
Emerging Asia Fund	N/A	***	N/A	***	N/A	***
China Fund	$439,919		$409,226		$171,241
India Fund	$166,783		$154,480		$51,668
Japan Fund	$11,257		$19,773		$9,158
Korea Fund	$23,324		$27,539		$13,091
Asia Small Companies Fund	$40,429		$65,968		$25,310
China Small Companies Fund	N/A	****	$370	****	$487
Asia Science and Technology Fund	$25,052		$27,888		$11,360

*	The Matthews Asia Strategic Income Fund commenced operations on November 30, 2011.
**	The Matthews Asia Focus Fund commenced operations on April 30, 2013.
***	The Matthews Emerging Asia Fund commenced operations on April 30, 2013.
****	The Matthews China Small Companies Fund commenced operations on May 31, 2011.

For shareholders who purchase shares through a broker or other financial intermediary (sometimes called fund “supermarkets”), some or all transfer agency and shareholder services may be performed by that intermediary. The services provided by supermarkets (although they vary from supermarket to supermarket) generally include the following: acceptance, processing and settlement of specific shareholder transactions (purchases, redemptions and exchanges); establishing and maintaining transaction clearing relationships; establishing and maintaining individual shareholder records; providing and maintaining periodic and transaction-specific reporting; maintaining shareholder records regarding share splits, reorganizations and other corporate actions; performing anti-money laundering and related regulatory compliance functions that relate to individual shareholders; responding to inquiries regarding the Funds as well as the status of accounts and transactions made by shareholders who own shares through that supermarket; processing redemption fees; providing NAV, dividend and distribution information to shareholders; and assisting with shareholder communications. Some fund supermarkets also provide the following services: next-day transaction processing services; 24-hour transaction services; performance estimates; research; fund ratings (e.g., Lipper and Morningstar ratings); risk analysis; fund facts and fees; tax information and analysis; independent due diligence of funds; tax lot accounting; internet services; and access to other financial products (e.g., banking and credit). You should contact your supermarket to determine the specific services available to you.

Matthews Asia Funds	Page 73 of 91

For performing transfer agency and shareholder services, the supermarket may seek compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation (and periodically reviews the allocation) of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to supermarkets for distribution services.

The Trust has also entered into an Administration and Shareholder Services Agreement with Matthews as of August 13, 2004, as amended (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, Matthews provides a range of administrative services that focus on the servicing needed by the Funds and oversight and coordination of their various service providers, as distinct from the services provided by BNY Mellon and supermarkets to shareholder accounts. Matthews’ services may include, on a continuous basis: responding to shareholder communications that come to Matthews directly, indirectly via BNY Mellon or a supermarket, or via the Funds’ website; providing regular communications and investor education materials to shareholders; communicating with investment advisors whose clients own or hold shares of the Funds and providing such other information as may reasonably be requested by shareholders or certain services not provided by the Funds’ transfer agent or by fund supermarkets. Matthews also provides, on a continuous basis, the following administration services: oversight of the activities of BNY Mellon as the Funds’ transfer agent (including the transfer agent’s call center operations); oversight of the Funds’ accounting agent, custodian and BNY Mellon’s administrative functions; assisting with the daily calculation of Fund NAVs; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by other parties, such as BNY Mellon, for Board meetings; providing such other information and assistance to shareholders as they may reasonably request; coordinating and executing the offering (or closure) of a Fund; and general oversight of the vendor community at large as well as industry trends to ensure that shareholders are receiving quality service and technical support.

Under the Shareholder Services Agreement, the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under an amendment to the Shareholder Services Agreement, effective September 1, 2007, through November 30, 2010, the Funds paid 0.25% of their aggregate average daily net assets between $0 and $2 billion, 0.1834% of their aggregate average daily net assets between $2 billion and $5 billion, 0.15% of their aggregate average daily net assets between $5 billion and $7.5 billion, and 0.125% of their aggregate average daily net assets over $7.5 billion. Under an amendment to the Shareholder Services Agreement, effective December 1, 2010, the Funds pay 0.25% of their aggregate average daily net assets between $0 and $2 billion, 0.1834% of their aggregate average daily net assets between $2 billion and $5 billion, 0.15% of their aggregate average daily net assets between $5 billion and $7.5 billion, and 0.125% of their aggregate average daily net assets between $7.5 billion and $15 billion and 0.11% of their aggregate average daily net assets over $15 billion. Fees charged and waived or reimbursed under the shareholder servicing fee arrangement during the fiscal years ended December 31, 2012, 2011 and 2010 were as follows:

Matthews Asia Funds	Page 74 of 91

	FYE 12-31-12
Matthews Fund	Administration and Shareholder Servicing Fees	Total	Fee in Basis Points
Asia Strategic Income Fund	$36,097	$36,097	0.15%
Asian Growth and Income Fund	$5,226,011	$5,226,011	0.15%
Asia Dividend Fund	$4,485,723	$4,485,723	0.15%
China Dividend Fund	$49,966	$49,966	0.15%
Asia Growth Fund	$585,677	$585,677	0.15%
Pacific Tiger Fund	$8,971,705	$8,971,705	0.15%
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$3,309,187	$3,309,187	0.15%
India Fund	$997,600	$997,600	0.15%
Japan Fund	176,952	$176,952	0.15%
Korea Fund	$253,005	253,005	0.15%
Asia Small Companies Fund	488,239	$488,239	0.15%
China Small Companies Fund	$9,381	$9,381	0.15%
Asia Science and Technology Fund	$219,439	$219,439	0.15%

	FYE 12-31-11
Matthews Fund	Administration and Shareholder Servicing Fees	Total	Fee in Basis Points
Asia Strategic Income Fund***	$1,635	$1,635	0.16%
Asian Growth and Income Fund	$5,575,256	$5,575,256	0.15%
Asia Dividend Fund	$3,624,744	$3,624,744	0.16%
China Dividend Fund	$61,675	$61,675	0.15%
Asia Growth Fund	$541,516	$541,516	0.15%
Pacific Tiger Fund	$7,941,808	$7,941,808	0.15%
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$3,989,677	$3,989,677	0.15%
India Fund	$1,505,291	$1,505,291	0.15%
Japan Fund	$192,622	$192,622	0.15%
Korea Fund	$268,405	$268,405	0.15%
Asia Small Companies Fund	$642,739	$642,739	0.15%
China Small Companies Fund****	$3,608	$3,608	0.16%
Asia Science and Technology Fund	$271,967	$271,967	0.15%

Matthews Asia Funds	Page 75 of 91

	FYE 12-31-10
Matthews Fund	Administration and Shareholder Servicing Fees	Total	Fee in Basis Points
Asia Strategic Income Fund***	N/A	N/A	N/A
Asian Growth and Income Fund	$5,029,908	$5,029,908	0.16%
Asia Dividend Fund	$1,610,803	$1,610,803	0.16%
China Dividend Fund	$34,276	$34,276	0.16%
Asia Growth Fund	$420,812	$420,812	0.16%
Pacific Tiger Fund	$7,075,983	$7,075,983	0.15%
Asia Focus Fund*	N/A	N/A	N/A
Emerging Asia Fund**	N/A	N/A	N/A
China Fund	$4,361,280	$4,361,280	0.16%
India Fund	$1,648,388	$1,648,388	0.16%
Japan Fund	$112,048	$112,048	0.16%
Korea Fund	$231,234	$231,234	0.16%
Asia Small Companies Fund	$397,608	$397,608	0.16%
China Small Companies Fund****	N/A	N/A	N/A
Asia Science and Technology Fund	$248,299	$248,299	0.16%

*	The Matthews Asia Focus Fund commenced operations on April 30, 2013.
**	The Matthews Emerging Asia Fund commenced operations on April 30, 2013.
***	The Matthews Asia Strategic Income Fund commenced operations on November 30, 2011.
****	The Matthews China Small Companies Fund commenced operations on May 31, 2011.

Transfer Agent

BNY Mellon is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of each Fund’s shares and distributes each Fund’s cash distributions to shareholders.

Custodian

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations.

Counsel to the Trust

Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel to the Trust.

Matthews Asia Funds	Page 76 of 91

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust. The firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by PricewaterhouseCoopers, LLP.

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and other matters involved in the receipt of brokerage services generally.

Matthews may also purchase from a broker or allow a broker to pay for certain execution-related and research services, including economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Funds do not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Funds’ shares by directing portfolio securities transactions to that broker or dealer.

Matthews may cause the Funds to pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these execution-related and research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews will attempt to allocate portfolio transactions among the Funds and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the other accounts. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of Matthews, however, the results of such procedures will, on the whole, be in the best interests of each of the accounts it manages.

Matthews Asia Funds	Page 77 of 91

For the fiscal years ended December 31, 2012, 2011 and 2010, the aggregate brokerage commissions paid by the Trust on behalf of the Funds amounted to $10,073,488, $9,540,540 and $11,348,132, respectively. All such amounts were considered by the Fund in directing transactions to a broker dealer because of proprietary or third party research services provided by such broker dealers. The aggregate brokerage commissions attributable to each Fund are set forth below.

Matthews Fund	Brokerage Commissions Paid During FYE 12-31-10		Brokerage Commissions Paid During FYE 12-31-11		Brokerage Commissions Paid During FYE 12-31-12
Asia Strategic Income Fund	N/A	*	$2,102	*	$6,187
Asian Growth and Income Fund	$2,471,394		$2,107,752		$1,896,951
Asia Dividend Fund	$1,922,972		$1,906,091		$2,103,787
China Dividend Fund	$34,756		$33,681		$50,176
Asia Growth Fund	$253,525		$411,560		$591,718
Pacific Tiger Fund	$3,752,441		$2,040,188		$3,081,416
Asia Focus Fund	N/A	**	N/A	**	N/A	**
Emerging Asia Fund	N/A	***	N/A	***	N/A	***
China Fund	$778,710		$980,238		$815,133
India Fund	$901,740		$852,293		$445,468
Japan Fund	$91,667		$183,176		$190,827
Korea Fund	$211,293		$185,018		$205,945
Asia Small Companies Fund	$659,079		$555,873		$433,002
China Small Companies Fund	N/A	****	$4,172	****	$9,302
Asia Science and Technology Fund	$270,555		$278,396		$243,576

*	The Matthews Asia Strategic Income Fund commenced operations on November 30, 2011.
**	The Matthews Asia Focus Fund commenced operations on April 30, 2013.
***	The Matthews Emerging Asia Fund commenced operations on April 30, 2013.
****	The Matthews China Small Companies Fund commenced operations on May 31, 2011.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The Funds held securities of the following broker-dealers, which were their regular broker-dealers as of December 31, 2012:

Matthews Fund	Issuer	Value of Fund’s Aggregate Holdings of Issuer
Asia Strategic Income Fund	HSBC Holdings PLC	$254,383
Asian Growth and Income Fund	Macquarie Securities (USA), Inc.	$70,401,770
Korea Fund	Samsung Securities Co., LTD	$2,127,283
India Fund	Kotak Securities	$25,130,783
Japan Fund	Mitsubishi UFJ Securities (USA), Inc.	$3,512,895
Pacific Tiger Fund	Kotak Securities	$104,920,913

The Funds engaged in brokerage transactions with J.P. Morgan Chase Bank, N.A., including its subsidiaries and affiliates (“J.P. Morgan”), which, for certain purposes may be deemed to be an affiliate of the Funds. The aggregate value of such transactions with J.P. Morgan by the Funds in 2012 represented 3.8% of the Funds’ aggregate brokerage transactions for 2012. The aggregate dollar value of commissions paid to J.P. Morgan by the Funds in 2012 in respect of such transactions was $318,859, representing 3.8% of the Funds’ aggregate brokerage commissions paid in 2012. The Funds did not engage in brokerage transactions with any other broker that is affiliated with the Trust or Matthews during the fiscal year ended December 31, 2012.

Matthews Asia Funds	Page 78 of 91

Shares of Beneficial Interest

The Funds are authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of a particular Fund represent equal proportionate interests in the assets of that Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Each Fund except for the Matthews China Small Companies Fund currently offers shares in two separate Classes: Investor Class and Institutional Class. The Matthews China Small Companies Fund currently offers only Investor Class shares. Pursuant to the Trust’s Multiple Class Plan, the only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses as outlined in the relevant Prospectus; (b) each class may bear a different identifying designation; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

Each Fund may be terminated upon the sale and conveyance of its assets to another Fund, partnership, association, corporation, or entity, or upon the sale and conversion into money of its assets. The Board may terminate or sell all or a portion of the assets of the Fund without prior shareholder approval. In the event of the dissolution or liquidation of a Fund, shareholders of the Fund are entitled to receive the underlying assets of a Fund available for distribution.

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

Fund shares may be purchased in the United States through the Underwriter or certain financial intermediaries who may charge a fee for their services and may be purchased in Latin America through HMC.

Matthews Asia Funds	Page 79 of 91

Determination of Net Asset Value

Generally, the NAV per share of each Class of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Funds do not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Funds may, under extraordinary circumstances, calculate the NAV of their respective shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

The value of the Funds’ exchange-traded securities is based on market quotations for those securities, or on their fair value determined by or under the direction of the Board of Trustees (as described below). Market quotations are provided by pricing services that are independent of the Funds and Matthews. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by third-party vendors or by using indicative bid quotations from bond dealers or market makers, or other available market information, often from the principal (or most advantageous) market on which the security is traded, or valued based on their fair value as determined by or under the direction of the Board of Trustees (as described below). The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

In addition, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Funds, including the Matthews India Fund, accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce a Fund’s NAV.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Funds are highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers.

Foreign values of the Funds’ securities are converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies adopted by the Board (the “Pricing Policies”). The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

Matthews Asia Funds	Page 80 of 91

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in Asia Pacific may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Funds’ NAV are not calculated.

The Funds have a Valuation Committee, comprised of at least one Trustee of the Trust, as well as certain employees of Matthews (some of whom may also be officers of the Funds), which reviews and monitors the Pricing Policies. The Valuation Committee is responsible for determining the fair value of the Funds’ securities as needed in accordance with the Pricing Policies and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting.

Pursuant to the Pricing Policies, the Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable, and any over-the-counter security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to a Valuation Committee. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, Asian Pacific securities. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Funds’ shares into U.S. dollars at the prevailing market rates, as determined in accordance with the Pricing Policies.

Matthews Asia Funds	Page 81 of 91

Redemption in Kind

At the organizational meeting of the Trust, the Board directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 under the 1940 Act. The Board further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the NAV of the Fund, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Funds to redeem in kind may be limited.

Equalization

For any of its fiscal years, a Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of that Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Funds, reducing the amount of the distribution to be made to remaining shareholders of each Fund.

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gains distributions, if any, are normally made after October 31. The Funds may make additional payments of dividends or distributions if they deem it to be desirable and in the best interests of shareholders at other times during the year. The Matthews Asia Dividend Fund and the Matthews Asia Strategic Income Fund seek to distribute income quarterly in March, June, September and December. The Matthews Asian Growth and Income Fund and the Matthews China Dividend Fund seek to distribute income twice each year, generally in June and December. Any dividend or distributions paid by the Funds have the effect of reducing the NAV per share on the record date by the amount of the dividend of distribution. To the extent the Funds make a mid-year distribution of realized capital gains, the Funds run the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Funds will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

Taxation of the Funds

In General

Each Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) distribute at least 90% of its dividend, interest and certain other income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses, or of one or more qualified publicly traded partnerships.

Matthews Asia Funds	Page 82 of 91

To the extent each Fund qualifies for treatment as a regulated investment company, they will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of a Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98.2% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed and untaxed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Dividends declared by the Funds during October, November or December to shareholders of record on a specified date in such months and paid during January of the following year will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Funds. Dividends paid by the Funds may qualify in part for the dividends received deduction for corporations.

The Funds will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

At the time of an investor’s purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in a Fund’s portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the trading value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment. In general, a Fund may make taxable distributions even during periods in which the share price has declined.

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Funds write a call, or purchase a put option, an amount equal to the premium received or paid by it is included in the Funds’ accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that a Fund has written expires on its stipulated expiration date, that Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

Matthews Asia Funds	Page 83 of 91

The premium paid by a Fund for the purchase of a put option is recorded in that Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. 60% of any net gain or loss recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by a Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to stockholders.

Passive Foreign Investment Companies

Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs are not eligible to be treated as “qualified dividend income.” Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Matthews Asia Funds	Page 84 of 91

Other Foreign Tax Issues

In India, a tax of 15% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to 8 years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends. Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of these taxes may affect the Funds’ daily NAV.

Taxes incurred on a Fund’s short-term realized gains may lower the potential short-term capital gains distribution of that Fund. Any taxes paid in India by a Fund on short-term realized gains will be available to be included in the calculation of that Fund’s foreign tax credit that is passed through to shareholders via Form 1099-DIV. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of a Fund, they also potentially lower, to a larger extent, the total return of that Fund as proceeds from sales are reduced by the amount of the tax.

The taxation on dividends and capital gains derived by nonresident enterprises was largely changed when China adopted the unified Enterprise Income Tax law effective as of January 1, 2008. Although the Chinese authorities have issued various tax circulars since then to provide the much-needed clarification, the tax treatment of capital gains derived by nonresident enterprises, such as the Funds, on shares issued by a Chinese resident company remains unclear. To the extent that such taxes are imposed on dispositions of holdings of the Funds, the Funds’ returns would be adversely impacted.

Under the U.S.-South Korea income tax treaty, as presently in effect, the government of South Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by South Korean issuers. Under U.S.-South Korea income tax treaty, there is no South Korean withholding tax on realized capital gains.

Matthews Asia Funds	Page 85 of 91

The Funds consider the impact of a country’s tax laws and regulations, as well as withholding, when considering investment decisions. The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal or foreign tax consequences of an investment in the Funds. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

Federal law requires that a Fund withhold as “backup withholding”, at a current rate of 28%, certain reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to stockholders who fail to provide the Fund with a valid taxpayer identification number, make certain required certifications, have been notified by the Internal Revenue Service (“IRS”) that they are subject to backup withholding, or with respect to whom the Fund has been notified by the IRS that backup withholding applies. In order to avoid this withholding requirement, stockholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld may be applied to the taxpayer’s ultimate federal income tax liability if proper documentation is provided to the IRS.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty) or the possible applicability of the Foreign Account Tax Compliance Act (FATCA).

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive unaudited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to Matthews at (800) 789-ASIA (2742).

Financial Statements

The financial statements for the Funds, including the notes thereto as of December 31, 2012 are incorporated by reference from the Funds’ 2012 Annual Report to Shareholders as filed with the SEC on Form N-CSR.

Matthews Asia Funds	Page 86 of 91

Appendix: Bond Ratings

A Fund’s investments may range in quality from securities rated in the lowest category in which a Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Investor Service, Inc., (“Fitch”), or, if unrated, determined by Matthews to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

•	High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Matthews.
•	Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Matthews.
•	Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are considered predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of the ratings categories used by Moody’s, S&P and Fitch applicable to fixed income securities.

Moody’s classifies corporate bonds as follows:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Matthews Asia Funds	Page 87 of 91

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Moody’s classifies corporate short-term debt as follows:

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Matthews Asia Funds	Page 88 of 91

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P describes classification of corporate and municipal debt as follows:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Matthews Asia Funds	Page 89 of 91

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Provisional ratings:

“p”	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

“r”	The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.:	Not rated.

Fitch describes classification of long term credit ratings of debt securities as follows:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Matthews Asia Funds	Page 90 of 91

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC,” “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“DDD,” “DD,” “D”: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Matthews Asia Funds	Page 91 of 91

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C - Other Information

Item 28.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of the Matthews Asia Pacific Fund dated October 31, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of each series of the Trust dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(d)(5)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(d)(6)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(d)(7)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(d)(8)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(d)(9)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(d)(10)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(d)(11)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(e)(1)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(5)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(e)(6)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(e)(7)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(e)(8)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc. is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 49 on September 15, 2011.

(e)(9)	Distribution Agreement between Matthews International Funds, Matthews International Capital Management and HMC Partners dated May 17, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(e)(10)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(e)(11)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(f)	Not Applicable.

(g)	Custodian Agreement with Brown Brothers Harriman & Co. dated July 20, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(g)(1)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated September 15, 2008 to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(g)(2)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 12, 2009 to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(g)(3)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(g)(4)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated November 30, 2011 to reflect the addition of the Matthews Asia Strategic Income Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(g)(5)	Futures Customer Account Agreement with HSBC Securities (USA) Inc. dated November 22, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(g)(6)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)	Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)	Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)(xiv)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(1)(xv)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvi)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(h)(1)(xvii)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(1)(xviii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(1)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(h)(1)(xx)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, to reflect the addition of the Matthews Asia Strategic Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(1)(xxi)	Amendment to Second Amended and Restated Investment Company Services Agreement dated January 1, 2012 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(h)(1)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(h)(2)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(2)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(h)(2)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management dated September 15, 2008 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(2)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(2)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated December 1, 2010 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(h)(2)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(2)(xii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(2)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(h)(3)(i)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(h)(3)(v)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(h)(3)(vi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(h)(3)(vii)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2009 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(h)(3)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated May 19, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(h)(3)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated November 30, 2011 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(h)(3)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is filed herewith.

(i)(1)	Legal Opinion of Counsel is incorporated herein by reference to and was filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, 38, 46 and 50 on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, November 30, 2009, May 31, 2011, and November 29, 2011, respectively.

(i)(2)	Legal Opinion with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, including Consent of Counsel, is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(n)(1)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(n)(2)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(n)(3)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, is filed herewith.

(o)	Not Applicable.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(3)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(p)(6)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(p)(7)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated, May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(q)(5)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(q)(6)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not Applicable.

Item 30.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 31.	Business and Other Connections of Advisor

The primary business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios. Matthews also acts as the global distributor of Mathews Asia Funds, SICAV, an open-end umbrella fund group organized under the laws of Luxembourg. Matthews Global Investors (Hong Kong) Limited, a Hong Kong registered broker-dealer, is a wholly owned subsidiary of Matthews that is engaged in marketing non-U.S. funds to non-U.S. investors. Matthews is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company
G. Paul Matthews	Matthews Asian Selections Funds PLC	Director
Director and Portfolio	Floor 3
Manager	Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

Mark W. Headley	N/A
Director, Chairman and Portfolio Manager

William J. Hackett	Matthews Asian Selections Funds PLC	Director
Chief Executive Officer,	Floor 3
President and Secretary	Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

	Matthews Asia Funds SICAV	Director
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

	Matthews Global Investors S.àr.l.	Director
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

	Matthews Global Investors (Hong Kong) Limited	Director
Two Pacific Place
Hong Kong SAR

David A Hartley, Chief Financial Officer	Invesco Limited Two Peachtree Pointe 1555 Peachtree Street, N.E. Atlanta, GA 30309 Invesco Advisers, Inc. Two Peachtree Pointe 1555 Peachtree Street, N.E. Atlanta, GA 30309	Chief Accounting Officer Treasurer

Robert Horrocks Chief Investment Officer and Portfolio Manager	Matthews Global Investors (Hong Kong) Limited	Registered Officer

John P. McGowan Senior Vice President of Business Administration

Matthews Asian Selections Funds PLC

Floor 3

Brooklawn House

Crampton Ave.

Ballsbridge

Dublin 4, Ireland

Matthews Asia Funds SICAV

6, route de Treves

L-2633 Senningerberg

Grand Duchy of Luxembourg

Matthews Global Investors S.àr.l.

19, rue de Bitbourg

L-1273 Luxembourg

Grand Duchy of Luxembourg

Director Director Director

Timothy B. Parker General Counsel

Matthews Asia Funds SICAV

6, route de Treves

L-2633 Senningerberg

Grand Duchy of Luxembourg

Matthews Global Investors S.àr.l.

19, rue de Bitbourg

L-1273 Luxembourg

Grand Duchy of Luxembourg

Matthews Global Investors (Hong Kong) Limited

Two Pacific Place

Hong Kong SAR

Matthews Global Investors (US) LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

Director and Conducting Officer Director Director Managing Member

Manoj Pombra Chief Compliance Officer Money Laundering Officer	N/A

James E. Walter Executive Vice President	N/A

Jeffrey D. Lovell Director

Lovell Minnick Partners, LLC

The Plaza at Continental Park

2141 Rosecrans Avenue

Suite 5150

El Segundo, CA 90245

Duff & Phelps Corp.

55 East 52nd Street

31st Floor

New York, NY 10055

Leerink Swann Holdings LLC

One Federal Street

37th Floor

Boston, MA 02110

Mercer Advisors Inc.

7201 East Princess Blvd.

Scottsdale, AZ 85255

Chairman Director Director Director

Christopher J. Carey Director	City National Bank 555 South Flower Street Los Angeles, CA 90071	Chief Financial Officer

Item 32.	Principal Underwriter

(a)	Foreside Funds Distributors LLC, principal underwriter of the Trust in the United States (the “U.S. Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Aston Funds
2.	E.I.I. Realty Securities Trust
3.	FundVantage Trust
4.	GuideStone Funds
5.	Highland Funds I
6.	Highland Funds II
7.	Kalmar Pooled Investment Trust
8.	Matthews International Funds (d/b/a Matthews Asia Funds)
9.	Metropolitan West Funds
10.	The Motley Fool Funds Trust
11.	New Alternatives Fund, Inc.
12.	Old Westbury Funds, Inc.
13.	The RBB Fund, Inc.
14.	Stratton Multi-Cap Fund, Inc.
15.	Stratton Real Estate Fund, Inc.
16.	The Stratton Funds, Inc.
17.	The Torray Fund
18.	Versus Global Multi-Manager Real Estate Income Fund LLC

HMC Partners, principal underwriter of the Trust in Latin America (the “Latin American Distributor”) is an exempted company organized under the laws of the Cayman Islands. As of March 31, 2012, the Latin American Distributor also acted as principal underwriter for Neuberger Berman Group LLC.

(b)	The following are the Officers and Managers of the U.S. Distributor. The U.S. Distributor’s main business address is 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Bruno S. DiStefano	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312	Vice President	None

Ronald C. Berge	400 Berwyn Park, 899 Cassatt Road, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	15 Crestwood Drive, Ashland, MA 10721	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

The Latin American Distributor is an exempted company limited by shares organized under the laws of the Cayman Islands, with its registered office at the offices of Codan Trust Company (Cayman) Limited, Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman, KY1-1111, Cayman Islands. The partners of HMC Partners are Felipe Held and Ricardo L. Morales and they hold no position or office with the Trust.

The following is a list of the directors and executive officers of the Latin American Distributor:

Board of Directors of the Latin American Distributor

Position(s) with Latin
Name	American Distributor	Effective Date
Ricardo L. Morales	Director	October 7, 2008
Felipe Held	Director	October 7, 2008

Officers of the Latin American Distributor

Position(s) with Latin
Name	American Distributor	Effective Date
Ricardo L. Morales	Managing Director	October 7, 2008
Felipe Held	Managing Director	October 7, 2008
Patricio Salazar Diaz	Chief Operating Officer	September 1, 2009

(c)	Not Applicable

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661.

(b)	With respect to Rules 31a-1(a); 31a-1(b)(2)(i)(c), (d), (e) and (f); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406-0903.

(c)	With respect to Rules 31a-1(b)(4), (5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

(d)	With respect to Rule 31a-1(f), the required books and records are maintained at Registrant’s agent:

Omgeo LLC, 22 Thompson Place, Boston, MA 02210

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 55 to the Registrant’s Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 30th day of April, 2013.

Matthews International Funds

By	/s/ William J. Hackett _____________________
William J. Hackett, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 55 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 30th day of April, 2013, in the capacities indicated.

Signature	Capacity	Date

/s/ William J. Hackett	President and Principal Executive Officer	April 30, 2013
William J. Hackett

/s/Shai Malka	Treasurer	April 30, 2013
Shai Malka

/s/ Geoffrey H. Bobroff*	Trustee	April 30, 2013
Geoffrey H. Bobroff

/s/ Jonathan Zeschin*	Trustee	April 30, 2013
Jonathan Zeschin

/s/ G. Paul Matthews*	Trustee	April 30, 2013
G. Paul Matthews

/s/ Rhoda Rossman*	Trustee	April 30, 2013
Rhoda Rossman

/s/ Toshi Shibano*	Trustee	April 30, 2013
Toshi Shibano

/s/ Richard K. Lyons*	Trustee	April 30, 2013
Richard K. Lyons

* By: /s/ John P. McGowan

as Attorney-in-Fact and Agent pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(d)(11)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(e)(11)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(g)(6)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(h)(1)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(h)(2)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(h)(3)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund

(i)(2)	Legal Opinion with respect to the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, including Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(n)(3)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund